AXP(R) S&P 500 Index Fund
                                                       AXP(R) Mid Cap Index Fund
                                            AXP(R) Total Stock Market Index Fund
                                          AXP(R) International Equity Index Fund
                                                 AXP(R) Nasdaq 100 Index(R) Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) ticker

CONTENTS

From the Chairman                                   3
From the Portfolio Managers                         3
Fund Facts                                          5
The 10 Largest Holdings                            10
Financial Statements                               15
Notes to Financial Statements                      22
Investments in Securities                          34

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2 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.

Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Managers

AXP S&P 500 Index Fund

The Fund's Class D shares experienced a loss of 11.13% during the first half of the fiscal year -- February through July 2001. A weak economy and a slump in corporate profits plagued large-capitalization stocks for most of the six months. Most of the damage was done during February and March, when the market went on an almost-uninterrupted slide. Some optimism returned in the spring, allowing the market to make up much of the lost ground. But that was followed by a steady decline during the summer. Leading the losers for the period were technology, health care and utility stocks. Holding up relatively well were consumer cyclical stocks, including autos and retailers, and basic materials stocks, including gold and steel producers.

AXP Mid Cap Index Fund

The Fund's Class D shares experienced a loss of 3.06% during the first half of the fiscal year -- February through July 2001 -- as concerns about an economic slowdown and weaker corporate

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3 AXP INDEX FUNDS -- SEMIANNUAL REPORT
profits weighed on stocks. After suffering a sharp decline over the first two months of the period, mid-capitalization stocks rebounded strongly during the spring. Although they slumped a bit in June and July, they still managed to easily outperform large-capitalization stocks for the period as a whole. That continued a trend established last year, as investors were again drawn to what they perceived to be less-vulnerable segments of the stock market.

AXP Total Stock Market Index Fund

The Fund's Class D shares experienced a loss of 11.19% during the first half of the fiscal year -- February through July 2001. The market's problems stemmed from ongoing weakness in the economy, which in turn acted as a drag on corporate profits. Although the market managed a spring rally, it was sandwiched around two downturns. Most affected by the difficult environment were large-capitalization stocks, particularly those in the growth segment. Small and mid-capitalization stocks, on the other hand, held up relatively well, experiencing only small declines for the six months.

AXP International Equity Index Fund

The Fund's Class D shares experienced a loss of 16.46% during the first half of the fiscal year -- February through July 2001. The economic downturn that dragged down the U.S. stock market spread to Europe early in the year, putting pressure on corporate profits and, therefore, stock prices. Among the major markets that comprised the bulk of the Fund's investments -- the United Kingdom, Germany, France, Italy and Japan -- all finished lower for the six months. A decline in the value of the euro, Europe's common currency, and the yen (Japan) also reduced the Fund's return.

AXP Nasdaq 100 Index Fund

The Fund's Class D shares experienced a loss of 35.36% as the index's woes continued during the first half of the fiscal year -- February through July 2001. A steady stream of generally poor profit reports from technology-related companies, combined with forecasts for more of the same for the rest of the year, sent the index into a nosedive during February and March. The index did manage to recoup some of the loss during the spring and summer, though, as investors gradually became attracted to the historically low prices that were available on some technology and telecommunications stocks.

James M. Johnson, Jr., CFA              Adele Kohler
Portfolio Manager                       Portfolio Manager
AXP S&P 500 Index Fund                  AXP International Equity Index Fund
AXP Mid Cap Index Fund
AXP Total Stock Market Index Fund
AXP Nasdaq 100 Index Fund

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4 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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Fund Facts

AXP S&P 500 Index Fund

Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $4.71
Jan. 31, 2001                                                     $5.30
Decrease                                                          $0.59

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -11.13%

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $4.72
Jan. 31, 2001                                                     $5.31
Decrease                                                          $0.59

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -11.11%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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AXP Mid Cap Index Fund

Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $6.01
Jan. 31, 2001                                                     $6.20
Decrease                                                          $0.19

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    -3.06%

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $6.03
Jan. 31, 2001                                                     $6.21
Decrease                                                          $0.18

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                    -2.90%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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AXP Total Stock Market Index Fund

Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $4.84
Jan. 31, 2001                                                     $5.45
Decrease                                                          $0.61

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -11.19%

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $4.85
Jan. 31, 2001                                                     $5.45
Decrease                                                          $0.60

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -11.01%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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7 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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AXP International Equity Index Fund

Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $4.01
Jan. 31, 2001                                                     $4.80
Decrease                                                          $0.79

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -16.46%

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $4.02
Jan. 31, 2001                                                     $4.80
Decrease                                                          $0.78

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -16.25%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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8 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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AXP Nasdaq 100 Index Fund

Class D -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $3.40
Jan. 31, 2001                                                     $5.26
Decrease                                                          $1.86

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -35.36%

Class E -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2001                                                     $3.42
Jan. 31, 2001                                                     $5.28
Decrease                                                          $1.86

Distributions -- Feb. 1, 2001 - July 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   -35.23%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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9 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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The 10 Largest Holdings

AXP S&P 500 Index Fund
                                         Percent                Value
                                     (of net assets)    (as of July 31, 2001)

General Electric                          3.85%              $5,692,409
Microsoft                                 3.17                4,693,201
Exxon Mobil                               2.57                3,795,942
Pfizer                                    2.32                3,428,143
Citigroup                                 2.25                3,326,313
Wal-Mart Stores                           2.23                3,292,622
AOL Time Warner                           1.79                2,652,918
Intel                                     1.79                2,641,076
American Intl Group                       1.73                2,556,607
Intl Business Machines                    1.63                2,408,258

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 23.33% of net assets

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10 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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AXP Mid Cap Index Fund
                                         Percent                Value
                                     (of net assets)    (as of July 31, 2001)

Genzyme-General Division                  1.24%                $280,167
IDEC Pharmaceuticals                       .92                  208,039
M&T Bank                                   .89                  201,732
Electronic Arts                            .86                  195,464
S&P Mid-Cap 400 Depositary Receipts        .84                  189,223
Sungard Data Systems                       .83                  189,090
Millennium Pharmaceuticals                 .78                  175,794
IVAX                                       .77                  175,304
Quest Diagnostics                          .74                  167,706
Telephone & Data Systems                   .72                  163,133

For further details about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 8.59% of net assets

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11 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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AXP Total Stock Market Index Fund
                                         Percent                Value
                                     (of net assets)    (as of July 31, 2001)

General Electric                          3.21%              $1,002,067
Microsoft                                 2.65                  826,185
Exxon Mobil                               2.14                  668,201
Pfizer                                    1.93                  603,460
Citigroup                                 1.88                  585,548
Wal-Mart Stores                           1.86                  579,626
AOL Time Warner                           1.50                  466,998
Intel                                     1.49                  464,916
American Intl Group                       1.44                  450,049
Intl Business Machines                    1.36                  423,890

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 19.46% of net assets

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12 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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AXP International Equity Index Fund
                                         Percent                Value
                                     (of net assets)    (as of July 31, 2001)

BP Amoco (United Kingdom)                 2.39%                $496,413
GlaxoSmithKline (United Kingdom)          2.29                  475,601
Vodafone AirTouch (United Kingdom)        1.90                  393,229
Royal Dutch Petroleum (Netherlands)       1.71                  353,975
Toyota Motor (Japan)                      1.59                  329,915
Nokia (Finland)                           1.50                  310,029
HSBC Holdings (United Kingdom)            1.38                  285,316
Novartis (Switzerland)                    1.37                  284,612
Total Fina Cl B (France)                  1.37                  283,111
Nestle (Switzerland)                      1.14                  235,623

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 16.64% of net assets

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13 AXP INDEX FUNDS -- SEMIANNUAL REPORT



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AXP Nasdaq 100 Index Fund
                                         Percent                Value
                                     (of net assets)    (as of July 31, 2001)

Microsoft                                10.65%              $2,865,498
Intel                                     6.10                1,640,682
QUALCOMM                                  5.01                1,349,709
Cisco Systems                             4.36                1,174,593
Oracle                                    3.67                  989,066
Amgen                                     2.65                  712,637
Dell Computer                             2.24                  603,286
Sun Microsystems                          2.00                  539,378
Maxim Integrated Products                 1.84                  496,419
Applied Materials                         1.67                  448,968

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 40.19% of net assets

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14 AXP INDEX FUNDS -- SEMIANNUAL REPORT



Financial Statements

Statements of assets and liabilities
AXP Market Advantage Series, Inc.

                                                                                            AXP              AXP               AXP
                                                                                        S&P 500          Mid Cap             Total
                                                                                          Index            Index      Stock Market
July 31, 2001 (Unaudited)                                                                  Fund             Fund        Index Fund

Assets
Investments in securities, at value (Note 1)
   (identified cost $161,612,276, $21,446,713
   and $33,491,756)                                                                $147,989,093      $22,670,078       $31,234,671
Cash in bank on demand deposit                                                           71,253            2,896            85,225
Capital shares receivable                                                               399,658           21,195                --
Dividends and accrued interest receivable                                                92,040           11,939            19,146
Receivable for investment securities sold                                                36,551          768,696           423,273
                                                                                         ------          -------           -------
Total assets                                                                        148,588,595       23,474,804        31,762,315
                                                                                    -----------       ----------        ----------

Liabilities
Capital shares payable                                                                   91,678               --             4,342
Payable for investment securities purchased 580,546                                     778,946          482,809
Accrued investment management services fee                                                  961              161               256
Accrued distribution fee                                                                    199               76                64
Accrued transfer agency fee                                                                 989               38                22
Accrued administrative services fee                                                         320               49                94
Other accrued expenses                                                                   86,101           35,659            60,718
                                                                                         ------           ------            ------
Total liabilities                                                                       760,794          814,929           548,305
                                                                                        -------          -------           -------
Net assets applicable to outstanding capital stock                                 $147,827,801      $22,659,875       $31,214,010
                                                                                   ============      ===========       ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                           $    313,145      $    37,646       $    64,432
Additional paid-in capital                                                          160,341,313       20,700,283        33,152,925
Undistributed net investment income                                                     629,849           53,032           126,503
Accumulated net realized gain (loss)                                                    137,001          645,549           127,235
Unrealized appreciation (depreciation) on investments (Note 5)                      (13,593,507)       1,223,365        (2,257,085)
                                                                                    -----------        ---------        ----------
Total -- representing net assets applicable to
   outstanding capital stock                                                       $147,827,801      $22,659,875       $31,214,010
                                                                                   ============      ===========       ===========
Net assets applicable to
   outstanding shares:                      Class D                                $ 29,611,408      $11,100,806       $ 9,424,633
                                            Class E                                $118,216,393      $11,559,069       $21,789,377
Shares outstanding:                         Class D shares                            6,286,281        1,846,249         1,947,113
                                            Class E shares                           25,028,205        1,918,369         4,496,091
Net asset value per share of
   outstanding capital stock:               Class D                                $       4.71      $      6.01       $      4.84
                                            Class E                                $       4.72      $      6.03       $      4.85
                                                                                   ------------      -----------       -----------


See accompanying notes to financial statements.

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15 AXP INDEX FUNDS -- SEMIANNUAL REPORT


Statements of assets and liabilities
AXP Market Advantage Series, Inc.

                                                                                                             AXP               AXP
                                                                                                   International            Nasdaq
                                                                                                          Equity               100
July 31, 2001 (Unaudited)                                                                             Index Fund        Index Fund

Assets
Investments in securities, at value (Note 1)
   (identified cost $25,104,017 and $49,451,517)                                                     $20,576,757      $ 26,951,280
Cash in bank on demand deposit (including foreign currency holdings of $347,298
   for AXP International Equity Index Fund)                                                              536,734                --
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 6)                      11,405                --
Expense reimbursement receivable from AEFC                                                                 4,348                --
Capital shares receivable                                                                                  8,352             2,036
Dividends and accrued interest receivable                                                                 35,607               745
Receivable for investment securities sold                                                                121,232            22,929
                                                                                                         -------            ------
Total assets                                                                                          21,294,435        26,976,990
                                                                                                      ----------        ----------

Liabilities
Disbursements in excess of cash on demand deposit                                                             --             5,811
Capital shares payable                                                                                    45,000            13,150
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 6)                         782                --
Payable for investment securities purchased                                                              445,817                --
Accrued investment management services fee                                                                   235               281
Accrued distribution fee                                                                                   1,754               111
Accrued transfer agency fee                                                                                   --               251
Accrued administrative services fee                                                                           --                45
Other accrued expenses                                                                                    71,745            40,099
                                                                                                          ------            ------
Total liabilities                                                                                        565,333            59,748
                                                                                                         -------            ------
Net assets applicable to outstanding capital stock                                                   $20,729,102      $ 26,917,242
                                                                                                     ===========      ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    51,583      $     78,954
Additional paid-in capital                                                                            25,413,125        51,852,809
Undistributed net investment income (loss)                                                               115,166           (78,636)
Accumulated net realized gain (loss) (Note 9)                                                           (296,496)       (2,435,648)
Unrealized appreciation (depreciation) on investments (Notes 5 and 6)                                 (4,554,276)      (22,500,237)
                                                                                                      ----------       -----------
Total -- representing net assets applicable to outstanding capital stock                             $20,729,102      $ 26,917,242
                                                                                                     ===========      ============
Net assets applicable to
   outstanding shares:                      Class D                                                  $ 8,173,270      $ 16,189,565
                                            Class E                                                  $12,555,832      $ 10,727,677
Shares outstanding:                         Class D shares                                             2,036,716         4,756,628
                                            Class E shares                                             3,121,590         3,138,760
Net asset value per share of
   outstanding capital stock:               Class D                                                  $      4.01      $       3.40
                                            Class E                                                  $      4.02      $       3.42
                                                                                                     -----------      ------------


See accompanying notes to financial statements.

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16 AXP INDEX FUNDS -- SEMIANNUAL REPORT



Statements of operations
AXP Market Advantage Series, Inc.

                                                                                            AXP              AXP               AXP
                                                                                        S&P 500          Mid Cap             Total
                                                                                          Index            Index      Stock Market
Six months ended July 31, 2001 (Unaudited)                                                 Fund             Fund        Index Fund

Investment income
Income:
Dividends                                                                          $    783,964        $ 104,127       $   183,375
Interest                                                                                 32,215               41                64
   Less foreign taxes withheld                                                           (4,263)              --               (12)
                                                                                         ------               --               ---
Total income                                                                            811,916          104,168           183,427
                                                                                        -------          -------           -------
Expenses (Note 2):
Investment management services fee                                                      152,444           26,431            45,326
Distribution fee -- Class D                                                              29,230           11,739            10,729
Transfer agency fee                                                                     141,657            5,439             3,252
Administrative services fees and expenses                                                52,070            8,132            17,421
Compensation of board members                                                             4,650               --             4,650
Custodian fees                                                                           50,390           31,170             8,200
Printing and postage                                                                      8,690            4,543             4,075
Registration fees                                                                         8,480            8,387             4,477
Licensing fees                                                                           22,635            4,872             8,723
Audit fees                                                                                6,875            6,875             7,500
Other                                                                                     3,654               49             1,723
                                                                                          -----               --             -----
Total expenses                                                                          480,775          107,637           116,076
   Expenses reimbursed by AEFC (Note 2)                                                (203,116)         (50,445)          (31,316)
                                                                                       --------          -------           -------
                                                                                        277,659           57,192            84,760
   Earnings credits on cash balances (Note 2)                                              (701)             (73)               --
                                                                                           ----              ---                --
Total net expenses                                                                      276,958           57,119            84,760
                                                                                        -------           ------            ------
Investment income (loss) -- net                                                         534,958           47,049            98,667
                                                                                        -------           ------            ------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                      (531,082)         (11,009)          (34,846)
   Futures contracts                                                                   (718,535)              --                --
                                                                                       --------               --                --
Net realized gain (loss) on investments                                              (1,249,617)         (11,009)          (34,846)
Net change in unrealized appreciation (depreciation) on investments                 (13,085,503)        (574,759)       (3,765,943)
                                                                                    -----------         --------        ----------
Net gain (loss) on investments                                                      (14,335,120)        (585,768)       (3,800,789)
                                                                                    -----------         --------        ----------
Net increase (decrease) in net assets resulting from operations                    $(13,800,162)       $(538,719)      $(3,702,122)
                                                                                   ============        =========       ===========


See accompanying notes to financial statements.

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


Statements of operations
AXP Market Advantage Series, Inc.

                                                                                                             AXP               AXP
                                                                                                   International            Nasdaq
                                                                                                          Equity               100
Six months ended July 31, 2001 (Unaudited)                                                            Index Fund        Index Fund

Investment income
Income:
Dividends                                                                                            $   244,294      $      6,714
Interest                                                                                                  11,867                77
   Less foreign taxes withheld                                                                           (14,493)             (138)
                                                                                                         -------              ----
Total income                                                                                             241,668             6,653
                                                                                                         -------             -----
Expenses (Note 2):
Investment management services fee                                                                        52,028            51,754
Distribution fee -- Class D                                                                                9,606            21,582
Transfer agency fee                                                                                        2,691            41,611
Administrative services fees and expenses                                                                 10,406             9,035
Compensation of board members                                                                              4,650             4,650
Custodian fees                                                                                            25,857             5,019
Printing and postage                                                                                      10,860             4,350
Registration fees                                                                                         16,010             6,130
Licensing fee                                                                                              2,480             5,360
Audit fees                                                                                                 7,750             6,875
Other                                                                                                      2,737             1,604
                                                                                                           -----             -----
Total expenses                                                                                           145,075           157,970
   Expenses reimbursed by AEFC (Note 2)                                                                  (68,915)          (72,183)
                                                                                                         -------           -------
                                                                                                          76,160            85,787
   Earnings credits on cash balances (Note 2)                                                                 --              (498)
                                                                                                              --              ----
Total net expenses                                                                                        76,160            85,289
                                                                                                          ------            ------
Investment income (loss) -- net                                                                          165,508           (78,636)
                                                                                                         -------           -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        (42,378)       (1,386,250)
   Foreign currency transactions                                                                         (93,099)               --
   Futures contracts                                                                                     (79,472)               --
                                                                                                         -------                --
Net realized gain (loss) on investments                                                                 (214,949)       (1,386,250)
Net change in unrealized appreciation (depreciation) on investments                                   (3,710,309)      (11,589,199)
                                                                                                      ----------       -----------
Net gain (loss) on investments                                                                        (3,925,258)      (12,975,449)
                                                                                                      ----------       -----------
Net increase (decrease) in net assets resulting from operations                                      $(3,759,750)     $(13,054,085)
                                                                                                     ===========      ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 AXP INDEX FUNDS -- SEMIANNUAL REPORT



Statements of changes in net assets
AXP Market Advantage Series, Inc.

                                                                      AXP S&P 500 Index Fund            AXP Mid Cap Index Fund
                                                                July 31, 2001     Jan. 31, 2001    July 31, 2001     Jan. 31, 2001
                                                             Six months ended        Year ended Six months ended        Year ended
                                                                  (Unaudited)                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                  $    534,958      $    336,234      $    47,049       $    94,627
Net realized gain (loss) on investments                            (1,249,617)        1,509,426          (11,009)        2,379,503
Net change in unrealized appreciation
   (depreciation) on investments                                  (13,085,503)       (1,238,893)        (574,759)          627,263
                                                                  -----------        ----------         --------           -------
Net increase (decrease) in net assets
   resulting from operations                                      (13,800,162)          606,767         (538,719)        3,101,393
                                                                  -----------           -------         --------         ---------
Distributions to shareholders from:
   Net investment income
     Class D                                                               --           (56,355)              --           (35,152)
     Class E                                                               --          (192,757)              --           (63,851)
   Net realized gain
     Class D                                                               --           (35,659)              --          (868,192)
     Class E                                                               --           (74,943)              --        (1,095,001)
                                                                           --           -------               --        ----------
Total distributions                                                        --          (359,714)              --        (2,062,196)
                                                                           --          --------               --        ----------

Capital share transactions (Note 4)
Proceeds from sales
     Class D shares                                                13,443,433        20,262,362        3,196,326         4,400,639
     Class E shares                                                63,878,300        89,035,104          752,288         1,376,232
Reinvestment of distributions at net asset value
     Class D shares                                                        --            92,014               --           903,344
     Class E shares                                                        --           267,700               --         1,158,852
Payments for redemptions
     Class D shares                                                (2,482,413)       (5,610,600)        (518,285)         (922,358)
     Class E shares                                               (21,866,101)      (12,141,879)        (149,611)         (210,298)
                                                                  -----------       -----------         --------          --------
Increase (decrease) in net assets
   from share transactions                                         52,973,219        91,904,701        3,280,718         6,706,411
                                                                   ----------        ----------        ---------         ---------
Total increase (decrease) in net assets                            39,173,057        92,151,754        2,741,999         7,745,608
Net assets at beginning of period                                 108,654,744        16,502,990       19,917,876        12,172,268
                                                                  -----------        ----------       ----------        ----------
Net assets at end of period                                      $147,827,801      $108,654,744      $22,659,875       $19,917,876
                                                                 ============      ============      ===========       ===========
Undistributed net investment income                              $    629,849      $     94,891      $    53,032       $     5,983
                                                                 ------------      ------------      -----------       -----------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19 AXP INDEX FUNDS -- SEMIANNUAL REPORT



Statements of changes in net assets
AXP Market Advantage Series, Inc.

                                                                      AXP Total Stock Market           AXP International Equity
                                                                            Index Fund                        Index Fund
                                                                July 31, 2001     Jan. 31, 2001    July 31, 2001     Jan. 31, 2001
                                                             Six months ended        Year ended Six months ended        Year ended
                                                                  (Unaudited)                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                   $    98,667       $   168,095      $   165,508       $   190,452
Net realized gain (loss) on investments                               (34,846)          514,786         (214,949)          (59,223)
Net change in unrealized appreciation
   (depreciation) on investments                                   (3,765,943)       (1,470,767)      (3,710,309)       (2,353,222)
                                                                   ----------        ----------       ----------        ----------
Net increase (decrease) in net assets
   resulting from operations                                       (3,702,122)         (787,886)      (3,759,750)       (2,221,993)
                                                                   ----------          --------       ----------        ----------
Distributions to shareholders from:
   Net investment income
     Class D                                                               --           (23,771)              --           (44,301)
     Class E                                                               --          (120,746)              --          (117,702)
   Net realized gain
     Class D                                                               --          (110,200)              --          (105,798)
     Class E                                                               --          (292,946)              --          (205,227)
                                                                           --          --------               --          --------
Total distributions                                                        --          (547,663)              --          (473,028)
                                                                           --          --------               --          --------

Capital share transactions (Note 4)
Proceeds from sales
     Class D shares                                                 2,126,808         2,090,729        2,005,104         2,479,760
     Class E shares                                                   893,932        13,077,885          220,178         1,041,097
Reinvestment of distributions at net asset value
     Class D shares                                                        --           133,971               --           150,099
     Class E shares                                                        --           413,692               --           322,929
Payments for redemptions
     Class D shares                                                  (570,791)         (301,088)        (336,605)         (761,450)
     Class E shares                                                  (276,496)       (5,236,533)         (42,977)         (153,790)
                                                                     --------        ----------          -------          --------
Increase (decrease) in net assets
   from share transactions                                          2,173,453        10,178,656        1,845,700         3,078,645
                                                                    ---------        ----------        ---------         ---------
Total increase (decrease) in net assets                            (1,528,669)        8,843,107       (1,914,050)          383,624
Net assets at beginning of period                                  32,742,679        23,899,572       22,643,152        22,259,528
                                                                   ----------        ----------       ----------        ----------
Net assets at end of period                                       $31,214,010       $32,742,679      $20,729,102       $22,643,152
                                                                  ===========       ===========      ===========       ===========
Undistributed (excess of distributions over)
   net investment income                                          $   126,503       $    27,836      $   115,166       $   (50,342)
                                                                  -----------       -----------      -----------       -----------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 AXP INDEX FUNDS -- SEMIANNUAL REPORT



Statements of changes in net assets
AXP Market Advantage Series, Inc.

                                                                                                     AXP Nasdaq 100 Index Fund
                                                                                                   July 31, 2001     Jan. 31, 2001
                                                                                                Six months ended        Year ended
                                                                                                     (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                                     $    (78,636)     $   (256,040)
Net realized gain (loss) on investments                                                               (1,386,250)         (195,488)
Net change in unrealized appreciation (depreciation) on investments                                  (11,589,199)      (16,077,621)
                                                                                                     -----------       -----------
Net increase (decrease) in net assets resulting from operations                                      (13,054,085)      (16,529,149)
                                                                                                     -----------       -----------
Distributions to shareholders from:
   Net realized gain
     Class D                                                                                                  --          (562,862)
     Class E                                                                                                  --          (276,560)
                                                                                                              --          --------
Total distributions                                                                                           --          (839,422)
                                                                                                              --          --------

Capital share transactions (Note 4)
Proceeds from sales
   Class D shares                                                                                      4,354,441        33,274,246
   Class E shares                                                                                      6,463,849        18,017,579
Reinvestment of distributions at net asset value
   Class D shares                                                                                             --           562,862
   Class E shares                                                                                             --           276,560
Payments for redemptions
   Class D shares                                                                                     (4,559,231)       (8,157,408)
   Class E shares                                                                                     (3,764,783)      (12,845,612)
                                                                                                      ----------       -----------
Increase (decrease) in net assets from share transactions                                              2,494,276        31,128,227
                                                                                                       ---------        ----------
Total increase (decrease) in net assets                                                              (10,559,809)       13,759,656
Net assets at beginning of period                                                                     37,477,051        23,717,395
                                                                                                      ----------        ----------
Net assets at end of period                                                                         $ 26,917,242      $ 37,477,051
                                                                                                    ============      ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21 AXP INDEX FUNDS -- SEMIANNUAL REPORT

Notes to Financial Statements

AXP Market Advantage Series, Inc.

(Unaudited as to July 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The primary investments of each Fund are as follows:

AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

AXP Mid Cap Index Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400).

AXP Total Stock Market Index Fund invests in common stocks included in the Wilshire 5000 Total Market Index (Wilshire 5000).

AXP International Equity Index Fund invests in common stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index.

AXP Nasdaq 100 Index Fund invests in common stocks included in the Nasdaq 100 Index.

While the Funds may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Funds offer Class D and Class E shares and are sold without a sales charge.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
22 AXP INDEX FUNDS -- SEMIANNUAL REPORT

Option transactions
As part of its indexing strategies, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Futures transactions
As part of its indexing strategies, the Funds may buy and sell futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
23 AXP INDEX FUNDS -- SEMIANNUAL REPORT

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                    Percentage range
AXP S&P 500 Index Fund                                   0.24% to 0.21%
AXP Mid Cap Index Fund                                   0.26% to 0.23%
AXP Total Stock Market Index Fund                        0.30% to 0.26%
AXP International Equity Index Fund                      0.50% to 0.46%
AXP Nasdaq 100 Index Fund                                0.38% to 0.34%

AEFC has a Sub-investment Advisory Agreement with SSgA Funds Management, Inc. for AXP International Equity Index Fund.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                   Percentage range
AXP S&P 500 Index Fund                                 0.080% to 0.065%
AXP Mid Cap Index Fund                                 0.080% to 0.065%
AXP Total Stock Market Index Fund                      0.110% to 0.090%
AXP International Equity Index Fund                    0.100% to 0.080%
AXP Nasdaq 100 Index Fund                              0.060% to 0.040%

--------------------------------------------------------------------------------
24 AXP INDEX FUNDS -- SEMIANNUAL REPORT

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class D $19
o  Class E $19

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class D shares.

The Advisor and the Transfer Agent have agreed to waive certain fees and to absorb certain other Fund expenses until Jan. 31, 2002. Under this agreement, total expenses for Class D will not exceed 0.64% for AXP S&P 500 Index Fund, 0.70% for AXP Mid Cap Index Fund, 0.74% for AXP Total Stock Market Index Fund, 0.89% for AXP International Equity Index Fund, and 0.79% for AXP Nasdaq 100 Index Fund. Total expenses for Class E will not exceed 0.39% for AXP S&P 500 Index Fund, 0.45% for AXP Mid Cap Index Fund, 0.49% for AXP Total Stock Market Index Fund, 0.64% for AXP International Equity Index Fund, and 0.54% for AXP Nasdaq 100 Index Fund.

In addition, for the six months ended July 31, 2001, AEFC further voluntarily agreed to waive certain fees and expenses. Class D was waived to 0.72% for AXP Nasdaq 100 Index Fund. Class E was waived to 0.47% for AXP Nasdaq 100 Index Fund.

During the six months ended July 31, 2001, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                             Reduction
AXP S&P 500 Index Fund                                             $701
AXP Mid Cap Index Fund                                               73
AXP Nasdaq 100 Index Fund                                           498

The Funds also pay custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

For the six months ended July 31, 2001, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                       Purchases          Proceeds
AXP S&P 500 Index Fund                    $78,525,163       $27,616,117
AXP Mid Cap Index Fund                      8,859,675         5,533,183
AXP Total Stock Market Index Fund           5,815,439         3,526,758
AXP International Equity Index Fund         1,946,001           162,385
AXP Nasdaq 100 Index Fund                  15,852,488        13,429,200

Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
25 AXP INDEX FUNDS -- SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               AXP S&P 500 Index Fund
                                           Six months ended July 31, 2001
                                              Class D           Class E
Sold                                        2,819,213        13,011,191
Issued for reinvested distributions                --                --
Redeemed                                     (526,157)       (4,471,043)
                                             --------        ----------
Net increase (decrease)                     2,293,056         8,540,148
                                            ---------         ---------

                                              Year ended Jan. 31, 2001
                                              Class D           Class E
Sold                                        3,662,966        16,876,196
Issued for reinvested distributions            18,588            54,081
Redeemed                                   (1,008,564)       (2,164,876)
                                           ----------        ----------
Net increase (decrease)                     2,672,990        14,765,401
                                            ---------        ----------

                                               AXP Mid Cap Index Fund
                                           Six months ended July 31, 2001
                                              Class D           Class E
Sold                                          541,780           127,415
Issued for reinvested distributions                --                --
Redeemed                                      (88,235)          (25,660)
                                              -------           -------
Net increase (decrease)                       453,545           101,755
                                              -------           -------

                                              Year ended Jan. 31, 2001
                                              Class D           Class E
Sold                                          683,130           215,275
Issued for reinvested distributions           159,040           204,023
Redeemed                                     (150,386)          (32,247)
                                             --------           -------
Net increase (decrease)                       691,784           387,051
                                              -------           -------

                                          AXP Total Stock Market Index Fund
                                           Six months ended July 31, 2001
                                              Class D           Class E
Sold                                          432,898           182,445
Issued for reinvested distributions                --                --
Redeemed                                     (119,394)          (56,173)
                                             --------           -------
Net increase (decrease)                       313,504           126,272
                                              -------           -------

                                              Year ended Jan. 31, 2001
                                              Class D           Class E
Sold                                          355,773         2,426,912
Issued for reinvested distributions            26,634            82,409
Redeemed                                      (54,967)         (982,635)
                                              -------          --------
Net increase (decrease)                       327,440         1,526,686
                                              -------         ---------

--------------------------------------------------------------------------------
26 AXP INDEX FUNDS -- SEMIANNUAL REPORT



                                         AXP International Equity Index Fund
                                           Six months ended July 31, 2001
                                              Class D           Class E
Sold                                          478,183            52,841
Issued for reinvested distributions                --                --
Redeemed                                      (81,095)          (10,403)
                                              -------           -------
Net increase (decrease)                       397,088            42,438
                                              -------            ------

                                              Year ended Jan. 31, 2001
                                              Class D           Class E
Sold                                          475,992           202,656
Issued for reinvested distributions            32,349            69,597
Redeemed                                     (139,871)          (30,049)
                                             --------           -------
Net increase (decrease)                       368,470           242,204
                                              -------           -------

                                              AXP Nasdaq 100 Index Fund
                                           Six months ended July 31, 2001
                                              Class D           Class E
Sold                                        1,161,797         1,734,614
Issued for reinvested distributions                --                --
Redeemed                                   (1,138,267)         (977,671)
                                           ----------          --------
Net increase (decrease)                        23,530           756,943
                                               ------           -------

                                              Year ended Jan. 31, 2001
                                              Class D           Class E
Sold                                        4,502,960         2,618,596
Issued for reinvested distributions           124,527            61,051
Redeemed                                   (1,363,216)       (1,982,395)
                                           ----------        ----------
Net increase (decrease)                     3,264,271           697,252
                                            ---------           -------

5. STOCK INDEX FUTURES CONTRACTS

Investments in securities as of July 31, 2001, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                                                     Open           Notional            Net
                                                  Market           purchase          market         unrealized
                                                   value            (sale)            value         gain (loss)
Fund                                           of collateral       contracts       on futures       on futures

AXP S&P 500 Index Fund                          $3,534,242             6           $1,822,950        $ 29,676
AXP International Equity Index Fund                 67,411            27              963,284         (33,939)


See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
27 AXP INDEX FUNDS -- SEMIANNUAL REPORT



6. FOREIGN CURRENCY CONTRACTS

As of July 31, 2001, AXP International Equity Index Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date            Currency to             Currency to            Unrealized          Unrealized
                        be delivered             be received           appreciation        depreciation

Oct. 5, 2001                 230,639                   264,000             $ 7,915             $ --
                         U.S. Dollar    European Monetary Unit
Oct. 5, 2001                  40,989                    81,000                  --               21
                         U.S. Dollar         Australian Dollar
Oct. 5, 2001                 162,835                20,200,000                  --              761
                         U.S. Dollar              Japanese Yen
Oct. 5, 2001                 248,740                   175,000               3,179               --
                         U.S. Dollar             British Pound
Oct. 5, 2001                  13,533                   144,000                 311               --
                         U.S. Dollar             Swedish Krona
Total                                                                      $11,405             $782


7. BANK BORROWINGS

Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the six months ended July 31, 2001.

8. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Funds' financial position, results of operations or changes in their net assets.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs were as follows as of Jan. 31, 2001:

Fund                                        Carry-over        Expiration date

AXP International Equity Index Fund          $ 39,931              2010
AXP Nasdaq 100 Index Fund                     985,682              2010

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
28 AXP INDEX FUNDS -- SEMIANNUAL REPORT



10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP S&P 500 Index Fund

                                                                    Class D                              Class E

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                              2001(f)      2001     2000(b)        2001(f)      2001     2000(b)

Net asset value, beginning of period                       $5.30      $5.42      $5.07          $5.31      $5.42      $5.07

Income from investment operations:

Net investment income (loss)                                 .01        .02        .01            .02        .03        .01

Net gains (losses) (both realized and unrealized)           (.60)      (.12)       .35           (.61)      (.11)       .35

Total from investment operations                            (.59)      (.10)       .36           (.59)      (.08)       .36

Less distributions:

Dividends from net investment income                          --       (.01)      (.01)            --       (.02)      (.01)

Distributions from realized gains                             --       (.01)        --             --       (.01)        --

Total distributions                                           --       (.02)      (.01)            --       (.03)      (.01)

Net asset value, end of period                             $4.71      $5.30      $5.42          $4.72      $5.31      $5.42

Ratios/supplemental data

Net assets, end of period (in millions)                      $30        $21         $7           $118        $87         $9

Ratio of expenses to average daily net assets(c,d)          .64%(e)    .62%       .64%(e)        .39%(e)    .35%       .39%(e)

Ratio of net investment income (loss)
to average daily net assets                                 .63%(e)    .65%       .52%(e)        .89%(e)   1.05%       .83%(e)

Portfolio turnover rate
(excluding short-term securities)                            22%        82%        37%            22%        82%        37%

Total return                                             (11.13%)    (1.73%)     7.72%        (11.11%)    (1.35%)     7.75%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expense would have been .96%, 1.18% and 4.00% for Class D and .71%, .73% and 3.70% for Class E for the six months ended July 31, 2001, for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(e) Adjusted to an annual basis.

(f) Six months ended July 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
29 AXP INDEX FUNDS -- SEMIANNUAL REPORT



AXP Mid Cap Index Fund

                                                                    Class D                              Class E

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                              2001(f)      2001     2000(b)        2001(f)      2001     2000(b)

Net asset value, beginning of period                       $6.20      $5.71      $5.07          $6.21      $5.71      $5.07

Income from investment operations:

Net investment income (loss)                                 .01        .03        .01            .02        .04        .02

Net gains (losses) (both realized and unrealized)           (.20)      1.20        .64           (.20)      1.21        .64

Total from investment operations                            (.19)      1.23        .65           (.18)      1.25        .66

Less distributions:

Dividends from net investment income                          --       (.03)      (.01)            --       (.04)      (.02)

Distributions from realized gains                             --       (.71)        --             --       (.71)        --

Total distributions                                           --       (.74)      (.01)            --       (.75)      (.02)

Net asset value, end of period                             $6.01      $6.20      $5.71          $6.03      $6.21      $5.71

Ratios/supplemental data

Net assets, end of period (in millions)                      $11         $9         $4            $12        $11         $8

Ratio of expenses to average daily net assets(c,d)          .70%(e)    .66%       .69%(e)        .45%(e)    .42%       .45%(e)

Ratio of net investment income (loss)
to average daily net assets                                 .32%(e)    .42%       .59%(e)        .58%(e)    .67%       .83%(e)

Portfolio turnover rate
(excluding short-term securities)                            27%       109%        16%            27%       109%        16%

Total return                                              (3.06%)    22.62%     12.87%         (2.90%)    23.06%     12.92%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.19%, 1.32% and 2.22% for Class D and .94%, 1.08% and 1.96% for Class E for the six months ended July 31, 2001, for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(e) Adjusted to an annual basis.

(f) Six months ended July 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
30 AXP INDEX FUNDS -- SEMIANNUAL REPORT



AXP Total Stock Market Index Fund

                                                                    Class D                              Class E

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                              2001(e)      2001     2000(b)        2001(e)      2001     2000(b)

Net asset value, beginning of period                       $5.45      $5.76      $5.19          $5.45      $5.76      $5.19

Income from investment operations:

Net investment income (loss)                                 .01        .02        .01            .02        .03        .01

Net gains (losses) (both realized and unrealized)           (.62)      (.25)       .57           (.62)      (.24)       .57

Total from investment operations                            (.61)      (.23)       .58           (.60)      (.21)       .58

Less distributions:

Dividends from net investment income                          --       (.01)      (.01)            --       (.03)      (.01)

Distributions from realized gains                             --       (.07)        --             --       (.07)        --

Total distributions                                           --       (.08)      (.01)            --       (.10)      (.01)

Net asset value, end of period                             $4.84      $5.45      $5.76          $4.85      $5.45      $5.76

Ratios/supplemental data

Net assets, end of period (in millions)                       $9         $9         $8            $22        $24        $16

Ratio of expenses to average daily net assets(c)            .74%(d)    .69%       .74%(d)        .49%(d)    .43%       .49%(d)

Ratio of net investment income (loss)
to average daily net assets                                 .47%(d)    .43%       .39%(d)        .73%(d)    .70%       .64%(d)

Portfolio turnover rate
(excluding short-term securities)                            11%        25%         4%            11%        25%         4%

Total return                                             (11.19%)    (3.79%)    11.57%        (11.01%)    (3.53%)    11.61%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been .95%, 1.29% and 1.52% for Class D and .69%, 1.02% and 1.27% for Class E for the six months ended July 31, 2001, for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(d) Adjusted to an annual basis.

(e) Six months ended July 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
31 AXP INDEX FUNDS -- SEMIANNUAL REPORT



AXP International Equity Index Fund

                                                                    Class D                              Class E

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                              2001(e)      2001     2000(b)        2001(e)      2001     2000(b)

Net asset value, beginning of period                       $4.80      $5.42      $5.00          $4.80      $5.42      $5.00

Income from investment operations:

Net investment income (loss)                                 .03        .03         --            .04        .05        .01

Net gains (losses) (both realized and unrealized)           (.82)      (.55)       .43           (.82)      (.56)       .42

Total from investment operations                            (.79)      (.52)       .43           (.78)      (.51)       .43

Less distributions:

Dividends from net investment income                          --       (.03)        --             --       (.04)        --

Distributions from realized gains                             --       (.07)      (.01)            --       (.07)      (.01)

Total distributions                                           --       (.10)      (.01)            --       (.11)      (.01)

Net asset value, end of period                             $4.01      $4.80      $5.42          $4.02      $4.80      $5.42

Ratios/supplemental data

Net assets, end of period (in millions)                       $8         $8         $7            $13        $15        $15

Ratio of expenses to average daily net assets(c)            .89%(d)    .89%       .89%(d)        .64%(d)    .64%       .64%(d)

Ratio of net investment income (loss)
to average daily net assets                                1.43%(d)    .65%       .13%(d)       1.68%(d)    .93%       .39%(d)

Portfolio turnover rate
(excluding short-term securities)                             1%         8%         4%             1%         8%         4%

Total return                                             (16.46%)    (9.55%)     8.09%        (16.25%)    (9.35%)     8.09%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.58%, 1.54% and 1.62% for Class D and 1.29%, 1.26% and 1.37% for Class E for the six months ended July 31, 2001, for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(d) Adjusted to an annual basis.

(e) Six months ended July 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
32 AXP INDEX FUNDS -- SEMIANNUAL REPORT



AXP Nasdaq 100 Index Fund

                                                                    Class D                              Class E

Per share income and capital changes(a)

Fiscal period ended Jan. 31,                              2001(f)      2001     2000(b)        2001(f)      2001     2000(b)

Net asset value, beginning of period                      $ 5.26     $ 7.52      $5.26         $ 5.28     $ 7.52      $5.26

Income from investment operations:

Net investment income (loss)                                (.01)      (.04)      (.01)          (.01)      (.03)      (.01)

Net gains (losses) (both realized and unrealized)          (1.85)     (2.09)      2.27          (1.85)     (2.08)      2.27

Total from investment operations                           (1.86)     (2.13)      2.26          (1.86)     (2.11)      2.26

Less distributions:

Distributions from realized gains                             --       (.13)        --             --       (.13)        --

Net asset value, end of period                            $ 3.40     $ 5.26      $7.52         $ 3.42     $ 5.28      $7.52

Ratios/supplemental data

Net assets, end of period (in millions)                      $16        $25        $11            $11        $13        $13

Ratio of expenses to average daily net assets(c,d)          .72%(e)    .77%       .79%(e)        .47%(e)    .52%       .54%(e)

Ratio of net investment income (loss)
to average daily net assets                                (.67%)(e)  (.70%)     (.67%)(e)      (.41%)(e)  (.45%)     (.41%)(e)

Portfolio turnover rate
(excluding short-term securities)                            48%       114%        51%            48%       114%        51%

Total return                                             (35.36%)   (28.12%)     42.97%       (35.23%)   (27.85%)    42.97%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expense would have been 1.25%, 1.09% and 1.82% for Class D and 1.00%, .85% and 1.54% for Class E for the six months ended July 31, 2001, for the year ended Jan. 31, 2001 and for the period ended Jan. 31, 2000, respectively.

(e) Adjusted to an annual basis.

(f) Six months ended July 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
33 AXP INDEX FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP S&P 500 Index Fund

July 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.7%)

Issuer                                              Shares           Value(a)

Aerospace & defense (1.6%)
Boeing                                              11,493           $672,684
General Dynamics                                     2,648            214,197
Goodrich (BF)                                        1,361             47,553
Honeywell Intl                                      10,662            393,108
Lockheed Martin                                      5,722            226,706
Northrop Grumman                                     1,124             90,179
Raytheon                                             4,683            135,245
Rockwell Collins                                     2,408(b)          49,846
Rockwell Intl                                        2,408             38,648
United Technologies                                  6,202            455,227
Total                                                               2,323,393

Airlines (0.2%)
AMR                                                  2,024(b)          71,144
Delta Air Lines                                      1,621             71,940
Southwest Airlines                                  10,034            200,780
US Airways Group                                       883(b)          14,993
Total                                                                 358,857

Automotive & related (1.2%)
Cooper Tire & Rubber                                   955             15,490
Cummins Engine                                         542             22,065
Dana                                                 1,948             50,161
Delphi Automotive Systems                            7,376            120,671
Eaton                                                  907             66,610
Ford Motor                                          24,104            613,929
General Motors                                       7,228            459,701
Genuine Parts                                        2,266             74,597
Goodyear Tire & Rubber                               2,091             59,761
Johnson Controls                                     1,144             92,206
Navistar Intl                                          782(b)          25,110
PACCAR                                               1,008             59,311
Snap-On                                                761             20,547
TRW                                                  1,645             72,791
Visteon                                              1,724             36,428
Total                                                               1,789,378

Banks and savings & loans (6.9%)
AmSouth Bancorporation                               4,879             96,995
Bank of America                                     21,117          1,343,463
Bank of New York                                     9,690            434,693
Bank One                                            15,353            594,315
BB&T                                                 5,365            198,022
Charter One Financial                                2,723             87,436
Comerica                                             2,351            144,798
Fifth Third Bancorp                                  7,582            477,818
First Union                                         12,929            457,687
FleetBoston Financial                               14,269            535,373
Golden West Financial                                2,090            135,119
Huntington Bancshares                                3,306             60,533
J.P. Morgan Chase                                   26,154          1,132,467
KeyCorp                                              5,593            149,613
Mellon Financial                                     6,287            239,032
Natl City                                            7,915            254,230
Northern Trust                                       2,933            187,125
PNC Financial Services Group                         3,808            252,661
Regions Financial                                    2,997             95,904
Southtrust                                           4,478            114,950
State Street                                         4,287            230,512
SunTrust Banks                                       3,847            266,405
Synovus Financial                                    3,821            130,487
U.S. Bancorp                                        25,105            595,993
Union Planters                                       1,806             80,710
USA Education                                        2,147            171,996
Wachovia                                             2,771            197,018
Washington Mutual                                   11,562            468,492
Wells Fargo                                         22,610          1,041,417
Zions Bancorp                                        1,213             70,900
Total                                                              10,246,164

Beverages & tobacco (3.1%)
Anheuser-Busch                                      11,825            512,141
Brown-Forman Cl B                                      901             61,565
Coca-Cola                                           32,769          1,461,497
Coca-Cola Enterprises                                5,866             85,761
Coors (Adolph) Cl B                                    491             24,692
Fortune Brands                                       2,013             73,716
Pepsi Bottling Group                                 1,894             82,541
PepsiCo                                             19,287            899,353
Philip Morris                                       28,979          1,318,545
UST                                                  2,151             66,573
Total                                                               4,586,384

Building materials & construction (0.5%)
Centex                                                 781             36,738
Georgia-Pacific Group                                2,976            108,922
KB HOME                                                583             19,000
Louisiana-Pacific                                    1,374             14,592

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34 AXP INDEX FUNDS-- SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                              Shares           Value(a)

Building materials & construction (cont.)
Masco                                                6,058           $152,722
Pulte Homes                                            792             32,876
Sherwin-Williams                                     2,063             47,222
Temple-Inland                                          648             40,208
Vulcan Materials                                     1,331             65,286
Weyerhaeuser                                         2,835            169,334
Total                                                                 686,900

Chemicals (1.4%)
Air Products & Chemicals                             3,003            122,612
Allied Waste Inds                                    2,598(b)          48,946
Dow Chemical                                        11,825            430,431
du Pont (EI) de Nemours                             13,739            588,305
Eastman Chemical                                     1,014             44,494
Ecolab                                               1,680             67,267
Engelhard                                            1,722             44,858
FMC                                                    409(b)          27,211
Great Lakes Chemical                                   662             18,794
Hercules                                             1,422             15,073
Millipore                                              620             40,412
Pall                                                 1,617             38,646
PPG Inds                                             2,218            121,879
Praxair                                              2,116             95,939
Rohm & Haas                                          2,901             99,620
Sigma-Aldrich                                          996             43,117
Waste Management                                     8,241            255,471
Total                                                               2,103,075

Communications equipment & services (2.1%)
ADC Telecommunications                              10,296(b)          50,553
Andrew Corp                                          1,072(b)          23,627
AT&T Wireless Services                              33,331(b)         622,956
Avaya                                                3,739(b)          46,850
Corning                                             12,254            191,898
JDS Uniphase                                        17,340(b)         160,222
Lucent Technologies                                 44,869            300,622
Motorola                                            28,933            540,758
Nortel Networks                                     41,976(c)         333,709
QUALCOMM                                             9,977(b)         630,846
Scientific-Atlanta                                   2,145             54,590
Tellabs                                              5,391(b)          88,790
Total                                                               3,045,421

Computer software & services (5.0%)
Adobe Systems                                        3,151            118,131
BMC Software                                         3,209(b)          64,180
BroadVision                                          3,603(b)          12,322
Citrix Systems                                       2,433(b)          81,433
Computer Associates Intl                             7,592            261,772
Compuware                                            4,845(b)          66,377
Intuit                                               2,748(b)          94,476
Microsoft                                           70,905(b,d)     4,693,201
Novell                                               4,742(b)          23,663
Oracle                                              73,955(b)       1,337,106
Parametric Technology                                3,480(b)          32,956
PeopleSoft                                           3,873(b)         169,134
Siebel Systems                                       5,970(b)         205,726
VERITAS Software                                     5,236(b)         222,059
Total                                                               7,382,536

Computers & office equipment (8.7%)
AOL Time Warner                                     58,370(b)       2,652,918
Apple Computer                                       4,598(b)          86,396
Autodesk                                               710             26,476
Automatic Data Processing                            8,224            419,013
Cabletron Systems                                    2,487(b)          46,184
Cisco Systems                                       96,422(b,d)     1,853,231
Compaq Computer                                     22,251            332,430
Computer Sciences                                    2,221(b)          80,200
Comverse Technology                                  2,254(b)          63,743
Concord EFS                                          3,174(b)         182,124
Dell Computer                                       34,266(b)         922,783
Electronic Data Systems                              6,165            393,635
EMC                                                 29,074(b)         573,339
Equifax                                              1,886             44,623
First Data                                           5,162            357,830
Fiserv                                               1,638(b)          93,988
Gateway                                              4,255(b)          44,635
Hewlett-Packard                                     25,596            631,197
Intl Business Machines                              22,890          2,408,258
Lexmark Intl Cl A                                    1,689(b)          77,221
Mercury Interactive                                  1,088(b)          42,062
NCR                                                  1,271(b)          50,027
Network Appliance                                    4,288(b)          53,514
Palm                                                 7,471(b)          40,119
Pitney Bowes                                         3,251            130,690
SABRE Holdings Cl A                                  1,750(b)          86,030
Sanmina                                              4,211(b)          91,589
Sapient                                              1,619(b)          10,119
Solectron                                            8,606(b)         150,433
Sun Microsystems                                    42,906(b)         698,939
Unisys                                               4,172(b)          47,769
Yahoo!                                               7,468(b)         131,586
Total                                                              12,823,101

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                              Shares           Value(a)

Electronics (4.5%)
Advanced Micro Devices                               4,531(b)         $82,736
Agilent Technologies                                 6,018(b)         172,175
Altera                                               5,095(b)         153,156
American Power Conversion                            2,569(b)          34,296
Analog Devices                                       4,741(b)         218,086
Applied Materials                                   10,713(b)         491,298
Applied Micro Circuits                               3,958(b)          67,840
Broadcom Cl A                                        3,427(b)         149,520
Conexant Systems                                     3,255(b)          30,955
Intel                                               88,597          2,641,076
Jabil Circuit                                        2,519(b)          81,868
KLA-Tencor                                           2,442(b)         132,820
Linear Technology                                    4,188            182,513
LSI Logic                                            4,760(b)         103,673
Maxim Integrated Products                            4,325(b)         199,685
Micron Technology                                    7,855(b)         329,910
Molex                                                2,574             88,546
Natl Semiconductor                                   2,284(b)          73,202
Novellus Systems                                     1,876(b)          95,620
PerkinElmer                                          1,329             41,864
Power-One                                            1,036(b)          16,058
QLogic                                               1,213(b)          46,591
Symbol Technologies                                  2,984             37,031
Tektronix                                            1,235(b)          28,022
Teradyne                                             2,296(b)          78,018
Texas Instruments                                   22,871            789,049
Thomas & Betts                                         766             15,895
Vitesse Semiconductor                                2,415(b)          47,576
Xilinx                                               4,382(b)         175,280
Total                                                               6,604,359

Energy (5.8%)
Amerada Hess                                         1,174             90,727
Anadarko Petroleum                                   3,302            187,554
Apache                                               1,652             85,821
Ashland                                                919             36,181
Burlington Resources                                 2,786            120,495
Chevron                                              8,452            772,428
Conoco Cl B                                          8,230            255,130
Devon Energy                                         1,705             92,428
EOG Resources                                        1,527             53,979
Exxon Mobil                                         90,899          3,795,942
FirstEnergy                                          2,951             89,533
Kerr-McGee                                           1,248             78,849
Mirant                                               4,472(b)         138,319
Occidental Petroleum                                 4,881            134,911
Phillips Petroleum                                   3,369            192,336
Royal Dutch Petroleum ADR                           28,250(c)       1,638,500
Sunoco                                               1,105             38,211
Texaco                                               7,259            502,686
Tosco                                                2,033             90,875
Unocal                                               3,206            114,711
USX-Marathon Group                                   4,066            120,638
Total                                                               8,630,254

Energy equipment & services (0.7%)
Baker Hughes                                         4,422            157,335
Halliburton                                          5,653            197,912
McDermott Intl                                         806(b)           8,898
Nabors Inds                                          1,934(b)          56,666
Noble Drilling                                       1,766(b)          54,199
Rowan Companies                                      1,242(b)          23,896
Schlumberger                                         7,552            405,919
Transocean Sedco Forex                               4,189            135,263
Total                                                               1,040,088

Financial services (6.5%)
American Express                                    17,431            702,992
Bear Stearns Companies                               1,383             80,421
Capital One Financial                                2,745            176,421
Citigroup                                           66,248          3,326,313
Countrywide Credit Inds                              1,560             67,564
Fannie Mae                                          13,179          1,097,153
Franklin Resources                                   3,485            150,343
Freddie Mac                                          9,125            624,515
H&R Block                                            1,204             85,929
Household Intl                                       6,111            405,098
Lehman Brothers Holdings                             3,248            233,856
MBNA                                                11,222            397,259
Merrill Lynch                                       11,058            599,786
MGIC Investment                                      1,411            105,881
Morgan Stanley, Dean Witter, Discover & Co          14,661            877,021
Paychex                                              4,918            193,277
Providian Financial                                  3,761            185,681
Schwab (Charles)                                    18,261            273,732
T Rowe Price Group                                   1,620             61,495
Total                                                               9,644,737

Food (1.3%)
Archer-Daniels-Midland                               8,327            111,499
Campbell Soup                                        5,379            147,169
ConAgra Foods                                        7,076            152,063
General Mills                                        3,749            164,881
Heinz (HJ)                                           4,594            198,507
Hershey Foods                                        1,800            108,648
Kellogg                                              5,347            160,784

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                              Shares           Value(a)

Food (cont.)
Quaker Oats                                          1,741           $153,208
Ralston Purina                                       4,082            131,073
Sara Lee                                            10,362            209,002
SUPERVALU                                            1,744             36,572
Sysco                                                8,860            237,802
Wrigley (Wm) Jr                                      2,976            148,562
Total                                                               1,959,770

Furniture & appliances (0.2%)
Black & Decker                                       1,070             45,700
Leggett & Platt                                      2,585             61,962
Maytag                                               1,002             33,597
Stanley Works                                        1,124             48,995
Whirlpool                                              877             61,864
Total                                                                 252,118

Health care (12.0%)
Abbott Laboratories                                 20,405          1,093,504
Allergan                                             1,734            130,553
American Home Products                              17,317          1,044,388
Amgen                                               13,743(b)         861,824
Applera-Applied Biosystem Group                      2,781             78,424
Bard (CR)                                              667             39,453
Bausch & Lomb                                          706             24,173
Baxter Intl                                          7,804            388,639
Becton, Dickinson & Co                               3,393            117,262
Biogen                                               1,958(b)         110,999
Biomet                                               2,357            114,432
Boston Scientific                                    5,288(b)          95,237
Bristol-Myers Squibb                                25,604          1,514,221
Chiron                                               2,501(b)         107,293
Forest Laboratories                                  2,321(b)         182,315
Guidant                                              4,044(b)         128,923
Johnson & Johnson                                   39,893          2,158,211
King Pharmaceuticals                                 3,000(b)         135,600
Lilly (Eli)                                         14,807          1,173,899
Medimmune                                            2,803(b)         107,972
Medtronic                                           15,923            764,782
Merck & Co                                          30,209          2,053,608
Pfizer                                              83,167          3,428,143
Pharmacia                                           17,140            764,787
Schering-Plough                                     19,275            752,689
St. Jude Medical                                     1,129(b)          79,030
Stryker                                              2,584            154,988
Watson Pharmaceuticals                               1,395(b)          91,861
Total                                                              17,697,210

Health care services (1.3%)
Aetna                                                1,876(b)          52,922
Cardinal Health                                      5,874            432,503
HCA                                                  7,082            325,418
HEALTHSOUTH                                          5,133(b)          87,774
Humana                                               2,239(b)          24,965
IMS Health                                           3,882             99,767
Manor Care                                           1,355(b)          43,631
McKesson HBOC                                        3,752            155,520
Quintiles Transnational                              1,536(b)          28,585
Tenet Healthcare                                     4,272(b)         237,139
UnitedHealth Group                                   4,179            281,748
Wellpoint Health Networks                              834(b)          89,205
Total                                                               1,859,177

Household products (2.2%)
Alberto-Culver Cl B                                    745             32,318
Avon Products                                        3,126            145,015
Clorox                                               3,116            116,476
Colgate-Palmolive                                    7,392            400,646
Gillette                                            13,893            387,198
Intl Flavors/Fragrances                              1,262             36,762
Kimberly-Clark                                       7,012            426,400
Newell Rubbermaid                                    3,513             76,162
Procter & Gamble                                    17,063          1,211,814
Tupperware                                             762             17,892
Unilever                                             7,530(c)         451,424
Total                                                               3,302,107

Industrial equipment & services (0.7%)
Caterpillar                                          4,522            249,162
Cintas                                               2,227            111,729
Cooper Inds                                          1,233             51,182
Deere & Co                                           3,093            129,751
Illinois Tool Works                                  4,005            252,316
Ingersoll-Rand                                       2,106             91,990
Parker-Hannifin                                      1,539             68,793
Thermo Electron                                      2,388(b)          54,446
Timken                                                 790             13,169
Total                                                               1,022,538

Insurance (4.1%)
AFLAC                                                6,927            204,901
Allstate                                             9,544            333,658
Ambac Financial Group                                1,393             80,153
American General                                     6,576            304,140
American Intl Group                                 30,710          2,556,607
Aon                                                  3,450            122,303
Chubb                                                2,309            162,023
CIGNA                                                1,973            197,912

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                              Shares           Value(a)

Insurance (cont.)
Cincinnati Financial                                 2,117            $83,410
Conseco                                              4,450(b)          64,970
Hartford Financial Services Group                    3,123            206,774
Jefferson-Pilot                                      2,004             95,210
John Hancock Financial Services                      4,059            162,441
Lincoln Natl                                         2,474            126,248
Loews                                                2,599            147,519
Marsh & McLennan                                     3,630            364,452
MBIA                                                 1,953            109,680
MetLife                                              9,877            292,853
Progressive Corp                                       973            131,170
SAFECO                                               1,682             53,353
St. Paul Companies                                   2,825            123,876
Torchmark                                            1,652             68,575
UnumProvident                                        3,180             90,725
Total                                                               6,082,953

Leisure time & entertainment (1.7%)
Brunswick                                            1,153             25,182
Carnival                                             7,704            257,314
Disney (Walt)                                       27,534            725,521
Harley-Davidson                                      3,984            205,614
Harrah's Entertainment                               1,544(b)          44,189
Hasbro                                               2,272             36,579
Mattel                                               5,676            101,600
Viacom Cl B                                         23,453(b)       1,167,960
Total                                                               2,563,959

Media (1.6%)
American Greetings Cl A                                836              9,238
Clear Channel Communications                         7,740(b)         453,564
Comcast Special Cl A                                12,450(b)         473,473
Deluxe                                                 930             29,332
Donnelley (RR) & Sons                                1,546             45,932
Dow Jones                                            1,137             64,718
Gannett                                              3,485            233,600
Interpublic Group of Companies                       4,941            135,235
Knight-Ridder                                          964             59,373
McGraw-Hill Companies                                2,572            157,844
Meredith                                               655             23,495
Moody's                                              2,074             68,981
New York Times Cl A                                  2,098             97,137
Omnicom Group                                        2,440            213,183
TMP Worldwide                                        1,402(b)          70,156
Tribune                                              3,932            162,234
Univision Communications Cl A                        2,745(b)         104,804
Total                                                               2,402,299

Metals (0.7%)
Alcan Aluminum                                       4,207(c)         157,805
Alcoa                                               11,372            446,124
Allegheny Technologies                               1,056             20,127
Avery Dennison                                       1,452             74,430
Barrick Gold                                         5,217(c)          77,681
Freeport-McMoRan Copper & Gold Cl B                  1,896(b)          20,401
Homestake Mining                                     3,468             27,050
Inco                                                 2,395(b,c)        40,140
Newmont Mining                                       2,575             48,153
Nucor                                                1,022             48,944
Phelps Dodge                                         1,036             41,854
Placer Dome                                          4,316(c)          43,376
USX-U.S. Steel Group                                 1,169             23,029
Worthington Inds                                     1,124             15,803
Total                                                               1,084,917

Miscellaneous (1.4%)
Convergys                                            2,251(b)          70,119
Fluor                                                1,044             41,269
Standard & Poor's Depositary Receipts               15,460          1,874,525
Stilwell Financial                                   2,889             85,688
Total                                                               2,071,601

Multi-industry conglomerates (6.0%)
Cendant                                             11,222(b)         228,368
Crane                                                  786             24,012
Danaher                                              1,878            106,276
Dover                                                2,678             96,810
Eastman Kodak                                        3,821            165,488
Emerson Electric                                     5,645            323,797
General Electric                                   130,860(d)       5,692,409
Grainger (WW)                                        1,250             52,625
ITT Inds                                             1,158             51,415
Minnesota Mining & Mfg                               5,216            583,566
Natl Service Inds                                      542             12,260
Robert Half Intl                                     2,310(b)          60,176
Textron                                              1,857            104,586
Tyco Intl                                           25,514(c)       1,357,345
Xerox                                                9,146             72,985
Total                                                               8,932,118

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                              Shares           Value(a)

Paper & packaging (0.4%)
Ball                                                   363            $17,943
Bemis                                                  695             30,747
Boise Cascade                                          756             27,367
Intl Paper                                           6,364            260,033
Mead                                                 1,305             38,785
Pactiv                                               2,091(b)          32,473
Sealed Air                                           1,102(b)          45,402
Westvaco                                             1,327             35,696
Willamette Inds                                      1,444             71,767
Total                                                                 560,213

Real estate investment trust (0.1%)
Starwood Hotels & Resorts Worldwide                  2,618             93,436

Restaurants & lodging (0.7%)
Darden Restaurants                                   1,555             46,495
Hilton Hotels                                        4,859             58,842
Marriott Intl Cl A                                   3,212            153,373
McDonald's                                          17,038            496,487
Starbucks                                            5,008(b)          90,344
Tricon Global Restaurants                            1,935(b)          88,526
Wendy's Intl                                         1,497             40,135
Total                                                                 974,202

Retail (6.6%)
Albertson's                                          5,336            174,647
AutoZone                                             1,475(b)          69,812
Bed Bath & Beyond                                    3,802(b)         122,538
Best Buy                                             2,759(b)         184,743
Big Lots                                             1,492(b)          19,590
Circuit City Stores-Circuit City Group               2,740             51,375
Costco Wholesale                                     5,929(b)         255,243
CVS                                                  5,182            186,604
Dillard's Cl A                                       1,120             16,621
Dollar General                                       4,355             85,489
Federated Dept Stores                                2,604(b)         100,514
Gap                                                 11,323            309,231
Home Depot                                          30,744          1,548,575
K mart                                               6,454(b)          74,673
Kohl's                                               4,389(b)         251,402
Kroger                                              10,681(b)         281,551
Limited                                              5,617             95,320
Lowe's Companies                                    10,134            386,916
May Dept Stores                                      3,938            130,742
Nordstrom                                            1,762             39,645
Office Depot                                         3,920(b)          50,254
Penney (JC)                                          3,465             98,545
RadioShack                                           2,443             68,966
Safeway                                              6,659(b)         294,061
Sears, Roebuck                                       4,328            203,329
Staples                                              6,011(b)          90,105
Target                                              11,845            458,402
Tiffany                                              1,922             67,847
TJX Companies                                        3,694            125,633
Toys "R" Us                                          2,602(b)          59,924
Wal-Mart Stores                                     58,902          3,292,622
Walgreen                                            13,410            451,917
Winn-Dixie Stores                                    1,850             42,439
Total                                                               9,689,275

Textiles & apparel (0.2%)
Liz Claiborne                                          692             36,780
Nike Cl B                                            3,573            169,895
Reebok Intl                                            771(b)          24,680
VF                                                   1,475             54,000
Total                                                                 285,355

Transportation (0.5%)
Burlington Northern Santa Fe                         5,161            138,005
CSX                                                  2,811            109,966
FedEx                                                4,045(b)         167,342
Norfolk Southern                                     5,068            101,968
Ryder System                                           794             15,086
Union Pacific                                        3,266            175,352
Total                                                                 707,719

Utilities -- electric (2.4%)
AES                                                  7,010(b)         268,482
Allegheny Energy                                     1,642             70,803
Ameren                                               1,807             70,997
American Electric Power                              4,244            190,980
Calpine                                              3,935(b)         141,621
Cinergy                                              2,094             64,705
Citizens Communications                              3,759(b)          46,123
CMS Energy                                           1,738             46,352
Consolidated Edison                                  2,794            111,034
Constellation Energy Group                           2,157             63,502
Dominion Resources                                   3,259            197,137
DTE Energy                                           2,171             91,725
Duke Energy                                         10,170            392,663
Edison Intl                                          4,292             60,260
Entergy                                              2,908            109,050
Exelon                                               4,224            238,655
FPL Group                                            2,317            125,118
GPU                                                  1,574             57,042
Niagara Mohawk Holdings                              2,111(b)          35,866

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                              Shares           Value(a)

Utilities -- electric (cont.)
NiSource                                             2,720            $71,699
PG&E                                                 5,100             75,837
Pinnacle West Capital                                1,116             47,184
PPL                                                  1,923             86,497
Progress Energy                                      2,715            116,121
Public Service Enterprise Group                      2,740            128,232
Reliant Energy                                       3,919            123,449
Sempra Energy                                        2,713             68,856
Southern Co                                          9,025            212,087
TXU                                                  3,384            157,356
Xcel Energy                                          4,521            121,796
Total                                                               3,591,229

Utilities -- gas (0.9%)
Dynegy Cl A                                          4,295            199,202
El Paso                                              6,708            347,138
Enron                                                9,830            445,790
KeySpan                                              1,809             55,428
Kinder Morgan                                        1,508             79,019
NICOR                                                  598             22,204
ONEOK                                                  783             14,251
Peoples Energy                                         466             17,736
Williams Companies                                   6,385            213,898
Total                                                               1,394,666

Utilities -- telephone (5.5%)
ALLTEL                                               4,125            254,306
AT&T                                                45,456            918,666
BellSouth                                           24,691          1,004,924
CenturyTel                                           1,857             57,493
Global Crossing                                     11,678(b,c)        76,491
Nextel Communications Cl A                          10,079(b)         167,815
Qwest Communications Intl                           21,886            569,036
SBC Communications                                  44,371          1,998,026
Sprint (FON Group)                                  11,676            272,518
Sprint (PCS Group)                                  12,344(b)         319,956
Verizon Communications                              35,632          1,929,473
WorldCom                                            38,048(b)         532,672
Total                                                               8,101,376

Total common stocks
(Cost: $159,515,737)                                             $145,892,885

Short-term securities (1.4%)

Issuer                    Annualized                Amount           Value(a)
                       yield on date            payable at
                         of purchase              maturity

U.S. government agency (0.3%)
Federal Home Loan Bank Disc Nt
         10-10-01               3.59%             $500,000           $496,381

Commercial paper (1.1%)
General Electric Capital
         08-01-01               3.90             1,600,000          1,599,827

Total short-term securities
(Cost: $2,096,539)                                                 $2,096,208

Total investments in securities
(Cost: $161,612,276)(e)                                          $147,989,093

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2001, the value of foreign securities represented 2.83% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                               Contracts
     Purchase contracts
     S&P 500 Index, Sept. 2001                                              6

(e) At July 31, 2001, the cost of securities for federal income tax purposes was approximately $161,612,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $  5,798,000
     Unrealized depreciation                                      (19,421,000)
                                                                  -----------
     Net unrealized depreciation                                 $(13,623,000)
                                                                 ------------

--------------------------------------------------------------------------------
40 AXP INDEX FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP Mid Cap Index Fund

July 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (100.0%)

Issuer                                              Shares           Value(a)

Aerospace & defense (1.0%)
L-3 Communications Holdings                          1,001(b)         $74,674
Newport News Shipbuilding                              914             57,993
Precision Castparts                                  1,322             48,253
Sequa Cl A                                             267(b)          13,225
Titan                                                1,580(b)          31,237
Total                                                                 225,382

Airlines (0.1%)
Alaska Air Group                                       683(b)          21,610

Automotive & related (1.7%)
Bandag                                                 532             15,965
BorgWarner                                             679             35,980
Gentex                                               1,925(b)          63,121
Lear                                                 1,649(b)          65,300
SPX                                                  1,025(b)         124,189
Superior Inds Intl                                     669             28,386
United Rentals                                       1,810(b)          42,336
Total                                                                 375,277

Banks and savings & loans (10.2%)
Associated Banc-Corp                                 1,709             60,994
Astoria Financial                                    1,264             75,827
Banknorth Group                                      3,555             81,623
City Natl                                            1,232             57,904
Colonial BancGroup                                   2,857             42,055
Compass Bancshares                                   3,306             90,089
Dime Bancorp                                         2,966            120,865
First Tennessee Natl                                 3,315            114,036
First Virginia Banks                                 1,192             57,049
FirstMerit                                           2,209             55,601
Golden State Bancorp                                 3,486            115,840
Greater Bay Bancorp                                  1,098             29,020
GreenPoint Financial                                 2,608            107,606
Hibernia Cl A                                        4,084             76,412
Investors Financial Services                           820             60,828
M&T Bank                                             2,506            201,732
Marshall & Ilsley                                    2,659            156,614
Mercantile Bankshares                                1,838             77,435
Natl Commerce Financial                              5,300            139,390
North Fork Bancorporation                            4,178            135,534
Pacific Century Financial                            2,064             54,696
Provident Financial Group                            1,262             41,659
Roslyn Bancorp                                       1,585             47,550
Silicon Valley Bancshares                            1,274(b)          25,684
Sovereign Bancorp                                    6,372             74,680
TCF Financial                                        2,031             99,113
Webster Financial                                    1,272             45,461
Westamerica Bancorporation                             919             36,255
Total                                                               2,281,552

Beverages & tobacco (1.0%)
PepsiAmericas                                        4,035             55,401
RJ Reynolds Tobacco Holdings                         2,610            140,182
Universal                                              704             27,731
Total                                                                 223,314

Building materials & construction (2.9%)
Alexander & Baldwin                                  1,045             26,543
American Financial Group                             1,752             51,649
American Standard                                    1,844(b)         125,483
Carlisle Companies                                     781             28,225
Clayton Homes                                        3,558             57,213
Dycom Inds                                           1,097(b)          24,013
Georgia-Pacific (Timber Group)                       2,081             74,937
Granite Construction                                 1,062             25,866
Lennar                                               1,639             75,214
Martin Marietta Materials                            1,221             53,822
Potlatch                                               730             24,762
Quanta Services                                      1,541(b)          37,523
Valspar                                              1,255             42,545
Total                                                                 647,795

Chemicals (2.0%)
Airgas                                               1,749(b)          20,866
Albemarle                                            1,184             24,580
Cabot                                                1,686             62,904
Cabot Microelectronics                                 619(b)          43,485
Crompton                                             2,920             26,893
Cytec Inds                                           1,043(b)          33,887
Ferro                                                  883             19,514
Fuller (HB)                                            364             19,172
IMC Global                                           2,963             33,482
Lubrizol                                             1,321             46,076
Lyondell Chemical                                    3,035             43,825
Olin                                                 1,121             18,911

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
41 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                              Shares           Value(a)

Chemicals (cont.)
RPM/Ohio                                             2,638            $24,481
Schulman (A)                                           753              9,541
Solutia                                              2,674             36,313
Total                                                                 463,930

Communications equipment & services (1.6%)
ADTRAN                                               1,018(b)          23,669
Advanced Fibre Communications                        2,094(b)          52,874
ANTEC                                                  985(b)          10,146
CommScope                                            1,326(b)          30,511
MasTec                                               1,233(b)          17,965
Plantronics                                          1,249(b)          26,541
Polycom                                              2,142(b)          54,514
Powerwave Technologies                               1,652(b)          28,348
RF Micro Devices                                     4,211(b)         115,212
Total                                                                 359,780

Computer software & services (2.1%)
Electronic Arts                                      3,434(b)         195,464
Legato Systems                                       2,293(b)          21,394
Network Associates                                   3,529(b)          59,428
Sungard Data Systems                                 6,934(b)         189,090
Total                                                                 465,376

Computers & office equipment (8.4%)
3Com                                                 8,731(b)          42,782
Acxiom                                               2,303(b)          26,922
Advent Software                                        797(b)          45,046
Affiliated Computer Services Cl A                    1,298(b)         107,526
Ascential Software                                   7,445(b)          38,640
Avocent                                              1,140(b)          29,526
BISYS Group                                          1,500(b)          80,235
Cadence Design Systems                               6,421(b)         141,647
Ceridian                                             3,766(b)          65,114
Certegy                                              1,849(b)          61,054
CheckFree                                            1,982(b)          59,777
CSG Systems Intl                                     1,366(b)          64,421
DST Systems                                          3,166(b)         149,593
Henry (Jack) & Associates                            2,284             64,569
InFocus                                              1,002(b)          16,493
Keane                                                1,750(b)          32,375
Macromedia                                           1,518(b)          26,110
Mentor Graphics                                      1,650(b)          30,773
Natl Instruments                                     1,313(b)          46,822
NVIDIA                                               1,806(b)         146,105
Quantum-DLT & Storage Systems                        3,903(b)          37,859
Rational Software                                    5,248(b)          89,846
Reynolds & Reynolds Cl A                             1,893             43,350
RSA Security                                         1,476(b)          36,147
SanDisk                                              1,755(b)          41,488
Storage Technology                                   2,685(b)          36,972
Structural Dynamics Research                           925(b)          22,903
Sybase                                               2,634(b)          39,194
Sykes Enterprises                                    1,028(b)           7,186
Symantec                                             1,953(b)          94,154
Synopsys                                             1,576(b)          81,558
Tech Data                                            1,391(b)          49,172
Transaction Systems Architects Cl A                    945(b)          10,584
Wallace Computer Services                            1,057             18,011
Wind River Systems                                  2,023(b)           28,969
Total                                                               1,912,923

Electronics (7.2%)
Arrow Electronics                                    2,548(b)          68,159
Atmel                                               11,979(b)         119,910
Avnet                                                3,030             72,387
Cirrus Logic                                         2,040(b)          37,740
Credence Systems                                     1,354(b)          28,028
Cypress Semiconductor                                3,281(b)          89,506
DSP Group                                              684(b)          16,553
Harris                                               1,700             51,034
Integrated Device Technology                         2,759(b)         101,669
Intl Rectifier                                       1,616(b)          60,341
KEMET                                                2,262(b)          43,792
Lam Research                                         3,192(b)          89,344
Lattice Semiconductor                                2,795(b)          67,639
LTX                                                  1,242(b)          25,722
Micrel                                               2,376(b)          80,024
Microchip Technology                                 3,388(b)         122,983
MIPS Technologies Cl B                               1,005(b)          13,226
Newport                                                938             21,527
Plexus                                               1,068(b)          38,245
SCI Systems                                          3,797(b)         110,872
Semtech                                              1,787(b)          66,208
Sensormatic Electronics                              2,049(b)          30,182
TranSwitch                                           2,196(b)          18,095
TriQuint Semiconductor                               3,334(b)          75,522
Vishay Intertechnology                               3,561(b)          85,642
Waters                                               3,369(b)          99,386
Total                                                               1,633,736

Energy (1.6%)
Arch Coal                                            1,348             25,221
Grant Prideco                                        2,821(b)          38,281
Murphy Oil                                           1,164             89,104
Noble Affiliates                                     1,461             52,990

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                              Shares           Value(a)

Energy (cont.)
Pennzoil-Quaker State                                2,040            $22,889
Ultramar Diamond Shamrock                            1,846             87,224
Valero Energy                                        1,581             55,809
Total                                                                 371,518

Energy equipment & services (3.8%)
BJ Services                                          4,249(b)         107,160
Cooper Cameron                                       1,397(b)          71,121
ENSCO                                                3,585             74,174
Global Marine                                        4,558(b)          78,762
Hanover Compressor                                   1,629(b)          54,523
Helmerich & Payne                                    1,307             40,726
Jacobs Engineering Group                               691(b)          40,465
Marine Drilling                                      1,515(b)          23,331
Natl-Oilwell                                         2,088(b)          39,672
Pioneer Natural Resources                            2,536(b)          43,087
Smith Intl                                           1,306(b)          71,046
Tidewater                                            1,563             55,080
Varco Intl                                           2,470(b)          39,619
Weatherford Intl                                     2,936(b)         123,752
Total                                                                 862,518

Financial services (4.6%)
Allmerica Financial                                  1,362             73,071
AmeriCredit                                          2,137(b)         131,404
E*TRADE Group                                        8,244(b)          53,421
Eaton Vance                                          1,790             61,111
Edwards (AG)                                         2,074             90,738
IndyMac Bancorp                                      1,576(b)          40,960
Investment Technology Group                            819(b)          42,989
LaBranche                                            1,481(b)          42,875
Legg Mason                                           1,684             81,068
Neuberger Berman                                     1,264             86,887
Radian Group                                         2,395             95,848
SEI Investments                                      2,802            134,272
Waddell & Reed Financial Cl A                        2,058             63,386
Wilmington Trust                                       839             55,307
Total                                                               1,053,337

Food (2.5%)
Dean Foods                                             919             38,506
Dole Food                                            1,442             32,503
Dreyer's Grand Ice Cream                               737             20,290
Hormel Foods                                         3,578             90,522
IBP                                                  2,737             73,762
Interstate Bakeries                                  1,300             29,120
Lance                                                  748              9,836
McCormick                                            1,777             75,860
Sensient Technologies                                1,233             25,277
Smucker (JM)                                           626             16,996
Suiza Foods                                            710(b)          39,114
Tootsie Roll Inds                                    1,304             50,681
Tyson Foods Cl A                                     5,735             59,071
Total                                                                 561,538

Furniture & appliances (0.8%)
Furniture Brands Intl                                1,298(b)          37,382
HON Inds                                             1,530             39,428
Miller (Herman)                                      1,961             49,496
Mohawk Inds                                          1,350(b)          59,400
Total                                                                 185,706

Health care (9.0%)
Apogent Technologies                                 2,727(b)          65,584
Barr Laboratories                                      913(b)          78,408
Beckman Coulter                                      1,556             71,514
Carter-Wallace                                       1,168             23,383
COR Therapeutics                                     1,433(b)          38,046
DENTSPLY Intl                                        1,336             59,185
Genzyme-General Division                             5,003(b)         280,167
Gilead Sciences                                      2,445(b)         125,404
ICN Pharmaceuticals                                  2,089             64,237
IDEC Pharmaceuticals                                 3,854(b)         208,039
Incyte Genomics                                      1,698(b)          31,973
IVAX                                                 5,156(b)         175,304
Millennium Pharmaceuticals                           5,620(b)         175,794
MiniMed                                              1,672(b)          79,721
Mylan Laboratories                                   3,226            108,878
Protein Design Labs                                  1,128(b)          62,830
Quest Diagnostics                                    2,427(b)         167,706
Sepracor                                             2,010(b)          88,561
STERIS                                               1,771(b)          38,094
Vertex Pharmaceuticals                               1,919(b)          76,664
VISX                                                 1,460(b)          23,214
Total                                                               2,042,706

Health care services (4.8%)
AmeriSource Health Cl A                              1,364(b)          79,303
Apria Healthcare Group                               1,388(b)          32,965
Bergen Brunswig Cl A                                 3,492             73,786
Covance                                              1,500(b)          35,925
Express Scripts Cl A                                 2,022(b)         117,984
First Health Group                                   2,521(b)          67,033
Health Management Associates Cl A                    6,328(b)         125,042
Health Net                                           3,175(b)          58,261
Hillenbrand Inds                                     1,613             91,296
LifePoint Hospitals                                    993(b)          42,510

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                              Shares           Value(a)

Health care services (cont.)
Lincare Holdings                                     2,768(b)         $90,929
Omnicare                                             2,404             60,749
Oxford Health Plans                                  2,546(b)          73,834
PacifiCare Health Systems                              868(b)          10,737
Triad Hospitals                                      1,824(b)          61,870
Trigon Healthcare                                      940(b)          64,371
Total                                                               1,086,595

Household products (0.7%)
Church & Dwight                                      1,002             25,421
Dial                                                 2,450             39,715
Energizer Holdings                                   2,368(b)          44,400
Viad                                                 2,272             55,618
Total                                                                 165,154

Industrial equipment & services (2.3%)
AGCO                                                 1,843             19,001
Albany Intl Cl A                                       798(b)          15,920
AMETEK                                                 851             26,611
Blyth Inds                                           1,215             27,896
Covanta Energy                                       1,284(b)          20,981
Donaldson                                            1,144             35,235
Fastenal                                               980             64,190
FEI                                                    819(b)          31,106
Flowserve                                              979(b)          24,083
Harsco                                               1,028             31,416
Kaydon                                                 773             19,325
Kennametal                                             790             30,494
Minerals Technologies                                  505             21,447
Modine Mfg                                             758             22,240
Nordson                                                841             20,941
Tecumseh Products Cl A                                 479             23,212
Teleflex                                               995             47,412
Trinity Inds                                           951             21,892
UCAR Intl                                            1,468(b)          16,295
Total                                                                 519,697

Insurance (2.6%)
Everest Re Group                                     1,191(c)          83,489
Gallagher (Arthur J)                                 2,082             57,255
HCC Insurance Holdings                               1,517             34,815
Horace Mann Educators                                1,046             21,589
Leucadia Natl                                        1,428             46,638
MONY Group                                           1,280             50,560
Ohio Casualty                                        1,550             21,390
Old Republic Intl                                    3,061             81,117
PMI Group                                            1,145             79,005
Protective Life                                      1,770             58,764
Unitrin                                              1,743             65,363
Total                                                                 599,985

Leisure time & entertainment (1.3%)
Callaway Golf                                        1,981             30,844
GTECH Holdings                                         884(b)          28,332
Intl Game Technology                                 1,910(b)          99,282
Intl Speedway Cl A                                   1,372             55,840
Mandalay Resort Group                                1,950(b)          49,238
Six Flags                                            2,372(b)          40,514
Total                                                                 304,050

Media (4.0%)
Banta                                                  634             17,632
Belo (AH) Cl A                                       2,829             53,581
Catalina Marketing                                   1,434(b)          49,287
Dun & Bradstreet                                     2,075(b)          57,436
Emmis Communications Cl A                            1,221(b)          36,972
Entercom Communications Cl A                         1,169(b)          56,919
Gartner Group Cl B                                   2,240(b)          23,296
Harte-Hanks                                          1,641             38,678
Hispanic Broadcasting                                2,814(b)          66,129
Lee Enterprises                                      1,131             38,160
Macrovision                                          1,294(b)          62,539
Media General Cl A                                     592             28,410
Price Communications                                 1,423(b)          27,749
Reader's Digest Assn Cl A                            2,647             59,319
Scholastic                                             907(b)          33,704
Valassis Communications                              1,378(b)          46,094
Washington Post Cl B                                   245            143,202
Westwood One                                         2,786(b)          78,398
Total                                                                 917,505

Metals (0.4%)
AK Steel Holdings                                    2,782             36,472
Carpenter Technology                                   569             15,613
Pittston Brink's Group                               1,336             29,459
Total                                                                  81,544

Miscellaneous (1.8%)
ArvinMeritor                                         1,700             36,550
Edwards Lifesciences                                 1,519(b)          37,641
Federal Signal                                       1,175             24,793
Galileo Intl                                         2,261             75,156

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                              Shares           Value(a)

Miscellaneous (cont.)
Retek                                                1,257(b)         $40,325
Rollins                                                779             15,385
S&P Mid-Cap 400 Depositary Receipts                  2,024            189,223
Total                                                                 419,073

Multi-industry conglomerates (3.1%)
Apollo Group Cl A                                    3,008(b)         130,967
ChoicePoint                                          1,604(b)          65,491
DeVry                                                1,801(b)          70,275
Diebold                                              1,848             63,756
Hubbell Cl B                                         1,511             44,877
Imation                                                909(b)          22,071
Kelly Services Cl A                                    925             22,626
Korn/Ferry Intl                                        966(b)          14,886
Lancaster Colony                                       962             31,534
Manpower                                             1,957             63,387
Modis Professional Services                          2,523(b)          16,072
NCO Group                                              664(b)          15,305
Pentair                                              1,266             45,234
Ruddick                                              1,194             19,343
Stewart & Stevenson Services                           729             21,666
Sylvan Learning Systems                                975(b)          26,345
YORK Intl                                              992             32,855
Total                                                                 706,690

Paper & packaging (1.2%)
Bowater                                              1,301             60,666
Glatfelter (PH)                                      1,096             17,240
Longview Fibre                                       1,323             17,278
Packaging Corp of America                            2,751(b)          54,332
Rayonier                                               701             32,421
Sonoco Products                                      2,458             63,490
Wausau-Mosinee Paper                                 1,328             17,251
Total                                                                 262,678

Restaurants & lodging (1.2%)
Bob Evans Farms                                        899             16,614
Brinker Intl                                         2,576(b)          64,967
CBRL Group                                           1,428             27,689
Outback Steakhouse                                   1,965(b)          56,415
Papa John's Intl                                       579(b)          14,012
Park Place Entertainment                             7,657(b)          82,006
Total                                                                 261,703

Retail (4.2%)
American Eagle Outfitters                            1,799(b)          66,113
Barnes & Noble                                       1,684(b)          66,013
BJ's Wholesale Club                                  1,880(b)         105,280
Borders Group                                        2,064(b)          47,616
CDW Computer Centers                                 2,267(b)          97,413
Claire's Stores                                      1,256             21,553
Dollar Tree Stores                                   2,896(b)          75,383
Family Dollar Stores                                 4,434            132,621
Lands' End                                             759(b)          31,058
Longs Drug Stores                                      975             21,694
Neiman Marcus Group Cl A                             1,231(b)          40,648
Payless ShoeSource                                     572(b)          32,758
Perrigo                                              1,897(b)          31,433
Ross Stores                                          2,080             48,922
Saks                                                 3,662(b)          40,099
Sotheby's Holdings Cl A                              1,582(b)          28,555
Williams-Sonoma                                      1,460(b)          55,641
Total                                                                 942,800

Textiles & apparel (1.2%)
Abercrombie & Fitch                                  2,558(b)          99,302
Coach                                                1,123(b)          42,416
Jones Apparel Group                                  3,122(b)         121,882
Unifi                                                1,386(b)          13,541
Total                                                                 277,141

Transportation (1.7%)
Airborne                                             1,242             15,699
Atlas Air Worldwide Holdings                           987(b)          14,479
C.H. Robinson Worldwide                              2,185             67,189
CNF Transportation                                   1,260             40,900
EGL                                                  1,226(b)          17,029
Expeditors Intl of Washington                        1,344             76,366
GATX                                                 1,251             50,228
Hunt (JB) Transport Services                           911(b)          22,283
Overseas Shipbuilding Group                            882             22,579
Swift Transportation                                 2,160(b)          43,524
Wisconsin Central Transportation                     1,198(b)          20,234
Total                                                                 390,510

Utilities -- electric (6.1%)
Allete                                               2,122             50,270
Alliant Energy                                       2,041             58,311
American Water Works                                 2,560             79,590
Black Hills Corp                                       670             27,457
Cleco                                                1,163             26,458
Conectiv                                             2,290             52,945
DPL                                                  3,269             79,633
DQE                                                  1,443             30,058
Energy East                                          3,004             65,667
Hawaiian Electric Inds                                 838             32,808
Idacorp                                                966             35,742

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                              Shares           Value(a)

Utilities -- electric (cont.)
Kansas City Power & Light                            1,597            $38,807
MDU Resources Group                                  1,754             53,269
Montana Power                                        2,679             26,870
Northeast Utilities                                  3,694             73,880
NSTAR                                                1,369             58,525
OGE Energy                                           2,012             43,459
Potomac Electric Power                               2,812             60,880
Public Service Co of New Mexico                      1,010             29,906
Puget Energy                                         2,225             53,333
SCANA                                                2,704             72,575
Sierra Pacific Resources                             2,026             31,970
Teco Energy                                          3,504            100,110
UtiliCorp United                                     2,934             90,632
Western Resources                                    1,820             33,834
Wisconsin Energy                                     3,041             67,328
Total                                                               1,374,317

Utilities -- gas (1.6%)
AGL Resources                                        1,404             33,696
Equitable Resources                                  1,685             60,407
Natl Fuel Gas                                        1,022             49,056
Ocean Energy                                         4,396             86,338
Questar                                              2,087             49,128
Vectren                                              1,748             35,659
Western Gas Resources                                  839             24,935
WGL Holdings                                         1,200             33,396
Total                                                                 372,615

Utilities -- telephone (1.3%)
BroadWing                                            5,631(b)         136,890
Telephone & Data Systems                             1,514            163,133
Total                                                                 300,023

Total common stocks
(Cost: $21,446,713)                                               $22,670,078

Total investments in securities
(Cost: $21,446,713)(d)                                            $22,670,078

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2001, the value of foreign securities represented 0.37% of net assets.

(d) At July 31, 2001, the cost of securities for federal income tax purposes was approximately $21,447,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 3,625,000
     Unrealized depreciation                                       (2,402,000)
                                                                   ----------
     Net unrealized appreciation                                  $ 1,223,000
                                                                  -----------

--------------------------------------------------------------------------------
46 AXP INDEX FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP Total Stock Market Index Fund

July 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (100%)

Issuer                                              Shares           Value(a)

Aerospace & defense (1.5%)
Aeroflex                                               156(b)          $1,630
Alliant Techsystems                                     48(b)           4,762
Boeing                                               1,998            116,942
General Dynamics                                       460             37,209
General Motors Cl H                                  1,979             38,195
Goodrich (BF)                                          171              5,975
Honeywell Intl                                       1,877             69,205
L-3 Communications Holdings                             83(b)           6,192
Lockheed Martin                                        935             37,045
Newport News Shipbuilding                              122              7,741
Northrop Grumman                                       190             15,244
Precision Castparts                                    132              4,818
Raytheon                                               716             20,678
Rockwell Collins                                       390(b)           8,073
Rockwell Intl                                          390              6,260
Titan                                                  432(b)           8,541
United Technologies                                  1,078             79,124
Total                                                                 467,634

Airlines (0.3%)
Alaska Air Group                                        52(b)           1,645
America West Holdings Cl B                             110(b)           1,139
AMR                                                    327(b)          11,494
Atlantic Coast Airlines Holdings                       134(b)           3,893
Continental Airlines Cl B                              113(b)           5,590
Delta Air Lines                                        218              9,675
Northwest Airlines Cl A                                197(b)           5,092
Skywest                                                186              6,238
Southwest Airlines                                   1,766             35,338
UAL                                                    250              8,553
US Airways Group                                       386(b)           6,554
Total                                                                  95,211

Automotive & related (1.2%)
American Axle & Mfg Holdings                           356(b)           7,483
Bandag                                                  70              2,101
BorgWarner                                             130              6,889
Central Parking                                         73              1,421
Cooper Tire & Rubber                                   151              2,449
CSK Auto                                               102(b)             643
Cummins Engine                                          95              3,867
Dana                                                   258              6,644
Delphi Automotive Systems                            1,180             19,305
Dollar Thrifty Automotive Group                        100(b)           1,870
Eaton                                                  155             11,383
Federal-Mogul                                          230                239
Ford Motor                                           4,130            105,190
GenCorp                                                667              8,911
General Motors                                       1,226             77,973
Gentex                                                 183(b)           6,001
Genuine Parts                                          391             12,872
Goodyear Tire & Rubber                                 359             10,260
Hayes Lemmerz Intl                                      86(b)             522
Johnson Controls                                       186             14,992
Lear                                                   205(b)           8,118
Navistar Intl                                          179(b)           5,748
O'Reilly Automotive                                    235(b)           8,202
PACCAR                                                 178             10,474
Smith (AO)                                              70              1,227
Snap-On                                                196              5,292
SPX                                                     70(b)           8,481
Superior Inds Intl                                     162              6,874
Tower Automotive                                       114(b)           1,672
TRW                                                    272             12,036
United Rentals                                         224(b)           5,239
Visteon                                                357              7,543
Total                                                                 381,921

Banks and savings & loans (7.3%)
Allied Capital                                         404              9,393
AMCORE Financial                                        92              2,021
AmSouth Bancorporation                                 815             16,202
Anchor Bancorp Wisconsin                               122              1,972
Area Bancshares                                        114              1,780
Associated Banc-Corp                                   221              7,887
Astoria Financial                                      114              6,839
Bancorp South                                          605              9,741
BancWest                                               180              6,262
Bank of America                                      3,679            234,057
Bank of New York                                     1,685             75,589
Bank One                                             2,703            104,632
Banknorth Group                                        359              8,243
BB&T                                                   933             34,437
Capitol Federal Financial                              619             11,452
Charter One Financial                                  454             14,578
Chittenden                                              68              2,275
Citizens Banking                                       147              4,342

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Banks and savings & loans (cont.)
City Natl                                              131             $6,157
Colonial BancGroup                                     727             10,701
Comerica                                               433             26,668
Commerce Bancorp                                        74              5,639
Commerce Bancshares                                    101              3,913
Commercial Federal                                     403             10,035
Community First Bankshares                             115              2,829
Compass Bancshares                                     297              8,093
CompuCredit                                            107(b)           1,193
CORUS Bankshares                                        74              4,381
Cullen/Frost Bankers                                   200              7,022
CVB Financial                                          110              2,087
Dime Bancorp                                           263             10,717
Downey Financial                                        94              5,506
E-Loan                                                 102(b)             105
F&M Natl                                               234              9,388
F.N.B.                                                  85              2,242
Fifth Third Bancorp                                  1,318             83,060
First BanCorp                                           96              2,789
First Citizens BancShares Cl A                          93              9,347
First Commonwealth Financial                           146              1,927
First Financial Bancorp                                100              1,675
First Midwest Bancorp                                  289              9,520
First Source                                            75              1,825
First Tennessee Natl                                   291             10,010
First Union                                          2,276             80,570
First Virginia Banks                                    78              3,733
FirstMerit                                             211              5,311
FleetBoston Financial                                2,448             91,849
Frontier Financial                                      85              2,394
Fulton Financial                                       265              5,883
Golden State Bancorp                                   309             10,268
Golden West Financial                                  333             21,528
Greater Bay Bancorp                                    172              4,546
GreenPoint Financial                                   170              7,014
Hancock Holding                                         51              2,138
Hibernia Cl A                                          386              7,222
Hudson City Bancorp                                    243              6,145
Hudson United Bancorp                                  369             10,133
Huntington Bancshares                                  582             10,656
Independence Community Bank                            169              3,634
Integra Bank                                            78              1,919
Intl Bancshares                                         68              2,649
Investors Financial Services                           104              7,715
Irwin Financial                                        103              2,529
J.P. Morgan Chase                                    4,548            196,927
KeyCorp                                                907             24,262
M&T Bank                                               196             15,778
MAF Bancorp                                             95              2,930
Marshall & Ilsley                                      226             13,311
Mellon Financial                                     1,103             41,936
Mercantile Bankshares                                  108              4,550
Natl City                                            1,393             44,743
Natl Commerce Financial                                476             12,519
Natl Penn Bancshares                                    84              1,859
Net.B@nk                                                94(b)             926
New York Community Bancorp                             109              4,636
NextCard                                               222(b)           1,800
North Fork Bancorporation                              320             10,381
Northern Trust                                         467             29,795
Old Natl Bancorp                                       248              6,525
Pacific Capital Bancorp                                 60              1,800
Pacific Century Financial                              201              5,327
Park Natl                                               57              5,757
People's Bank                                          393              9,908
PNC Financial Services Group                           655             43,459
Popular                                                312(c)          10,911
Provident Bankshares                                   105              2,473
Provident Financial Group                              167              5,513
Regions Financial                                      595             19,040
Republic Bancorp                                       196              3,060
Richmond County Financial                              109              4,720
Riggs Natl                                             126              2,243
Roslyn Bancorp                                         239              7,170
S&T Bancorp                                             87              2,181
Santander BanCorp                                      129(c)           2,516
Silicon Valley Bancshares                              132(b)           2,661
Sky Financial Group                                    394              7,707
South Financial Group                                   97              1,717
Southtrust                                             708             18,174
Southwest Bancorp of Texas                             122(b)           4,102
Sovereign Bancorp                                      833              9,763
State Street                                           745             40,059
Staten Island Bancorp                                  105              3,213
SunTrust Banks                                         677             46,882
Susquehanna Bancshares                                 129              2,688
Synovus Financial                                      598             20,422
TCF Financial                                          142              6,930
Trust Company of New Jersey                             90              2,209
TrustCo Bank NY                                        156              2,059
Trustmark                                              368              8,887
U.S. Bancorp                                         4,356            103,411
UMB Financial                                           53              2,247
Union Planters                                         305             13,630
UnionBanCal                                            354             13,094
United Bankshares                                       83              2,291

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Banks and savings & loans (cont.)
United Community Financial                             134               $981
USA Education                                          373             29,881
Valley Natl Bancorp                                    322              9,129
W Holding                                              142(c)           2,124
Wachovia                                               457             32,493
Walter Inds                                            153              2,148
Washington Federal                                     364              9,686
Washington Mutual                                    2,011             81,486
Wells Fargo                                          3,932            181,107
Westamerica Bancorporation                             234              9,231
Westcorp                                               128              2,601
WFS Financial                                           98(b)           2,560
Whitney Holding                                         54              2,435
Zions Bancorp                                          183             10,696
Total                                                               2,304,027

Beverages & tobacco (2.7%)
Anheuser-Busch                                       2,056             89,045
Brown-Forman Cl B                                      155             10,591
Coca-Cola                                            5,768            257,254
Coca-Cola Bottling                                      37              1,369
Coca-Cola Enterprises                                  881             12,880
Constellation Brands                                   180(b)           7,582
Coors (Adolph) Cl B                                    106              5,331
Fortune Brands                                         339             12,414
Pepsi Bottling Group                                   321             13,989
PepsiAmericas                                          336              4,613
PepsiCo                                              3,354            156,397
Philip Morris                                        5,101            232,096
RJ Reynolds Tobacco Holdings                           224             12,031
Universal                                              142              5,593
UST                                                    379             11,730
Vector Group                                           130              4,290
Total                                                                 837,205

Building materials & construction (0.8%)
Alexander & Baldwin                                    181              4,597
American Financial Group                               300              8,844
American Standard                                      164(b)          11,160
Armstrong Holdings                                      88                256
Carlisle Companies                                     142              5,132
Centex                                                 115              5,410
Centex Construction Products                            53              1,749
CIRCOR Intl                                             50                833
Clayton Homes                                          435              6,995
Dal-Tile Intl                                          155(b)           2,999
Dycom Inds                                              84(b)           1,839
Elcor                                                   84              1,840
Fleetwood Enterprises                                  107              1,744
Florida Rock Inds                                       60              3,228
Foster Wheeler                                         172              1,232
Georgia-Pacific (Timber Group)                         129              4,645
Georgia-Pacific Group                                  473             17,312
Granite Construction                                   130              3,167
Horton (DR)                                            218              6,006
Hughes Supply                                           91              2,243
Huttig Building Products                                23(b)             136
Insituform Technologies Cl A                            89(b)           3,124
KB HOME                                                277              9,027
Lafarge                                                198              6,629
Lennar                                                 138              6,333
Lennox Intl                                            140              1,313
Louisiana-Pacific                                      315              3,345
Martin Marietta Materials                              220              9,698
Masco                                                  963             24,277
Massey Energy                                          376              6,460
NVR                                                     40(b)           7,050
Owens-Corning                                          102(b)             148
Plum Creek Timber                                      117              3,213
Potlatch                                               247              8,378
Pulte Homes                                             99              4,109
Quanta Services                                        396(b)           9,643
Sherwin-Williams                                       263              6,020
Simpson Mfg                                             43(b)           2,520
Temple-Inland                                           87              5,398
Texas Inds                                              54              2,049
Toll Brothers                                          113(b)           4,464
Tredegar                                                92              1,849
USG                                                    104                553
Valspar                                                139              4,712
Vulcan Materials                                       221             10,840
Watts Inds Cl A                                        100              1,582
Weyerhaeuser                                           464             27,714
Total                                                                 261,815

Chemicals (1.4%)
Air Products & Chemicals                               483             19,721
Airgas                                                 184(b)           2,195
Albemarle                                              380              7,889
Allied Waste Inds                                      399(b)           7,517
Cabot                                                  207              7,723
Cabot Microelectronics                                  58(b)           4,075
Cambrex                                                 80              3,812
Crompton                                               368              3,389
Cytec Inds                                             118(b)           3,834
Dow Chemical                                         1,997             72,690

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
49 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Chemicals (cont.)
du Pont (EI) de Nemours                              2,357           $100,926
Eastman Chemical                                       122              5,353
Ecolab                                                 277             11,091
EDEN Bioscience                                        155(b)           1,635
Engelhard                                              196              5,106
Ferro                                                  100              2,210
FMC                                                     74(b)           4,923
Fuller (HB)                                             34              1,791
Georgia Gulf                                           112              1,854
Grace (WR)                                             124(b)             187
Great Lakes Chemical                                   282              8,006
Hercules                                               611              6,477
IMC Global                                             314              3,548
Intl Specialty Products                                224(b)           2,251
Ionics                                                  63(b)           1,950
Lubrizol                                               137              4,779
Lyondell Chemical                                      279              4,029
Millennium Chemicals                                   208              3,028
Millipore                                               70              4,563
NL Inds                                                200              3,030
Olin                                                   157              2,649
OM Group                                               138              8,073
Pall                                                   193              4,613
Polymer Group                                          116                334
PPG Inds                                               366             20,112
Praxair                                                333             15,098
Republic Services                                      273(b)           5,433
Rohm & Haas                                            456             15,659
RPM/Ohio                                               171              1,587
Sigma-Aldrich                                          157              6,797
Solutia                                                548              7,442
Spartech                                                71              1,676
Tetra Tech                                             133(b)           3,019
Valhi                                                  311              3,343
Ventro                                                  54(b)              28
Waste Management                                     1,433             44,422
Total                                                                 449,867

Commercial finance (--%)
Finova Group                                           293              1,128

Communications equipment & services (2.2%)
Accelerated Networks                                   243(b)              72
ADC Telecommunications                               1,626(b)           7,984
ADTRAN                                                  61(b)           1,418
Advanced Fibre Communications                          375(b)           9,469
Aether Systems                                          61(b)             645
Airnet Communications                                   49(b)              13
Allied Riser Communications                            114(b)              21
American Tower Cl A                                    355(b)           6,017
Andrew Corp                                            476(b)          10,491
ANTEC                                                  199(b)           2,050
Aspect Communications                                  107(b)             611
AT&T Wireless Services                               5,791(b)         108,233
Avaya                                                  474(b)           5,939
Brocade Communications Systems                         466(b)          15,350
C-COR.net                                              122(b)           1,407
Carrier Access                                          95(b)             561
Centennial Communications                              447(b)           5,811
CIENA                                                  666(b)          22,071
Com21                                                   67(b)              74
Commonwealth Telephone Enterprises                     131(b)           5,607
CommScope                                              243(b)           5,591
Copper Mountain Networks                                72(b)             236
Corning                                              1,996             31,257
Corvis                                               1,323(b)           5,160
Covad Communications Group                             226(b)             101
Deutsche Telekom ADR                                    --(c)               1
Digitas                                                110(b)             389
Ditech Communications                                  157(b)           1,038
DMC Stratex Networks                                   438(b)           4,446
EchoStar Communications Cl A                           510(b)          15,173
Fairchild Semiconductor Intl Cl A                      419(b)           9,993
Finisar                                                377(b)           4,351
Focal Communications                                   121(b)             183
Glenayre Technologies                                  212(b)             170
GoAmerica                                              371(b)             660
Harmonic                                               217(b)           3,309
iBasis                                                  68(b)             144
IDT                                                     88(b)           1,060
InterVoice-Brite                                       131(b)           1,691
JDS Uniphase                                         2,786(b)          25,743
Leap Wireless Intl                                      96(b)           2,356
Loral Space & Communications                         1,217(b)           2,604
Lucent Technologies                                  7,582             50,799
MasTec                                                 277(b)           4,036
Metricom                                                70(b)             127
Motient                                                170(b)             107
Motorola                                             5,031             94,028
NEON Communications                                     61(b)             290
Net2000 Communications                                 110(b)             108
Net2Phone                                               37(b)             154
Netro                                                  102(b)             345
New Focus                                              561(b)           2,805

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Communications equipment & services (cont.)
Next Level Communications                              121(b)            $393
NMS Communications                                      88(b)             408
NTL                                                    570(b)           5,421
Nucentrix Broadband Networks                           119(b)             797
ONI Systems                                            286(b)           6,621
P-COM                                                  209(b)             100
Pac-West Telecomm                                      132(b)             132
Plantronics                                            407(b)           8,649
Polycom                                                316(b)           8,042
Powerwave Technologies                                  99(b)           1,699
Proxim                                                  90(b)             765
QUALCOMM                                             1,735(b)         109,703
REMEC                                                  195(b)           2,170
RF Micro Devices                                       363(b)           9,932
Rhythms NetConnections                                 344(b)              19
SBA Communications                                      73(b)           1,439
Scientific-Atlanta                                     335              8,526
Sonus Networks                                         400(b)           8,776
Sorrento Networks                                       32(b)             210
Stanford Microdevices                                  101(b)             808
Sunrise Telecom                                        137(b)             694
Sycamore Networks                                      575(b)           4,025
Tekelec                                                132(b)           2,688
Telaxis Communications                                  52(b)              25
Tellabs                                                864(b)          14,230
Tellium                                                351(b)           4,616
Time Warner Telecom Cl A                                87(b)           2,446
Tollgrade Communications                                45(b)           1,047
Turnstone Systems                                       10(b)              40
Tut Systems                                             65(b)              75
UTStarcom                                               30(b)             620
WebMD                                                  649(b)           3,738
Williams Communications Group                        2,599(b)           5,614
WJ Communications                                      202(b)             794
Total                                                                 687,561

Computer software & services (4.7%)
Adobe Systems                                          504             18,895
Agile Software                                         111(b)           1,336
Akamai Technologies                                    180(b)           1,395
Ariba                                                1,620(b)           6,496
At Home Series A                                     1,644(b)           1,940
BEA Systems                                            867(b)          19,117
BMC Software                                           533(b)          10,660
BroadVision                                            563(b)           1,925
Citrix Systems                                         391(b)          13,087
Computer Associates Intl                             1,336             46,066
Compuware                                              843(b)          11,549
Digital Island                                         395(b)           1,335
Edwards (JD) & Co                                      239(b)           3,047
Electronic Arts                                        287(b)          16,336
i2 Technologies                                        852(b)           8,222
Internet Capital Group                                  46(b)              60
Intuit                                                 429(b)          14,749
Legato Systems                                         400(b)           3,732
Manugistics Group                                      319(b)           6,925
Micromuse                                              120(b)           1,832
Microsoft                                           12,482(b)         826,185
MicroStrategy                                           52(b)             168
Network Associates                                     754(b)          12,697
Novell                                               1,966(b)           9,808
ONYX Software                                           56(b)             280
Oracle                                              12,860(b)         232,510
Parametric Technology                                  419(b)           3,968
PeopleSoft                                             673(b)          29,390
Peregrine Systems                                      360(b)           9,846
Portal Software                                        913(b)           2,465
RealNetworks                                           702(b)           4,928
S1                                                      76(b)           1,033
Siebel Systems                                       1,038(b)          35,769
Sungard Data Systems                                   556(b)          15,162
VeriSign                                               466(b)          25,448
VERITAS Software                                       924(b)          39,188
Vignette                                             1,142(b)           9,067
WebMethods                                             311(b)           4,855
Total                                                               1,451,471

Computers & office equipment (9.0%)
3Com                                                 1,276(b)           6,252
Accrue Software                                         64(b)              26
Actuate                                                236(b)           2,412
Acxiom                                                 397(b)           4,641
Adaptec                                                658(b)           7,751
Advanced Digital Information                           139(b)           1,578
Advent Software                                         74(b)           4,182
Affiliated Computer Services Cl A                      115(b)           9,527
American Management Systems                             91(b)           1,694
AnswerThink Consulting Group                           200(b)           1,580
AOL Time Warner                                     10,275(b)         466,998
Apple Computer                                         705(b)          13,247
Art Technology Group                                   318(b)             639
Artesyn Technologies                                   211(b)           2,239
Ascential Software                                     861(b)           4,469
ASK Jeeves                                             128(b)             147
Aspen Technology                                       142(b)           2,812
Autodesk                                               200              7,458

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
51 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Computers & office equipment (cont.)
Automatic Data Processing                            1,436            $73,163
Avant!                                                 143(b)             882
Avici Systems                                          270(b)           1,202
Avocent                                                132(b)           3,419
Aware                                                   83(b)             681
Be Free                                                110(b)             134
BindView Development                                   150(b)             206
BISYS Group                                             94(b)           5,028
Black Box                                               72(b)           3,950
Brio Technology                                         49(b)             204
BSQUARE                                                100(b)             500
Cabletron Systems                                      433(b)           8,041
Cadence Design Systems                                 519(b)          11,449
Caldera Intl                                           120(b)              79
Calico Commerce                                        100(b)              15
Centillium Communications                               49(b)             725
Ceridian                                               225(b)           3,890
Certegy                                                160(b)           5,283
CheckFree                                              158(b)           4,765
Ciber                                                  138(b)             970
Cisco Systems                                       16,973(b)         326,220
Clarent                                                194(b)           1,368
Clarus                                                  37(b)             246
CMGI                                                 1,954(b)           3,947
CNET Networks                                          531(b)           5,841
Cognex                                                 131(b)           4,030
Comdisco                                               743                892
Commerce One                                         1,387(b)           5,187
Compaq Computer                                      3,763             56,218
Computer Sciences                                      354(b)          12,783
Comverse Technology                                    357(b)          10,096
Concord Communications                                  50(b)             493
Concord EFS                                            552(b)          31,673
Concurrent Computer                                    147(b)           1,299
Covansys                                               139(b)           1,482
CSG Systems Intl                                       109(b)           5,140
Cyber-Care                                             133(b)             137
CyberSource                                             38(b)              34
Cysive                                                  76(b)             220
Data Return                                             98(b)              46
Dell Computer                                        5,958(b)         160,448
Dendrite Intl                                          212(b)           2,309
DiamondCluster Intl Cl A                                63(b)             648
Digital Insight                                         72(b)           1,350
Digital Lightwave                                       80(b)           1,638
Digital River                                           88(b)             441
Documentum                                             134(b)           2,003
drkoop.com                                             140(b)              18
DST Systems                                            264(b)          12,474
E.piphany                                              462(b)           4,135
EarthLink                                              359(b)           5,877
Echelon                                                 53(b)           1,282
eFunds                                                 201(b)           3,829
eGain Communications                                    92(b)             189
Electronic Data Systems                              1,042             66,531
eMachines                                              440(b)             123
EMC                                                  5,056(b)          99,703
Emulex                                                 164(b)           3,849
Engage                                                 641(b)             212
Entrada Networks                                         8(b)               2
Entrust Technologies                                   169(b)             762
Equifax                                                320              7,571
Exchange Applications                                   90(b)              59
Exodus Communications                                1,207(b)           1,412
Extended Systems                                        34(b)             177
Extreme Networks                                       232(b)           6,503
F5 Networks                                             88(b)           1,286
FactSet Research Systems                                76              2,519
FileNet                                                117(b)           1,493
First Data                                             909             63,011
Fiserv                                                 260(b)          14,919
Gadzoox Networks                                       138(b)             345
Gateway                                                719(b)           7,542
Gemstar-TV Guide Intl                                  942(b)          38,235
Globix                                                 104(b)             119
Handspring                                             962(b)           3,252
Henry (Jack) & Associates                              204              5,767
Hewlett-Packard                                      4,506            111,117
High Speed Access                                       86(b)              86
HNC Software                                           156(b)           4,318
homestore.com                                          345(b)           9,522
Hutchinson Technology                                   80(b)           1,477
Hyperion Solutions                                      87(b)           1,231
IBEAM Broadcasting                                     310(b)              78
IDX Systems                                            120(b)           2,203
iGate Capital                                          162(b)             590
IKON Office Solutions                                  579              4,505
Immersion                                               85(b)             477
INFOCURE                                               101(b)             311
InFocus                                                251(b)           4,131
Informatica                                            218(b)           1,803
InfoSpace                                            2,164(b)           4,523
Ingram Micro Cl A                                      266(b)           3,713
Inktomi                                                538(b)           2,152
Insight Enterprises                                     94(b)           1,928
InsWeb                                                 103(b)              88

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Computers & office equipment (cont.)
INT Media Group                                         79(b)            $261
Interliant                                             133(b)              75
Internet Security Systems                              196(b)           4,514
InterWorld                                               1(b)               1
Interwoven                                             665(b)           6,843
Intl Business Machines                               4,029            423,890
Iomega                                               1,016(b)           1,615
Iron Mountain                                          225(b)           9,819
ITXC                                                   100(b)             383
Ixia                                                   195(b)           2,732
IXL Enterprises                                        304(b)             161
Juniper Networks                                       664(b)          17,058
Juno Online Services                                   131(b)             131
Jupiter Media Metrix                                    40(b)              47
Kana Software                                          608(b)           1,057
Keane                                                  439(b)           8,122
Keynote Systems                                         55(b)             490
KPMG Consulting                                        335(b)           4,677
Kronos                                                  47(b)           2,071
Lexax Media                                            467(b)             532
Lexmark Intl Cl A                                      276(b)          12,619
Liberate Technologies                                  560(b)           6,748
LifeMinders                                             62(b)              89
Liquid Audio                                            62(b)             156
LookSmart                                              427(b)             282
Loudeye Technologies                                    80(b)              68
Luminant Worldwide                                      67(b)              42
Macromedia                                             278(b)           4,782
Manhattan Associates                                    94(b)           2,945
MatrixOne                                              116(b)           1,839
MAXIMUS                                                 76(b)           3,370
Maxtor                                                 860(b)           5,676
MedQuist                                               216(b)           6,815
Mentor Graphics                                        226(b)           4,215
Mercator Software                                       74(b)             178
Mercury Interactive                                    168(b)           6,495
Metasolv                                                69(b)             526
MICROS Systems                                          97(b)           1,872
Midway Games                                           120(b)           1,836
MRO Software                                            68(b)             979
MTI Technology                                         136(b)             177
Natl Data                                              253              8,691
Natl Information Consortium                            153(b)             445
Natl Instruments                                       118(b)           4,208
Natl Processing                                        262(b)           8,305
Navigant Consulting                                     66(b)             434
NCR                                                    221(b)           8,699
Netcentives                                             83(b)              12
Netegrity                                               99(b)           2,571
NetIQ                                                  321(b)          10,590
Netopia                                                 48(b)             159
Netpliance                                             200(b)              86
NetRatings                                             157(b)           2,080
NetScout Systems                                        88(b)             521
Network Access Solutions                               154(b)              31
Network Appliance                                      658(b)           8,212
NetZero                                                160(b)              96
Nuace Communications                                    82(b)           1,099
NVIDIA                                                 149(b)          12,054
Open Market                                            152(b)             164
Openwave Systems                                       341(b)           8,716
Organic                                                183(b)              46
OTG Software                                            70(b)             418
Palm                                                 1,190(b)           6,390
Paradyne Networks                                       69(b)             171
Pegasus Solutions                                       75(b)             668
Perot Systems Cl A                                     413(b)           6,959
Pervasive Software                                      55(b)             107
Pinnacle Systems                                       112(b)             594
Pitney Bowes                                           538             21,627
PracticeWorks                                           25(b)             233
Predictive Systems                                      76(b)             164
Primus Knowledge Solutions                              44(b)             162
Prodigy Communications Cl A                            290(b)           1,624
Profit Recovery Group Intl                             226(b)           2,604
Progress Software                                      122(b)           1,946
Pumatech                                                92(b)             187
QRS                                                     31(b)             451
Quantum-DLT & Storage Systems                          421(b)           4,084
Quest Software                                         197(b)           5,530
Rare Medium Group                                       77(b)              22
Rational Software                                      410(b)           7,019
Razorfish Cl A                                         421(b)             189
Red Hat                                                958(b)           3,794
Redback Networks                                       308(b)           1,971
Remedy                                                  69(b)           2,347
Renaissance Learning                                   121(b)           6,292
Reynolds & Reynolds Cl A                               437             10,007
Riverstone Networks                                    331(b)           4,055
Roxio                                                  108(b)           1,679
RSA Security                                           305(b)           7,469
SABRE Holdings Cl A                                    289(b)          14,207
Safeguard Scientifics                                  555(b)           2,054
Sanchez Computer Associates                             70(b)             710
SanDisk                                                363(b)           8,581
Sanmina                                                657(b)          14,290

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Computers & office equipment (cont.)
Sapient                                                588(b)          $3,675
SAVVIS Communications                                  229(b)             165
Scient                                                 110(b)              59
SCM Microsystems                                        47(b)             419
SeaChange Intl                                          78(b)           2,025
SeeBeyond Technology                                   172(b)           1,273
SERENA Software                                        128(b)           2,691
Silicon Graphics                                     1,043(b)             657
Silicon Storage Technology                             303(b)           2,848
SilverStream Software                                   62(b)             391
Solectron                                            1,341(b)          23,440
SonicWALL                                              156(b)           3,315
SpeechWorks Intl                                       311(b)           3,530
Storage Technology                                     356(b)           4,902
StorageNetworks                                         55(b)             344
Sun Microsystems                                     7,553(b)         123,037
Support.com                                            176(b)             389
Switchboard                                             90(b)             449
Sybase                                                 214(b)           3,184
Sykes Enterprises                                      246(b)           1,720
Symantec                                               164(b)           7,906
Synopsys                                               110(b)           5,693
Tanning Technology                                      63(b)             253
Tech Data                                              182(b)           6,434
Technology Solutions                                   121(b)             203
TeleTech Holdings                                      152(b)           1,216
TenFold                                                 82(b)             121
TheStreet.com                                          100(b)             115
THQ                                                     40(b)           1,986
TIBCO Software                                         410(b)           3,711
Total System Services                                  427             14,693
Transaction Systems Architects Cl A                     77(b)             862
Tumbleweed Communications                               63(b)             195
Ulticom                                                135(b)           2,283
Unisys                                                 679(b)           7,775
USinternetworking                                      420(b)             265
VA Linux Systems                                       179(b)             396
Varian                                                 115(b)           3,310
Verity                                                 191(b)           3,354
VerticalNet                                            106(b)             147
VIA NET.WORKS                                          119(b)             143
Viant                                                  217(b)             315
Visual Networks                                         76(b)             394
Vitria Technology                                      701(b)           2,503
WatchGuard Technologies                                 53(b)             567
Wave Systems Cl A                                      127(b)             403
WebEx Communications                                    90(b)           2,062
Wind River Systems                                     344(b)           4,926
Wireless Facilities                                     89(b)             718
Yahoo!                                               1,157(b)          20,386
ZixIt                                                   61(b)             522
Total                                                               2,840,258

Electronics (4.8%)
Active Power                                            60(b)             534
Advanced Energy Inds                                    54(b)           1,769
Advanced Micro Devices                                 680(b)          12,417
Agilent Technologies                                 1,059(b)          30,298
Alpha Inds                                             293(b)          11,169
Altera                                                 840(b)          25,250
American Power Conversion                              299(b)           3,992
Amkor Technology                                       578(b)          10,520
Amphenol Cl A                                          127(b)           5,268
Anadigics                                              183(b)           3,036
Analog Devices                                         824(b)          37,903
Anaren Microwave                                        78(b)           1,770
Anixter Intl                                           297(b)           8,568
Applied Materials                                    1,863(b)          85,436
Applied Micro Circuits                                 617(b)          10,575
APW                                                    173(b)           1,557
Arrow Electronics                                      149(b)           3,986
Atmel                                                1,012(b)          10,130
ATMI                                                   110(b)           2,798
Audiovox Cl A                                           81(b)             816
Avanex                                                 111(b)             773
Avnet                                                  243              5,805
AVX                                                    268              5,896
Axcelis Technologies                                   444(b)           6,291
Belden                                                  49              1,198
Broadcom Cl A                                          596(b)          26,003
Brooks Automation                                       49(b)           2,331
C&D Technologies                                       124              3,875
Cable Design Technologies                              130(b)           1,957
Cirrus Logic                                           205(b)           3,793
Conexant Systems                                       480(b)           4,565
Credence Systems                                       337(b)           6,976
Cree                                                   188(b)           4,598
CTS                                                     98              2,161
Cymer                                                   88(b)           2,505
Cypress Semiconductor                                  295(b)           8,048
DDi                                                    124(b)           2,411
Dionex                                                  44(b)           1,285
DSP Group                                               92(b)           2,226
DuPont Photomasks                                      122(b)           4,706
Electro Scientific Inds                                 82(b)           2,636

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Electronics (cont.)
EMCOR                                                  224(b)          $5,331
ESS Technology                                         157(b)           2,184
Exar                                                   138(b)           3,319
Foundry Networks                                       600(b)          12,636
GenRad                                                 118(b)             478
GlobeSpan                                              360(b)           5,760
Harman Intl Inds                                       100              3,700
Harris                                                 124              3,722
Helix Technology                                        55              1,454
Integrated Circuit Systems                             236(b)           4,555
Integrated Device Technology                           177(b)           6,522
Integrated Electrical Services                          41(b)             353
Intel                                               15,596            464,916
Intl Rectifier                                         115(b)           4,294
Jabil Circuit                                          413(b)          13,423
KEMET                                                  485(b)           9,390
KLA-Tencor                                             404(b)          21,974
Kopin                                                  122(b)           1,902
Kulicke & Soffa Inds                                   158(b)           2,672
Lam Research                                           271(b)           7,585
Lattice Semiconductor                                  499(b)          12,076
Linear Technology                                      728             31,726
LSI Logic                                              838(b)          18,252
LTX                                                    129(b)           2,672
Maxim Integrated Products                              782(b)          36,105
MEMC Electronic Materials                              164(b)             950
Methode Electronics Cl A                               114              1,023
Micrel                                                 128(b)           4,311
Microchip Technology                                   286(b)          10,382
Micron Electronics                                     505(b)             581
Micron Technology                                    1,383(b)          58,085
MIPS Technologies Cl A                                 173(b)           2,510
MKS Instruments                                        100(b)           2,559
Molecular Devices                                      114(b)           2,370
Molex                                                  413             14,207
MRV Communications                                     424(b)           2,934
Natl Semiconductor                                     402(b)          12,884
Newport                                                260              5,967
Novellus Systems                                       293(b)          14,934
Oak Technology                                         216(b)           1,942
ON Semiconductor                                       233(b)             790
PerkinElmer                                            208              6,552
Photronics                                             151(b)           3,156
Pixelworks                                              79(b)           1,635
Plexus                                                 136(b)           4,870
Power Integrations                                      80(b)           1,732
Power-One                                              424(b)           6,572
PRI Automation                                          56(b)             876
QLogic                                                 189(b)           7,259
Rambus                                                 504(b)           3,951
Rudolph Technologies                                   123(b)           5,105
SCI Systems                                            341(b)           9,957
Semtech                                                184(b)           6,817
Sensormatic Electronics                                428(b)           6,304
Silicon Image                                          122(b)             494
Siliconix                                              173(b)           4,882
SLI                                                    155                876
SONICblue                                              185(b)             477
Spectra-Physics                                         56(b)           1,110
Symbol Technologies                                    462              5,733
Technitrol                                             118              2,929
Tektronix                                              146(b)           3,313
Teradyne                                               365(b)          12,403
Texas Instruments                                    3,977            137,206
Thomas & Betts                                         178              3,694
Three-Five Systems                                      73(b)           1,601
Transmeta                                              726(b)           1,757
TranSwitch                                             410(b)           3,378
Trimble Navigation                                     351(b)           6,669
TriQuint Semiconductor                                 299(b)           6,776
Varian Medical Systems                                  94(b)           6,721
Varian Semiconductor Equipment Associates               92(b)           3,235
Veeco Instruments                                      121(b)           4,471
Viasystems Group                                       377(b)           1,074
Vicor                                                  238(b)           4,672
Virata                                                  68(b)             828
Vishay Intertechnology                                 198(b)           4,762
Vitesse Semiconductor                                  378(b)           7,447
Waters                                                 269(b)           7,936
Xilinx                                                 771(b)          30,840
Total                                                               1,511,331

Energy (4.3%)
Amerada Hess                                           192             14,838
Anadarko Petroleum                                     562             31,922
Apache                                                 257             13,351
Arch Coal                                              201              3,761
Ashland                                                112              4,409
Atmos Energy                                            84              1,697
Aviva Petroleum                                     59,800(b)           4,216
Barrett Resources                                       92(b)           5,419
Brown (Tom)                                            241(b)           5,835
Buckeye Partners LP                                    204              7,540
Burlington Resources                                   454             19,636
Cabot Oil & Gas Cl A                                   119              2,987

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Energy (cont.)
Chesapeake Energy                                      547(b)          $3,534
Chevron                                              1,488            135,987
Conoco Cl B                                          1,431             44,361
CONSOL Energy                                          247              5,995
Devon Energy                                           279             15,125
EOG Resources                                          239              8,449
Exxon Mobil                                         16,001            668,201
FirstEnergy                                            482             14,624
Forest Oil                                             190(b)           5,130
FuelCell Energy                                        118(b)           1,896
Grant Prideco                                          289(b)           3,922
Houston Exploration                                     98(b)           3,260
HS Resources                                            97(b)           6,218
Kerr-McGee                                             199             12,573
Mirant                                                 755(b)          23,352
Mitchell Energy & Development Cl A                     185              8,621
Murphy Oil                                              70              5,359
Newfield Exploration                                   113(b)           3,773
Noble Affiliates                                       204              7,399
Occidental Petroleum                                   777             21,476
Pennzoil-Quaker State                                  595              6,676
Phillips Petroleum                                     593             33,854
Pogo Producing                                         296              7,329
Rayovac                                                 90(b)           1,878
Stone Energy                                            78(b)           3,553
Sunoco                                                 141              4,876
Swift Energy                                            90(b)           2,811
Texaco                                               1,262             87,393
Tosco                                                  316             14,125
Ultramar Diamond Shamrock                              197              9,308
Unocal                                                 512             18,319
USEC                                                   212              1,802
USX-Marathon Group                                     657             19,493
Valero Energy                                          106              3,742
Vintage Petroleum                                      458              8,496
XTO Energy                                             396              5,952
Total                                                               1,344,473

Energy equipment & services (1.1%)
Baker Hughes                                           697             24,799
BJ Services                                            350(b)           8,827
Cooper Cameron                                          83(b)           4,226
Diamond Offshore Drilling                              293              8,597
Dril-Quip                                               75(b)           1,363
Ensco Intl                                             303              6,269
Enterprise Products Partners LP                        167              7,139
Global Inds                                            443(b)           4,510
Global Marine                                          384(b)           6,636
Grey Wolf                                              901(b)           2,811
Halliburton                                            939             32,874
Hanover Compressor                                     234(b)           7,832
Helmerich & Payne                                      191              5,952
Jacobs Engineering Group                               149(b)           8,725
Lone Star Technologies                                  99(b)           2,228
Louis Dreyfus Natural Gas                              250(b)           8,155
Marine Drilling                                        225(b)           3,465
McDermott Intl                                         110(b)           1,214
Nabors Inds                                            319(b)           9,347
Natl-Oilwell                                           151(b)           2,869
Newpark Resources                                      330(b)           2,930
Noble Drilling                                         291(b)           8,931
Patterson-UTI Energy                                   381(b)           6,751
Pioneer Natural Resources                              332(b)           5,641
Pride Intl                                             326(b)           5,060
Rowan Companies                                        206(b)           3,963
Santa Fe Intl                                          349             10,435
Schlumberger                                         1,313             70,573
SEACOR SMIT                                             66(b)           2,950
Smith Intl                                              77(b)           4,189
Spinnaker Exploration                                  130(b)           5,239
Tidewater                                              150              5,286
Transocean Sedco Forex                                 673             21,731
Varco Intl                                             404(b)           6,480
Weatherford Intl                                       239(b)          10,074
Total                                                                 328,071

Financial services (6.1%)
Advanta Cl A                                           114              1,550
Affiliated Managers Group                               82(b)           5,555
Alliance Capital Management Holding LP                 167              8,684
Allmerica Financial                                     84              4,507
American Express                                     3,068            123,732
AmeriCredit                                            146(b)           8,978
AmeriTrade Holding Cl A                                931(b)           5,996
Bear Stearns Companies                                 244             14,189
BOK Financial                                          340             10,390
Capital One Financial                                  477             30,657
Catellus Development                                   268(b)           4,904
Chemical Financial                                      66              1,748
Citigroup                                           11,662            585,548
Corrections Corp of America                             33                415
Countrywide Credit Inds                                248             10,741
Delphi Financial Group Cl A                             68              2,594
Doral Financial                                        154              5,707

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
56 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Financial services (cont.)
E*TRADE Group                                          678(b)          $4,393
Eaton Vance                                            130              4,438
Edwards (AG)                                           146              6,388
Fannie Mae                                           2,292            190,808
Federated Investors Cl B                               196              5,925
Forest City Enterprises Cl A                            89              4,566
Franklin Resources                                     589             25,409
Freddie Mac                                          1,571            107,519
Goldman Sachs Group                                    282             23,451
H&R Block                                              206             14,702
Heller Financial                                       148              7,834
Household Intl                                       1,049             69,538
IndyMac Bancorp                                        143(b)           3,717
Investment Technology Group                             91(b)           4,777
Jefferies Group                                        101              3,581
Jones Lang LaSalle                                      46(b)             660
Kansas City Southern Inds                              121(b)           1,807
Knight Trading Group                                   551(b)           5,995
LaBranche                                              211(b)           6,108
Legg Mason                                              88              4,236
Lehman Brothers Holdings                               557             40,104
LNR Property                                           108              3,645
MarketWatch.com                                         40(b)             107
MBNA                                                 1,898             67,189
Merrill Lynch                                        1,923            104,304
MessageMedia                                           163(b)              77
Metris Companies                                       167              5,795
MGIC Investment                                        224             16,809
Morgan Stanley, Dean Witter, Discover & Co           2,549            152,481
Neuberger Berman                                       124              8,524
Paychex                                                866             34,034
Providian Financial                                    602             29,721
Radian Group                                           234              9,365
Raymond James Financial                                115              3,439
Schwab (Charles)                                     3,082             46,199
Security Capital Group Cl B                            437(b)           9,002
SEI Investments                                        245             11,740
Spectrasite Holdings                                   646(b)           3,547
St. Joe                                                211              6,214
Student Loan                                            50              3,801
T Rowe Price Group                                     274             10,401
W.P. Carey LLC                                         118              2,419
Waddell & Reed Financial Cl A                          185              5,698
Wilmington Trust                                       107              7,053
Wit Soundview Group                                  3,103(b)           5,958
Total                                                               1,909,373

Food (1.5%)
Archer-Daniels-Midland                               1,332             17,835
Campbell Soup                                          887             24,268
ConAgra Foods                                        1,123             24,133
Corn Products Intl                                      66              1,960
Dean Foods                                              94              3,939
Del Monte Foods                                        139(b)           1,250
Delta & Pine Land                                       75              1,475
Dole Food                                              391              8,813
Dreyer's Grand Ice Cream                               114              3,138
Earthgrains                                            154              6,189
Fleming Companies                                      223              7,899
Flowers Foods                                           77(b)           2,797
Fresh Del Monte Produce                                209(b)           2,498
General Mills                                          601             26,432
Hain Celestial Group                                    50(b)           1,233
Heinz (HJ)                                             809             34,957
Hershey Foods                                          288             17,384
Hormel Foods                                           226              5,718
IBP                                                    446             12,020
Interstate Bakeries                                    211              4,726
Kellogg                                                854             25,680
Kraft Foods Cl A                                       641(b)          19,839
McCormick                                              111              4,739
Newhall Land & Farming LP                               85              2,520
Quaker Oats                                            279             24,552
Ralcorp Holdings                                       110(b)           1,936
Ralston Purina                                         647             20,775
Sara Lee                                             1,832             36,951
Sensient Technologies                                  384              7,872
Smithfield Foods                                       145(b)           6,380
Smucker (JM)                                           101              2,742
Suiza Foods                                            146(b)           8,043
SUPERVALU                                              307              6,438
Sysco                                                1,528             41,011
Tootsie Roll Inds                                      231              8,977
Tyson Foods Cl A                                       357              3,677
Wrigley (Wm) Jr                                        478             23,862
Total                                                                 454,658

Furniture & appliances (0.3%)
Black & Decker                                         135              5,766
Briggs & Stratton                                       36              1,494
Ethan Allen Interiors                                  180              6,752
Furniture Brands Intl                                  372(b)          10,714
HON Inds                                               358              9,226
Kimball Intl Cl B                                      125              1,939
La-Z-Boy                                               225              4,507
Leggett & Platt                                        450             10,786

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Furniture & appliances (cont.)
Maytag                                                 136             $4,560
Miller (Herman)                                        150              3,786
Mohawk Inds                                            216(b)           9,504
Stanley Works                                          138              6,015
Whirlpool                                              117              8,253
Total                                                                  83,302

Health care (11.4%)
Abbott Laboratories                                  3,548            190,137
Aclara Biosciences                                      80(b)             584
Affymetrix                                             268(b)           6,689
Albany Molecular Research                              211(b)           6,560
Alexion Pharmaceuticals                                 69(b)           1,277
Alkermes                                               188(b)           5,358
Allergan                                               277             20,855
Alpharma Cl A                                          344              9,704
American Home Products                               3,011            181,593
Amgen                                                2,390(b)         149,877
Andrx Group                                            145(b)           9,844
Apogent Technologies                                   161(b)           3,872
Applera-Applied Biosystem Group                        439             12,380
Arrow Intl                                              76              2,807
ArthoCare                                               74(b)           2,226
Bard (CR)                                               80              4,732
Barr Laboratories                                      105(b)           9,017
Bausch & Lomb                                          267              9,142
Baxter Intl                                          1,357             67,579
Beckman Coulter                                        196              9,008
Becton, Dickinson & Co                                 533             18,420
Bio-Technology General                                 208(b)           2,047
Biogen                                                 312(b)          17,687
Biomet                                                 374             18,158
Boston Scientific                                      880(b)          15,849
Bristol-Myers Squibb                                 4,507            266,544
Caliper Technologies                                    61(b)           1,003
Carter-Wallace                                         382              7,648
Celgene                                                189(b)           4,948
Cell Pathways                                          111(b)             677
Cell Therapeutics                                      296(b)           9,046
Cephalon                                               133(b)           8,499
Cerus                                                   87(b)           5,298
Chiron                                                 385(b)          16,517
CIMA Labs                                               81(b)           5,221
Coherent                                                63(b)           2,330
Conmed                                                  78(b)           2,417
COR Therapeutics                                       126(b)           3,345
Corixa                                                  78(b)             903
Cubist Pharmaceuticals                                 270(b)           9,690
CV Therapeutics                                         88(b)           3,952
Cybear Group                                             4(b)               5
CYTOGEN                                                242(b)             992
Datascope                                               52              2,198
DENTSPLY Intl                                          143              6,335
Diagnostic Products                                    162              6,558
Diversa                                                 12(b)             169
Endo Pharmaceuticals Holdings                          589(b)           5,890
Enzo Biochem                                            84(b)           2,114
Enzon                                                   70(b)           4,498
Forest Laboratories                                    409(b)          32,127
Genentech                                              354(b)          14,974
Genzyme-General Division                               422(b)          23,632
Gilead Sciences                                        210(b)          10,771
Guidant                                                646(b)          20,594
Haemonetics                                            108(b)           3,619
Human Genome Sciences                                  254(b)          12,898
ICN Pharmaceuticals                                    165              5,074
ICOS                                                    91(b)           5,583
IDEC Pharmaceuticals                                   300(b)          16,194
IDEXX Laboratories                                     136(b)           3,320
IGEN Intl                                               77(b)           2,245
ImClone Systems                                        172(b)           7,372
Immunex                                              1,132(b)          17,455
Immunomedics                                           166(b)           2,487
Incyte Genomics                                        333(b)           6,270
Inhale Therapeutic Systems                             146(b)           2,264
InterMune                                              133(b)           5,554
Invacare                                               139              4,975
Inverness Medical Technology                           170(b)           6,314
Invitrogen                                              76(b)           4,866
IVAX                                                   417(b)          14,178
Johnson & Johnson                                    7,022            379,889
King Pharmaceuticals                                   466(b)          21,063
Laboratory Corp America Holdings                       160(b)          14,394
Lexicon Genetics                                       113(b)           1,038
Lilly (Eli)                                          2,606            206,604
Maxim Pharmaceuticals                                  134(b)             756
Maxygen                                                 69(b)           1,083
Medarex                                                418(b)           8,899
Medicis Pharmaceutical Cl A                             87(b)           4,193
MedImmune                                              442(b)          17,026
Medtronic                                            2,803            134,628
Mentor                                                  84              2,481
Merck & Co                                           5,318            361,518
Millennium Pharmaceuticals                             418(b)          13,075
MiniMed                                                146(b)           6,961
Mylan Laboratories                                     201              6,784

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Health care (cont.)
Myriad Genetics                                         78(b)          $3,578
Nanogen                                                 75(b)             460
Neurocrine Biosciences                                 178(b)           6,016
NPS Pharmaceuticals                                    100(b)           3,140
Packard BioScience                                     295(b)           2,841
Pfizer                                              14,640            603,460
Pharmaceutical Resources                               158(b)           6,257
Pharmacia                                            2,980            132,968
Pharmacopeia                                            63(b)           1,011
Pharmacyclics                                           57(b)           1,582
Priority Healthcare Cl B                               162(b)           3,880
Protein Design Labs                                     98(b)           5,459
Quest Diagnostics                                      215(b)          14,857
Regeneron Pharmaceuticals                              210(b)           5,643
ResMed                                                 146(b)           7,694
SangStat Medical                                        83(b)           1,272
Schering-Plough                                      3,352            130,896
Scios                                                  259(b)           5,848
Sepracor                                               125(b)           5,508
Sequenom                                                61(b)             617
SICOR                                                  444(b)          11,056
St. Jude Medical                                       186(b)          13,020
STERIS                                                 233(b)           5,012
Stryker                                                412             24,712
SuperGen                                                82(b)             996
Tanox                                                  122(b)           1,554
Techne                                                 124(b)           3,632
Transkaryotic Therapies                                 44(b)           1,271
Triangle Pharmaceuticals                               121(b)             486
United Therapeutics                                     36(b)             440
Vertex Pharmaceuticals                                 177(b)           7,071
VISX                                                   248(b)           3,943
Watson Pharmaceuticals                                 223(b)          14,685
Total                                                               3,586,222

Health care services (2.0%)
Abgenix                                                136(b)           3,955
Accredo Health                                          26(b)             789
AdvancePCS                                             165(b)          10,247
Aetna                                                  297(b)           8,378
Allscripts Healthcare Solutions                        105(b)             674
AmeriSource Health Cl A                                152(b)           8,837
Applera-Celera Genomics Group                          259(b)           7,933
Apria Healthcare Group                                 158(b)           3,753
Bergen Brunswig Cl A                                   329              6,952
Beverly Enterprises                                    516(b)           5,392
BioMarin Pharmaceutical                                125(b)           1,481
Cardinal Health                                      1,021             75,175
Caremark Rx                                            598(b)          10,513
Cerner                                                 119(b)           6,704
Charles River Laboratories Intl                        171(b)           5,181
Community Health Systems                               225(b)           7,200
Covance                                                206(b)           4,934
Coventry Health Care                                   256(b)           5,891
Cytyc                                                  396(b)           9,876
DaVita                                                 359(b)           7,697
Eclipsys                                               132(b)           3,507
Exelixis                                               126(b)           2,126
Express Scripts Cl A                                   179(b)          10,445
First Health Group                                     262(b)           6,967
Gene Logic                                              68(b)           1,294
Gentiva Health Services                                 48(b)             911
HCA                                                  1,247             57,299
Health Management Associates Cl A                      561(b)          11,085
Health Net                                             376(b)           6,900
HEALTHSOUTH                                            844(b)          14,432
Hillenbrand Inds                                       103              5,830
Humana                                                 420(b)           4,683
Hyseq                                                   38(b)             406
IMS Health                                             626             16,088
LifePoint Hospitals                                    142(b)           6,079
Lincare Holdings                                       288(b)           9,461
Manor Care                                             248(b)           7,986
McKesson HBOC                                          598             24,787
MedicaLogic/Medscape                                   126(b)              84
Mid Atlantic Medical Services                          312(b)           6,552
Neoforma.com                                           100(b)              81
Omnicare                                               278              7,025
Orichid Bioscience                                     133(b)             666
Orthodontic Centers of America                         196(b)           5,841
OSI Pharmaceuticals                                     94(b)           4,071
Oxford Health Plans                                    190(b)           5,510
PacifiCare Health Systems                              216(b)           2,672
Patterson Dental                                       167(b)           5,795
Pharmaceutical Product Development                     294(b)          10,411
PRAECIS Pharmaceuticals                                135(b)           1,478
Province Healthcare                                    172(b)           6,278
PSS World Medical                                      296(b)           1,954
Quintiles Transnational                                267(b)           4,969
Renal Care Group                                       353(b)          10,414
Schein (Henry)                                         204(b)           7,548
Service Corp Intl                                    1,466(b)          11,581
Stewart Enterprises Cl A                               398              2,965
Tenet Healthcare                                       743(b)          41,244

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
59 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Health care services (cont.)
Triad Hospitals                                        351(b)         $11,906
Trigon Healthcare                                      103(b)           7,053
UnitedHealth Group                                     727             49,014
Universal Health Services Cl B                         164(b)           8,118
US Oncology                                            640(b)           5,178
Wellpoint Health Networks                              132(b)          14,119
XOMA                                                   364(b)           4,386
Total                                                                 618,761

Household products (1.8%)
Alberto-Culver Cl B                                    171              7,418
Avon Products                                          500             23,195
Boyds Collection                                       158(b)           1,814
Church & Dwight                                        241              6,114
Clorox                                                 494             18,466
Colgate-Palmolive                                    1,275             69,105
Dial                                                   359              5,819
Energizer Holdings                                     241(b)           4,519
Estee Lauder Cl A                                      271             10,718
Gillette                                             2,446             68,170
Intl Flavors/Fragrances                                165              4,806
Kimberly-Clark                                       1,189             72,303
Libbey                                                  70              2,405
Newell Rubbermaid                                      579             12,553
Nu Skin Enterprises Cl A                                37(b)             257
Playtex Products                                       523(b)           5,225
Procter & Gamble                                     2,967            210,717
Scotts Cl A                                            204(b)           8,150
ServiceMaster                                          485              5,907
Tupperware                                             387              9,087
Valence Technology                                     164(b)             982
Viad                                                   151              3,696
Water Pik Technologies                                  14(b)             131
Yankee Candle                                          437(b)           7,451
Total                                                                 559,008

Industrial equipment & services (0.9%)
AGCO                                                   173              1,784
AMETEK                                                 107              3,346
Astec Inds                                              78(b)           1,424
Asyst Technologies                                      64(b)             966
Blyth Inds                                             383              8,794
Caterpillar                                            796             43,860
Cintas                                                 353             17,710
Cooper Inds                                            147              6,102
Covanta Energy                                         213(b)           3,480
Deere & Co                                             494             20,723
Donaldson                                              197              6,068
Fastenal                                                73              4,782
FEI                                                     59(b)           2,241
Flowserve                                              127(b)           3,124
Frontline Capital Group                                103(b)             149
G & K Services Cl A                                     49              1,340
Graco                                                   91              3,076
Harsco                                                 196              5,990
IDEX                                                    75              2,428
Illinois Tool Works                                    683             43,029
Ingersoll-Rand                                         339             14,808
JLG Inds                                               146              1,650
Kaydon                                                  80              2,000
Kennametal                                              72              2,779
Lincoln Electric Holdings                               97              2,320
Manitowoc                                               66              1,834
Milacron                                               113              2,068
Minerals Technologies                                   43              1,826
Modine Mfg                                              86              2,523
NACCO Inds Cl A                                         31              2,141
Nordson                                                 88              2,191
Parker-Hannifin                                        253             11,309
Regal Beloit                                            97              1,872
Roper Inds                                             217              8,213
Tecumseh Products Cl A                                  45              2,181
Teleflex                                               212             10,102
Terex                                                   67(b)           1,463
Thermo Electron                                        418(b)           9,530
Timken                                                 114              1,900
Toro                                                    54              2,546
Trinity Inds                                            71              1,634
UCAR Intl                                               93(b)           1,032
UNOVA                                                  157(b)             896
Wabtec                                                 121              1,755
WESCO Intl                                             146(b)           1,226
Total                                                                 272,215

Insurance (4.8%)
AFLAC                                                1,118             33,070
Alfa                                                   440             10,608
Alleghany                                               27              5,829
Allstate                                             1,629             56,950
Ambac Financial Group                                  229             13,177
American General                                     1,137             52,586
American Intl Group                                  5,406            450,049
American Natl Insurance                                 78              6,262
AmerUs Group                                           140              4,515
Aon                                                    537             19,037
Berkley (WR)                                            90              3,771

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
60 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Insurance (cont.)
Berkshire Hathaway Cl A                                  3(b)        $207,599
Berkshire Hathaway Cl B                                 13(b)          29,848
Brown & Brown                                          120              5,802
Chubb                                                  368             25,823
CIGNA                                                  336             33,704
Cincinnati Financial                                   339             13,357
CNA Financial                                          386(b)          14,958
Commerce Group                                         162              5,968
Conseco                                                594(b)           8,672
Crawford Cl B                                          167              2,171
Erie Indemnity Cl A                                    336             12,096
Fidelity Natl Financial                                409             10,487
First American                                         508              9,017
Gallagher (Arthur J)                                   156              4,290
Great American Financial Resources                     410              7,462
Hartford Financial Services Group                      526             34,826
HCC Insurance Holdings                                 398              9,134
Hooper Holmes                                          154                884
Horace Mann Educators                                  372              7,678
Jefferson-Pilot                                        325             15,441
John Hancock Financial Services                        664             26,573
Leucadia Natl                                          303              9,896
Liberty                                                 44              1,753
Liberty Financial Companies                             97              3,170
Lincoln Natl                                           402             20,514
Loews                                                  416             23,612
Markel                                                  20(b)           4,048
Marsh & McLennan                                       631             63,352
MBIA                                                   310             17,410
Mercury General                                        129              5,070
MetLife                                              1,728             51,235
MONY Group                                             141              5,570
Nationwide Financial Services Cl A                     203              8,930
Odyssey Re Holdings                                    395(b)           6,261
Ohio Casualty                                          131              1,808
Old Republic Intl                                      253              6,705
PMI Group                                               87              6,003
ProAssurance                                            84(b)           1,386
Progressive Corp                                       154             20,761
Protective Life                                        192              6,374
Reinsurance Group of America                           142              5,549
SAFECO                                                 204              6,471
St. Paul Companies                                     470             20,610
StanCorp Financial Group                                93              4,101
Torchmark                                              287             11,913
Transatlantic Holdings                                 120              9,282
UICI                                                    86(b)           1,139
Unitrin                                                113              4,238
UnumProvident                                          507             14,465
White Mountains Insurance Group                         16              5,760
Total                                                               1,489,030

Leisure time & entertainment (1.7%)
ANC Rental                                              91(b)             355
Anchor Gaming                                           68(b)           3,535
Aztar                                                  184(b)           2,745
Bally Total Fitness Holdings                           148(b)           3,759
Boyd Gaming                                            110(b)             662
Brunswick                                              186              4,062
Callaway Golf                                          241              3,752
Carnival                                             1,356             45,290
Cedar Fair LP                                          198              4,336
Disney (Walt)                                        4,788            126,165
Dover Downs Entertainment                              139              2,009
Gaylord Entertainment                                  149(b)           4,060
GTECH Holdings                                          96(b)           3,077
Handleman                                              142(b)           2,130
Harley-Davidson                                        701             36,179
Harrah's Entertainment                                 199(b)           5,695
Hasbro                                                 303              4,878
Intl Game Technology                                   140(b)           7,277
Intl Speedway Cl A                                      82              3,337
Mandalay Resort Group                                  391(b)           9,873
Mattel                                                 898             16,074
Metro-Goldwyn-Mayer                                    493(b)           9,860
Pinnacle Entertainment                                 118(b)             856
Polaris Inds                                           166              8,114
Royal Caribbean Cruises                                392              9,263
Six Flags                                              252(b)           4,304
Speedway Motorsports                                   318(b)           8,414
SportsLine.com                                          77(b)             123
Station Casinos                                        508(b)           7,310
Vail Resorts                                            98(b)           1,955
Viacom Cl B                                          4,078(b)         203,085
Total                                                                 542,534

Media (2.6%)
4 Kids Entertainment                                    34(b)             870
ACTV                                                   131(b)             300
Adelphia Communications Cl A                           288(b)          10,627
American Greetings Cl A                                189              2,088
Banta                                                   85              2,364
Belo (AH) Cl A                                         184              3,485
BHC Communications Cl A                                 35              4,689

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Media (cont.)
Cablevision Systems Cl A                               277(b)         $15,587
Catalina Marketing                                     282(b)           9,692
Charter Communications Cl A                            528(b)          11,373
Chris-Craft Inds                                        53(b)           3,694
Clear Channel Communications                         1,362(b)          79,813
Comcast Special Cl A                                 2,165(b)          82,334
Cox Communications Cl A                              1,294(b)          52,963
Cox Radio Cl A                                         337(b)           8,257
Deluxe                                                 366             11,544
Donnelley (RH)                                         109(b)           3,379
Donnelley (RR) & Sons                                  198              5,883
DoubleClick                                            706(b)           8,013
Dow Jones                                              191             10,872
Dun & Bradstreet                                       378(b)          10,463
Emmis Communications Cl A                              294(b)           8,902
Entercom Communications Cl A                           108(b)           5,259
Fox Entertainment Group Cl A                           404(b)          11,009
Gannett                                                606             40,620
Gartner Group Cl B                                     468(b)           4,867
Getty Images                                           330(b)           6,019
Grey Global Group                                        5              2,970
Harland (John H)                                       105              2,242
Harte-Hanks                                            341              8,037
Hearst-Argyle Television Cl A                          253(b)           5,414
Hispanic Broadcasting                                  160(b)           3,760
Hollinger Intl Cl A                                    585              8,494
Houghton Mifflin                                       112              6,716
Insight Communications                                 254(b)           6,568
Interpublic Group of Companies                         923             25,263
Journal Register                                       147(b)           2,573
Key3Media Group                                        581(b)           5,229
Knight-Ridder                                          126              7,760
Lamar Advertising                                      186(b)           8,180
Lee Enterprises                                        258              8,705
Macrovision                                             86(b)           4,156
McClatchy Cl A                                         152              6,506
McGraw-Hill Companies                                  410             25,162
Media General Cl A                                     179              8,590
Mediacom Communications                                324(b)           5,670
Meredith                                               151              5,416
Moody's                                                356             11,841
New York Times Cl A                                    352             16,298
Omnicom Group                                          424             37,045
On Command                                             113(b)             544
Paxson Communications Cl A                             168(b)           1,934
Pegasus Communications                                 337(b)           4,368
Pixar                                                  223(b)           9,310
Playboy Enterprises Cl B                                86(b)           1,286
Price Communications                                   311(b)           6,065
PRIMEDIA                                               764(b)           4,699
Radio One Cl A                                          44                804
Reader's Digest Assn Cl A                              167              3,742
Scholastic                                             253(b)           9,401
Scripps (EW) Cl A                                      172             12,009
Sinclair Broadcast Group Cl A                          190(b)           1,864
Sirius Satellite Radio                                 274(b)           2,206
TMP Worldwide                                          239(b)          11,960
Tribune                                                673             27,768
United Television                                       56              6,874
UnitedGlobalCom Cl A                                   489(b)           3,296
Univision Communications Cl A                          434(b)          16,570
USA Networks                                           629(b)          17,618
Valassis Communications                                261(b)           8,730
ValueVision Intl Cl A                                   71(b)           1,282
Washington Post Cl B                                    21             12,275
Westwood One                                           166(b)           4,671
Wiley (John) & Sons Cl A                               262              5,345
Wink Communications                                     90(b)             214
Young Broadcasting Cl A                                 42(b)           1,218
Zomax                                                  114(b)             641
Total                                                                 814,255

Metals (0.6%)
AK Steel Holdings                                      257              3,369
Alcoa                                                1,927             75,597
Allegheny Technologies                                 464              8,844
Avery Dennison                                         235             12,046
Bethlehem Steel                                        317(b)             644
Carpenter Technology                                    86              2,360
Cleveland-Cliffs                                         8                134
Commercial Metals                                       31                980
FreeMarkets                                            182(b)           3,625
Freeport-McMoRan Copper & Gold Cl B                    394(b)           4,239
Homestake Mining                                     1,573             12,270
Kaiser Aluminum                                        286(b)           1,010
LTV                                                    471                 82
Mueller Inds                                           200(b)           6,690
Newmont Mining                                         420              7,854
Nucor                                                  171              8,189
Phelps Dodge                                           170              6,868
Pittston Brink's Group                                 369              8,136
Reliance Steel & Aluminum                               99              2,465
Ryerson Tull                                            89              1,140
Shaw Group                                             166(b)           5,395
Steel Dynamics                                         134(b)           1,702

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
62 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Metals (cont.)
Stillwater Mining                                      188(b)          $4,850
USX-U.S. Steel Group                                   137              2,699
Worthington Inds                                       255              3,585
Total                                                                 184,773

Miscellaneous (1.6%)
24/7 Media                                              49(b)              10
ABM Inds                                                80              2,924
AGENCY.COM                                              96(b)             311
Agere Systems Cl A                                   1,315(b)           7,272
Alaska Communications Systems Holdings                 748(b)           5,685
ArvinMeritor                                           198              4,257
Blue Martini Software                                  378(b)             571
CacheFlow                                              159(b)             533
Capstone Turbine                                       413(b)           4,799
Champion Enterprises                                   246(b)           2,681
Choice One Communications                              112(b)             666
Click Commerce                                         130(b)             774
Convergys                                              324(b)          10,092
Corporate Executive Board                              102(b)           4,240
Cosine Communications                                  298(b)             328
Crossroads Systems                                     132(b)             350
Cumulus Media Cl A                                      68(b)             814
CuraGen                                                216(b)           4,897
Digex                                                   39(b)             225
DigitalThink                                            70(b)           1,015
Dobson Communications Cl A                             311(b)           4,883
Edwards Lifesciences                                   356(b)           8,822
eLoyalty                                               121(b)              54
Federal Signal                                         104              2,194
FirePond                                                53(b)              35
Fluor                                                  118              4,665
Galileo Intl                                           267              8,875
Illumina                                               128(b)           1,466
Inet Technologies                                      169(b)           1,560
Interdigital Communications                            228(b)           2,725
Internap Network Services                              639(b)           1,208
Intersil                                               130(b)           4,511
InterTrust Technologies                                360(b)             371
Intraware                                               67(b)              71
JNI                                                    168(b)           1,532
Key Energy Services                                    586(b)           5,450
Kosan Biosciences                                      703(b)           6,334
Lante                                                   84(b)              78
Marimba                                                 65(b)             197
McDATA Cl A                                            532(b)           9,655
MCK Communications                                       4(b)               7
Mediaplex                                              105(b)              99
NaviSite                                               279(b)             209
Nextel Partners Cl A                                   282(b)           4,191
Numerical Technologies                                 159(b)           4,229
Oplink Communications                                  362(b)             702
Optical Cable                                          138(b)           1,283
Orion Power Holdings                                   318(b)           6,583
Packeteer                                               63(b)             567
Philadelphia Suburban                                  414             10,573
PolyOne                                                838              8,816
Retek                                                  262(b)           8,405
Standard & Poor's Depositary Receipts                2,266            274,752
StarMedia Network                                      150(b)             101
Stilwell Financial                                     473             14,028
Sybron Dental Specialties                              340(b)           6,800
Tenneco Automotive                                      53                257
Terayon Communication Systems                           98(b)             639
Titan Pharmaceuticals                                  123(b)           1,415
TiVo                                                    68(b)             451
Trimeris                                                77(b)           3,087
Triton PCS Holdings Cl A                               135(b)           5,225
Tularik                                                322(b)           7,631
Vicinity                                               103(b)             178
ViroPharma                                              41(b)           1,128
West Pharmaceutical Services                            54              1,447
WorldGate Communications                                87(b)             329
XCare.net                                              458(b)           5,519
Total                                                                 485,781

Multi-industry conglomerates (4.8%)
Actuant                                                 35(b)             613
Apollo Group Cl A                                      267(b)          11,625
Arbitron                                                45(b)           1,184
Baldor Electric                                        107              2,357
Brady Cl A                                              66              2,274
CDI                                                     71(b)           1,260
Cendant                                              1,951(b)          39,703
Century Business Services                              188(b)             690
ChoicePoint                                            163(b)           6,655
Corinthian Colleges                                    154(b)           7,147
Crane                                                  261              7,974
Danaher                                                299             16,920
DeVry                                                  164(b)           6,399
Diebold                                                215              7,418
Dover                                                  428             15,472
Eastman Kodak                                          649             28,108
Edison Schools                                         176(b)           3,212

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
63 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Multi-industry conglomerates (cont.)
Electronics for Imaging                                324(b)          $7,141
Emerson Electric                                       956             54,836
Exult                                                  410(b)           5,474
F.Y.I.                                                  60(b)           2,496
Fisher Scientific Intl                                 290(b)           7,816
General Electric                                    23,036          1,002,067
Global Payments                                        238              7,687
Grainger (WW)                                          220              9,262
HotJobs.com                                             75(b)             806
Hubbell Cl B                                           207              6,148
Imation                                                110(b)           2,671
ITT Educational Services                               110(b)           4,411
ITT Inds                                               137              6,083
Kelly Services Cl A                                     72              1,761
Korn/Ferry Intl                                         91(b)           1,402
Lancaster Colony                                       346             11,342
Mail-Well                                              153(b)             681
Manpower                                               119              3,854
MemberWorks                                             60(b)           1,304
Minnesota Mining & Mfg                                 895            100,133
Modis Professional Services                            541(b)           3,446
Monsanto                                               162              5,702
Natl Service Inds                                       64              1,448
NCO Group                                               42(b)             968
Pentair                                                197              7,039
Polaroid                                                96                114
Pre-Paid Legal Services                                 56(b)           1,087
Professional Detailing                                  39(b)           2,516
ProQuest                                                61(b)           1,893
Robert Half Intl                                       396(b)          10,316
Spherion                                               129(b)           1,042
Student Advantage                                      158(b)             308
Sylvan Learning Systems                                123(b)           3,323
Symyx Technologies                                      88(b)           2,068
Teledyne Technologies                                   42(b)             575
Textron                                                302             17,009
Triarc Companies                                       102(b)           2,672
U.S. Inds                                              140                508
Wesco Financial                                         18              5,706
Xerox                                                1,449             11,563
YORK Intl                                              265              8,777
Zebra Technologies Cl A                                137(b)           5,788
Total                                                               1,490,254

Paper & packaging (0.5%)
AptarGroup                                             262              8,646
Ball                                                    86              4,251
Bemis                                                  127              5,618
Boise Cascade                                          203              7,349
Bowater                                                 80              3,730
Caraustar Inds                                          82                816
Chesapeake                                              32                848
Crown Cork & Seal                                      190                619
Glatfelter (PH)                                        134              2,108
Greif Bros Cl A                                        144              4,680
Intl Paper                                           1,107             45,232
Longview Fibre                                          65                849
Mead                                                   159              4,725
Owens-Illinois                                         499(b)           3,204
Packaging Corp of America                              537(b)          10,606
Pactiv                                                 356(b)           5,529
Rayonier                                                90              4,163
Sealed Air                                             130(b)           5,356
Smurfit-Stone Container                                551(b)           9,593
Sonoco Products                                        260              6,716
Wausau-Mosinee Paper                                   420              5,456
Westvaco                                               156              4,196
Willamette Inds                                        239             11,878
Total                                                                 156,168

Real estate investment trust (1.2%)
AMB Property                                           135              3,375
Apartment Investment & Management                      168              7,765
Archstone Communities Trust                            217              5,536
AvalonBay Communities                                  101              4,833
Boston Properties                                      182              7,016
BRE Properties Cl A                                    275              8,349
Cabot Industrial Trust                                 105              2,205
Camden Property Trust                                  192              7,190
CarrAmerica Realty                                     130              3,881
CBL & Associates Properties                             87              2,683
CenterPoint Properties                                  61              2,882
Chateau Communities                                     79              2,323
Chelsea Property Group                                  68              3,257
Colonial Properties Trust                               80              2,380
Cousins Properties                                     317              7,960
Crescent Real Estate Equities                          186              4,488
Developers Diversified Realty                          144              2,527
Duke Realty                                            182              4,439
Equity Office Properties Trust                         873             26,206
Equity Residential Properties Trust                    277             15,705
Essex Property Trust                                    61              3,105
FelCor Lodging Trust                                   266              5,783
First Industrial Realty Trust                          277              8,698
Franchise Finance Corp of America                      375              9,638

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
64 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Real estate investment trust (cont.)
Gables Residential Trust                                83             $2,436
General Growth Properties                              105              3,792
Glenborough Realty Trust                               139              2,627
Health Care                                            103              2,534
Health Care Property Investors                         153              5,459
Healthcare Realty Trust                                110              2,875
Highwoods Properties                                   374              9,556
Home Properties of New York                             73              2,201
Host Marriott                                          375              4,744
HRPT Properties Trust                                  923              7,965
iStar Financial                                        185              5,178
JDN Realty                                             106              1,264
Kilroy Realty                                          178              4,770
Kimco Realty                                            94              4,399
Koger Equity                                           131              2,109
La Quinta Properties                                   250(b)           1,285
Liberty Property Trust                                 130              3,848
Macerich                                                99              2,386
Mack-Cali Realty                                       223              6,177
Manufactured Home Communities                           88              2,501
MeriStar Hospitality                                   309              6,644
Mid-America Apartment Communities                       87              2,240
Mills                                                   74              1,692
Nationwide Health Properties                           120              2,341
New Plan Excel Realty Trust                            579              9,293
Pacific Gulf Properties                                 98                472
Pinnacle Holdings                                      105(b)             399
Post Properties                                         89              3,338
Prentiss Properties Trust                               95              2,565
ProLogis Trust                                         399              8,459
PS Business Parks                                       88              2,534
Public Storage                                         201              5,934
Realty Income                                           89              2,552
Reckson Associates Realty                              212              4,696
Regency Centers                                        373              9,594
Rouse                                                  221              6,078
Shurgard Storage Centers Cl A                           84              2,507
Simon Property Group                                   377             10,687
SL Green Realty                                        104              3,151
Smith (Charles E) Residential Realty                    59              2,945
Starwood Hotels & Resorts Worldwide                    407             14,525
Storage USA                                             72              2,578
Summit Properties                                      108              2,819
Sun Communities                                         63              2,225
Taubman Centers                                        182              2,548
Vornado Realty Trust                                   134              5,178
Washington Real Estate Investment Trust                130              3,036
Weingarten Realty Investors                            209              9,342
Westfield America                                      521              8,289
Total                                                                 368,991

Restaurants & lodging (0.8%)
21st Century Insurance Group                           386              7,257
Applebee's Intl                                        162              4,909
Bob Evans Farms                                        130              2,402
Boca Resorts Cl A                                      199(b)           2,615
Brinker Intl                                           237(b)           5,977
CBRL Group                                             144              2,792
CEC Entertainment                                       63(b)           2,248
Cheesecake Factory (The)                               168(b)           5,107
Choice Hotels Intl                                     241(b)           5,097
Darden Restaurants                                     205              6,130
Extended Stay America                                  260(b)           3,640
Hilton Hotels                                          788              9,543
Jack in the Box                                        293(b)           8,307
Krispy Kreme Doughnuts                                 174(b)           4,907
Marriott Intl Cl A                                     506             24,161
McDonald's                                           2,921             85,117
MGM Mirage                                             271(b)           8,374
Outback Steakhouse                                     379(b)          10,881
Papa John's Intl                                        47(b)           1,137
Park Place Entertainment                               470(b)           5,034
Ruby Tuesday                                           210              3,906
Sonic                                                   96(b)           2,862
Starbucks                                              788(b)          14,216
Tricon Global Restaurants                              319(b)          14,594
Wendy's Intl                                           189              5,067
Wyndham Intl Cl A                                      727(b)           1,796
Total                                                                 248,076

Retail (6.6%)
7-Eleven                                               812(b)          10,028
99 Cents Only Stores                                   135(b)           4,487
Albertson's                                            891             29,162
Amazon.com                                             750(b)           9,368
American Eagle Outfitters                              156(b)           5,733
AnnTaylor Stores                                       228(b)           7,319
AutoNation                                             729(b)           8,347
AutoZone                                               231(b)          10,933
Barnes & Noble                                         279(b)          10,937
barnesandnoble.com Cl A                                105(b)             129
bebe stores                                            102(b)           3,246
Bed Bath & Beyond                                      595(b)          19,177

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
65 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Retail (cont.)
Best Buy                                               486(b)         $32,543
Big Lots                                               816(b)          10,714
BJ's Wholesale Club                                    115(b)           6,440
Borders Group                                          270(b)           6,229
BUY.COM                                                368(b)              66
Casey's General Stores                                 158              2,133
CDW Computer Centers                                   134(b)           5,758
Charming Shoppes                                       390(b)           2,477
Children's Place Retail Stores                          76(b)           1,904
Circuit City Stores- Circuit City Group                446              8,363
Claire's Stores                                        125              2,145
Copart                                                 361(b)          10,245
Costco Wholesale                                     1,031(b)          44,385
CVS                                                    886             31,905
Dillard's Cl A                                         429              6,366
Dollar General                                         692             13,584
Dollar Tree Stores                                     226(b)           5,883
drugstore.com                                           66(b)              77
eBay                                                   619(b)          38,731
Expedia Cl A                                           135(b)           6,495
Family Dollar Stores                                   387             11,575
Federated Dept Stores                                  438(b)          16,907
Footstar                                               140(b)           4,841
Fossil                                                  73(b)           1,460
Gap                                                  1,921             52,463
GoTo.com                                               276(b)           6,511
Great Atlantic & Pacific Tea                            67              1,113
Hanover Direct                                         889(b)             160
Haverty Furniture Companies                             78              1,123
Hollywood Entertainment                                150(b)           1,262
Home Depot                                           5,412            272,601
Intimate Brands                                      1,033             16,683
K mart                                               1,060(b)          12,264
Kohl's                                                 750(b)          42,960
Kroger                                               1,880(b)          49,557
Lands' End                                             147(b)           6,015
Limited                                                909             15,426
Linens `N Things                                       303(b)           7,787
Longs Drug Stores                                       76              1,691
Lowe's Companies                                     1,730             66,051
May Dept Stores                                        627             20,816
Men's Wearhouse                                        334(b)           8,083
Michaels Stores                                        226(b)           9,485
MP3.com                                                106(b)             524
NBTY                                                   271(b)           4,209
Neiman Marcus Group Cl A                               155(b)           5,118
Nordstrom                                              218              4,905
Office Depot                                           583(b)           7,474
OfficeMax                                              432(b)           1,663
Pacific Sunwear of California                          240(b)           5,256
Pathmark Stores                                        274(b)           6,792
Payless ShoeSource                                      76(b)           4,353
Penney (JC)                                            584             16,609
Pep Boys - Manny, Moe & Jack                             1                 14
Perrigo                                                260(b)           4,308
Pier 1 Imports                                         337              3,960
priceline.com                                        1,014(b)           8,994
PurchasePro.com                                        348(b)             251
RadioShack                                             391             11,038
Regis                                                  117              2,177
Rent-A-Center                                          112(b)           4,041
Rite Aid                                             1,124(b)           9,464
Ross Stores                                            424              9,972
Russ Berrie                                            101              2,727
Safeway                                              1,172(b)          51,756
Saks                                                   374(b)           4,095
SciQuest.com                                            82(b)              75
Sears, Roebuck                                         722             33,920
ShopKo Stores                                           78(b)             675
Sotheby's Holdings Cl A                                464(b)           8,375
Spiegel Cl A                                           833              8,388
Stamps.com                                             196(b)             463
Staples                                                986(b)          14,780
Talbots                                                116              4,988
Target                                               2,085             80,689
Tiffany                                                317             11,190
TJX Companies                                          616             20,950
Too                                                     60(b)           1,453
Toys "R" Us                                            385(b)           8,867
Trans World Entertainment                              170(b)           1,309
Tuesday Morning                                         88(b)           1,087
United Stationers                                       97(b)           3,200
Value City Dept Stores                                 129(b)             805
Venator Group                                          267(b)           4,406
Wal-Mart Stores                                     10,369            579,626
Walgreen                                             2,296             77,375
Webvan Group                                           312(b)               3
Weis Markets                                           239              7,863
Whole Foods Market                                     152(b)           5,160
Wild Oats Markets                                       75(b)             731
Williams-Sonoma                                        159(b)           6,059
Winn-Dixie Stores                                      231              5,299
Zale                                                   240(b)           8,100
Total                                                               2,047,679

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
66 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Textiles & apparel (0.4%)
Abercrombie & Fitch                                    265(b)         $10,288
Burlington Coat Factory Warehouse                        4                 61
Chico's FAS                                            130(b)           4,845
Coach                                                  300(b)          11,332
Columbia Sportswear                                    113(b)           4,389
Guess?                                                 174(b)           1,449
Jones Apparel Group                                    262(b)          10,228
Kellwood                                                96              1,985
Kenneth Cole Productions Cl A                           84(b)           1,659
Liz Claiborne                                           95              5,049
Nautica Enterprises                                    139(b)           1,918
Nike Cl B                                              568             27,009
Oakley                                                 317(b)           5,928
Polo Ralph Lauren Cl A                                 114(b)           2,793
Reebok Intl                                            224(b)           7,170
Russell                                                135              2,329
Springs Inds Cl A                                       60              2,723
Timberland Cl A                                        104(b)           3,645
Unifi                                                  175(b)           1,710
VF                                                     185              6,773
Warnaco Group                                          121                 15
WestPoint Stevens                                      100                206
Total                                                                 113,504

Transportation (0.7%)
AMERCO                                                  73(b)           1,416
Atlas Air Worldwide Holdings                           205(b)           3,007
Burlington Northern Santa Fe                           852             22,782
C.H. Robinson Worldwide                                144              4,428
CNF                                                    326             10,582
CSX                                                    461             18,034
EGL                                                    203(b)           2,820
Expeditors Intl of Washington                           78              4,432
FedEx                                                  671(b)          27,759
Florida East Coast Inds                                155              4,766
GATX                                                   118              4,738
Hunt (JB) Transport Services                           147(b)           3,596
Norfolk Southern                                       808             16,257
Overseas Shipbuilding Group                            180              4,608
Ryder System                                           306              5,814
Swift Transportation                                   473(b)           9,531
Union Pacific                                          522             28,026
United Parcel Service Cl B                             550             31,258
USFreightways                                           55              1,900
Werner Enterprises                                     238              5,343
Wisconsin Central Transportation                       152(b)           2,567
XTRA                                                    49(b)           2,681
Yellow Corp                                            119(b)           2,589
Total                                                                 218,934

Utilities -- electric (2.5%)
AES                                                  1,214(b)          46,496
Allegheny Energy                                       242             10,435
Allete                                                 325              7,699
Alliant Energy                                         122              3,486
Ameren                                                 289             11,355
American Electric Power                                747             33,615
American Water Works                                   150              4,664
Aquila                                                 251(b)           6,614
Avista                                                 115              1,990
Black Hills Corp                                       112              4,590
Calpine                                                665(b)          23,933
CH Energy Group                                         52              2,192
Cinergy                                                347             10,722
Citizens Communications                                662(b)           8,123
Cleco                                                  124              2,821
CMS Energy                                             286              7,628
Conectiv                                               392              9,063
Consolidated Edison                                    447             17,764
Constellation Energy Group                             315              9,274
Dominion Resources                                     567             34,298
DPL                                                    247              6,017
DQE                                                    382              7,957
DTE Energy                                             312             13,182
Duke Energy                                          1,768             68,261
Edison Intl                                            686              9,631
Energy East                                            178              3,891
Entergy                                                470             17,625
Exelon                                                 734             41,471
FPL Group                                              374             20,196
GPU                                                    195              7,067
Hawaiian Electric Inds                                 128              5,011
Idacorp                                                112              4,144
Kansas City Power & Light                              284              6,901
MDU Resources Group                                    158              4,798
Montana Power                                          654              6,560
NewPower Holdings                                      667(b)           4,669
Niagara Mohawk Holdings                                291(b)           4,944
NiSource                                               445             11,730
NiSource                                               128(b)             317
Northeast Utilities                                    204              4,080
NRG Energy                                             176(b)           3,529

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
67 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Utilities -- electric (cont.)
NSTAR                                                   98             $4,190
OGE Energy                                             223              4,817
Peabody Energy                                         247              6,170
PG&E                                                   813             12,089
Pinnacle West Capital                                  132              5,581
Plug Power                                             325(b)           4,056
Potomac Electric Power                                 184              3,984
PPL                                                    317             14,259
Progress Energy                                        153(b)              77
Progress Energy                                        434             18,562
Public Service Co of New Mexico                        113              3,346
Public Service Enterprise Group                        452             21,154
Puget Energy                                           395              9,468
Reliant Energy                                         619             19,499
Reliant Resources                                      251(b)           5,781
RGS Energy Group                                       228              8,789
SCANA                                                  237              6,361
Sempra Energy                                          374              9,492
Sierra Pacific Resources                               390              6,154
Southern Co                                          1,476             34,686
Teco Energy                                            311              8,885
TXU                                                    556             25,854
UIL Holdings                                            41              1,973
UtiliCorp United                                       195              6,024
Western Resources                                      370              6,878
Wisconsin Energy                                       182              4,029
WPS Resources                                           71              2,400
Xcel Energy                                            715             19,262
Total                                                                 782,563

Utilities -- gas (1.1%)
AGL Resources                                          399              9,576
Dynegy Cl A                                            708             32,837
El Paso                                              1,166             60,341
Enron                                                1,688             76,551
Equitable Resources                                    152              5,449
KeySpan                                                294              9,008
Kinder Morgan                                          248             12,995
Natl Fuel Gas                                          118              5,664
New Jersey Resources                                    50              2,173
NICOR                                                  221              8,206
Northwest Natural Gas                                   77              1,854
Ocean Energy                                           459              9,015
ONEOK                                                  424              7,717
Peoples Energy                                         202              7,688
Piedmont Natural Gas                                   210              7,140
Pure Resources                                         281(b)           5,156
Questar                                                134              3,154
Southern Union                                         300(b)           6,147
Teppco Partners LP                                      87              2,775
UGI                                                     88              2,358
Vectren                                                201              4,100
Western Gas Resources                                  114              3,388
WGL Holdings                                           298              8,293
Williams Companies                                   1,124             37,654
Total                                                                 329,239

Utilities -- telephone (4.9%)
Adelphia Business Solutions Cl A                       209(b)             832
Alamosa Holdings                                       706(b)          11,804
Allegiance Telecom                                     604(b)           9,054
ALLTEL                                                 717             44,203
AT&T                                                 7,904            159,740
BellSouth                                            4,293            174,725
BroadWing                                              469(b)          11,401
CenturyTel                                             323             10,000
Crown Castle Intl                                      461(b)           4,495
Cypress Communications                                  80(b)              25
DSL.net                                                274(b)             262
Illuminet Holdings                                      50(b)           1,511
Infonet Services Cl B                                  722(b)           4,635
ITC DeltaCom                                           296(b)             787
Latitude Communications                                 69(b)             104
Level 3 Communications                                 773(b)           3,455
McLeodUSA Cl A                                       2,746(b)           6,700
Metromedia Fiber Network Cl A                        1,037(b)             902
Mpower Holding                                         100(b)              79
Network Plus                                           167(b)             483
Nextel Communications Cl A                           1,604(b)          26,707
PanAmSat                                               320(b)          10,442
Primus Telecommunications Group                         99(b)              84
Qwest Communications Intl                            3,806             98,956
RCN                                                    357(b)           1,439
SBC Communications                                   7,811            351,728
Sprint (FON Group)                                   2,030             47,380
Sprint (PCS Group)                                   2,077(b)          53,836
TALK America Holdings                                  150(b)             110
TeleCorp PCS Cl A                                      520(b)           7,847
Telephone & Data Systems                               128             13,792
Teligent Cl A                                           21(b)               5
United States Cellular                                 187(b)          10,528
Verizon Communications                               6,272            339,628
Viatel                                                 208(b)               7
West                                                   218(b)           5,396
Western Wireless Cl A                                  149(b)           5,798

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
68 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Issuer                                              Shares           Value(a)

Utilities -- telephone (cont.)
WorldCom                                             6,722(b)         $94,108
WorldCom-MCI Group                                     267(b)           3,546
XO Communications Cl A                                 561(b)             752
Total                                                               1,517,286

Total common stocks
(Cost: $33,491,449)                                               $31,234,579

Preferred stock & other (--%)

Issuer                                              Shares           Value(a)

Bank United
     Rights                                             60                $21
Corrections Corp of America
     12.00% Cv Pay-in-kind Series B                      5                 69
Sunbeam
     Warrants                                           83                  2

Total preferred stock & other
(Cost: $307)                                                              $92

Total investments in securities
(Cost: $33,491,756)(d)                                            $31,234,671

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2001, the value of foreign securities represented 0.05% of net assets.

(d) At July 31, 2001, the cost of securities for federal income tax purposes was approximately $33,492,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 3,533,000
     Unrealized depreciation                                       (5,790,000)
                                                                   ----------
     Net unrealized depreciation                                  $(2,257,000)
                                                                  -----------

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69 AXP INDEX FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP International Equity Index Fund

July 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.7%)

Issuer                                              Shares           Value(a)

Australia (2.2%)
Banks and savings & loans (0.7%)
Commonwealth Bank of Australia                       3,144            $47,047
Natl Australia Bank                                  3,870             63,585
Westpac Banking                                      4,378             30,447
Total                                                                 141,079

Beverages & tobacco (0.1%)
Coca-Cola Amatil                                     2,242              5,516
Foster's Brewing Group                               3,802             10,453
Total                                                                  15,969

Building materials & construction (0.1%)
Boral                                                1,202              1,915
CSR                                                  2,208              7,582
James Hardie Inds                                      868              2,677
Leighton Holdings                                      558              2,759
Transurban Group                                       955(b)           1,958
Total                                                                  16,891

Chemicals (--%)
Orica                                                  577              1,343

Communications equipment & services (0.2%)
Telstra                                             19,511             49,189

Computer software & services (--%)
Computershare                                          997              2,878

Electronics (--%)
ERG                                                  1,188                657

Energy (--%)
Origin Energy                                        1,202              1,799

Financial services (0.1%)
General Property Trust                               3,268              4,592
Lend Lease                                           1,072              6,526
Suncorp-Metway                                         437              3,214
Total                                                                  14,332

Food (--%)
Goodman Fielder                                      2,866              1,701

Health care (--%)
CSL                                                    281              6,686
Faulding (FH)                                          340              2,504
Total                                                                   9,190

Health care services (--%)
Mayne Nickless                                         732              2,369

Industrial equipment & services (0.1%)
Brambles Inds                                          483             11,359

Insurance (0.2%)
AMP                                                  2,794             27,191
QBE Insurance Group                                    871              4,792
Total                                                                  31,983

Leisure time & entertainment (--%)
Aristocrat Leisure                                     785              2,593
TABCORP Holdings                                       649              2,881
Total                                                                   5,474

Media (0.2%)
News Corp                                            5,287             48,253

Metals (0.3%)
Broken Hill Proprietary                              8,427             41,465
M.I.M. Holdings                                      3,659              2,097
Normandy Mining                                      3,762              2,214
OneSteel                                               909(b)             484
Rio Tinto                                              617             10,360
WMC                                                  2,441             10,702
Total                                                                  67,322

Miscellaneous (--%)
Gandel Retail Trust                                  2,559              1,467
Mirvac Group                                         1,014              1,933
Stockland Trust Group                                  804              1,693
Total                                                                   5,093

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
70 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Australia (cont.)
Multi-industry conglomerates (0.1%)
Howard Smith                                           408             $2,891
Pacific Dunlop                                       1,971                780
Southcorp                                            1,317              4,850
Wesfarmers                                             575              8,269
Total                                                                  16,790

Paper & packaging (--%)
Amcor                                                1,394              4,646
Paperlinx                                              453                932
Total                                                                   5,578

Retail (0.1%)
Coles Myer Cl DD                                     2,614              8,181
Westfield Trust                                      3,643              6,228
Woolworths                                           2,545             14,266
Total                                                                  28,675

Utilities -- gas (--%)
Australian Gas Light                                   739              3,168
Santos                                               1,291              4,040
Total                                                                   7,208

Austria (0.2%)
Banks and savings & loans (0.1%)
Bayerische Hypo-und Vereinsbank                        410             18,295

Beverages & tobacco (--%)
Austria Tabakwerke                                      51              3,736

Building materials & construction (--%)
Wienerberger Baustoffindustrie                         162              2,934

Communications equipment & services (--%)
Telekom Austria                                        366(b)           2,395

Industrial equipment & services (--%)
BWT                                                     30                892

Insurance (--%)
Generali Holding Vienna                                 18              2,520

Miscellaneous (--%)
Flughafen Wien                                          27                894

Multi-industry conglomerates (--%)
VA Technologie                                          35                992

Paper & packaging (--%)
Mayr-Melnhof Karton                                     21              1,006

Transportation (--%)
Austrian Airlines                                       65                705

Utilities -- electric (0.1%)
Oesterreichiesche Elektrizitaetswirtschafts Cl A       110             10,298

Utilities -- gas (--%)
OMV                                                     60              5,578

Belgium (0.9%)
Automotive & related (--%)
D'Ieteren                                               13              2,180

Banks and savings & loans (0.2%)
KBC Bancassurance Holding                              808             31,488

Beverages & tobacco (0.1%)
Interbrew                                              397(b)          10,421

Chemicals (0.1%)
Solvay                                                 200             10,692

Electronics (--%)
Barco                                                   28              1,029
BarcoNet                                                56(b)             133
Total                                                                   1,162

Financial services (0.2%)
Fortis (B)                                           1,996             52,199

Food (--%)
Colruyt                                                 93              3,732
Delhaize "Le Lion"                                     100              5,967
Total                                                                   9,699

Health care (0.1%)
UCB                                                    340             12,958

Leisure time & entertainment (--%)
Agfa Gevaert                                           325              4,436

Metals (--%)
Union Miniere                                           58              2,268

Multi-industry conglomerates (0.1%)
Groupe Bruxelles Lambert                               330             19,345

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
71 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Belgium (cont.)
Utilities -- electric (0.1%)
Electrabel                                             148            $31,959

Wire & cable (--%)
Bekaert                                                 51              1,804

Denmark (1.0%)
Banks and savings & loans (0.2%)
Danske Bank                                          1,960             34,073
Nordic Baltic Holding                                1,501(b)           8,357
Total                                                                  42,430

Beverages & tobacco (--%)
Carlsberg Cl A                                         100              3,923
Carlsberg Cl B                                         100              4,276
Total                                                                   8,199

Computer software & services (--%)
Navision Software                                      100(b)           1,985

Electronics (0.1%)
Vestas Wind Systems                                    270             11,671

Food (--%)
Danisco                                                100              3,735

Health care (0.3%)
Novo Nordisk Cl B                                    1,000             45,222
Novozymes Cl B                                         175(b)           3,741
William Demant                                         200              5,814
Total                                                                  54,777

Industrial equipment & services (--%)
FLS Inds Cl B                                          100              1,139
NKT Holding                                            100              1,386
Total                                                                   2,525

Insurance (--%)
Topdanmark                                             100(b)           2,737

Miscellaneous (0.1%)
Group 4 Falck                                           53              6,132
ISS                                                    100(b)           6,049
Total                                                                  12,181

Transportation (0.2%)
D/S 1912 Cl B                                            3             24,490
D/S Dampskibsselskabet Svendborg Cl B                    2             21,284
Total                                                                  45,774

Utilities-- telephone (0.1%)
Tele Danmark                                           500             17,854

Finland (2.0%)
Beverages & tobacco (--%)
Hartwall                                               150              2,861

Building materials & construction (--%)
Uponor                                                 100              1,575

Chemicals (--%)
Kemira                                                 500              3,040

Communications equipment & services (0.1%)
Sonera                                               1,900             11,803

Computers & office equipment (--%)
Tietoenator                                            200              4,847

Electronics (1.6%)
Nokia                                               14,089            310,029

Food (--%)
Raisio Group                                           400                455

Health care (--%)
Instrumentarium                                        100              3,084

Industrial equipment & services (--%)
Kone Cl B                                               40              3,166
Metso                                                  300              3,097
Total                                                                   6,263

Insurance (--%)
Sampo Insurance Cl A                                 1,000              8,356

Metals (--%)
Outokumpu                                              500              4,199
Rautaruukki                                            500              1,794
Total                                                                   5,993

Paper & packaging (0.2%)
UPM-Kymmene                                            800             23,799

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
72 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Finland (cont.)
Retail (--%)
Kesko Cl B                                             200             $1,496
Metra Cl B                                             100              2,057
Stockmann Cl A                                          50                471
Stockmann Cl B                                          50                468
Total                                                                   4,492

France (10.7%)
Aerospace & defense (0.1%)
Thomson CSF                                            400             15,630
Zodiac                                                  11              2,709
Total                                                                  18,339

Automotive & related (0.4%)
Michelin (CGDE) Cl B                                   300              9,116
Peugeot Citroen                                      1,279             60,430
Valeo                                                  180              8,071
Total                                                                  77,617

Banks and savings & loans (0.8%)
Banque Nationale de Paris                            1,205            104,693
Eurazeo                                                100              5,530
Societe Generale Cl A                                1,066             59,320
Total                                                                 169,543

Beverages & tobacco (0.4%)
LVMH                                                 1,291             68,338
Pernod-Ricard                                          125              9,078
Total                                                                  77,416

Building materials & construction (0.5%)
Bouygues                                               895             30,149
Compagnie de Saint-Gobain                              199             29,338
Imerys                                                  34              3,522
Lafarge                                                318             27,156
Technip                                                 34              4,611
Vinci                                                  254             16,290
Total                                                                 111,066

Chemicals (0.2%)
Air Liquide                                            243             34,231

Communications equipment & services (0.3%)
Alcatel                                              3,053             54,359

Computers & office equipment (0.2%)
Cap Gemini                                             298             20,663
Dassault Systemes                                      258             10,896
Societe BIC                                            120              4,620
Total                                                                  36,179

Electronics (0.5%)
Sagem                                                   86              4,222
Schneider Electric                                     368             19,641
STMicroelectronics                                   2,383             77,270
Total                                                                 101,133

Food (0.9%)
Carrefour                                            1,874            105,840
Casino Guichard-Perrachon                              195             15,910
Groupe Danone                                          393             51,235
Sodexho Alliance                                       340             17,294
Total                                                                 190,279

Furniture & appliances (--%)
SEB                                                     34              1,615

Health care (0.6%)
L'Oreal                                              1,782            129,334

Health care services (1.4%)
Aventis                                              2,071            159,186
Essilor Intl                                            23              6,834
Sanofi-Synthelabo                                    1,928            121,120
Total                                                                 287,140

Insurance (0.6%)
Axa                                                  4,516            132,170

Leisure time & entertainment (--%)
Club Mediterranee                                       40              2,406

Media (--%)
Canal Plus                                             286                926

Metals (--%)
Pechiney Cl A                                          177              9,060

Miscellaneous (0.6%)
Beghin-Say                                              59(b)           1,987
Cereol                                                  59(b)           1,316
Cerestar                                                59(b)           1,704
Gecina                                                  44              3,715
Nord-Est                                                30                740
Provimi                                                 59(b)             870

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
73 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

France (cont.)

Miscellaneous (cont.)
Publicis Groupe                                        321             $7,724
Simco                                                   50              3,552
Suez                                                 1,782             90,492
Suez Lyonnaise des Eaux                              1,000(b)               9
Unibail                                                102              5,560
Total                                                                 117,669

Multi-industry conglomerates (0.9%)
Lagardere S.C.A.                                       313             16,500
Usinor                                                 528              6,006
Vivendi Universal                                    2,911            170,648
Total                                                                 193,154

Restaurants & lodging (0.1%)
Accor                                                  415             16,702

Retail (0.2%)
Pinault-Printemps-Redoute                              299             44,186

Textiles & apparel (--%)
Chargeurs                                               15                971

Utilities -- gas (1.4%)
Coflexip                                                41              6,565
Total Fina Cl B                                      1,990            283,111
Total                                                                 289,676

Utilities -- telephone (0.6%)
France Telecom                                       2,700            124,378

Germany (8.5%)
Airlines (0.1%)
Deutsche Lufthansa                                   1,100             18,488

Automotive & related (0.9%)
Continental                                            300              4,027
DaimlerChrysler                                      2,900            143,919
Volkswagen                                             900             41,617
Total                                                                 189,563

Banks and savings & loans (0.9%)
Bayer                                                1,100             49,037
Deutsche Bank                                        1,750            122,401
Total                                                                 171,438

Building materials & construction (0.1%)
Bilfinger & Berger Bau                                 100              1,749
Buderus                                                100              2,363
Heidelberger Zement                                     32(b,d)            --
Heidelberger Zement                                    100              4,679
Hochtief                                               200              4,244
Total                                                                  13,035

Chemicals (0.7%)
BASF                                                 1,700             69,165
Bayer                                                2,000             82,683
SGL Carbon                                             100(b)           3,045
Total                                                                 154,893

Communications equipment & services (0.9%)
Deutsche Telekom                                     8,546            190,298

Computers & office equipment (0.7%)
SAP                                                    935            135,801

Electronics (--%)
Epcos                                                  142              6,595

Food (--%)
Kamps                                                  200              1,137

Health care (--%)
Qiagen                                                 307(b)           6,554

Health care services (0.4%)
Fresenius Medical Care                                 279             21,894
Gehe                                                   200              8,923
Merck                                                  400             15,644
Schering                                               500             26,971
Total                                                                  73,432

Household products (0.1%)
Beiersdorf                                             200             23,585

Industrial equipment & services (--%)
Deutz                                                  100(b)             220
FAG Kugelfischer Georg Schaefer                        100                665
Total                                                                     885

Insurance (1.6%)
Allianz                                                645            181,149
Muenchener Rueckversicherungs-Gesellschaft             474            135,823
Total                                                                 316,972

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
74 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Germany (cont.)
Media (--%)
EM. TV & Merchandising                                 300(b)            $966

Miscellaneous (0.1%)
Thyssen Krupp                                        1,500             20,750
WCM Beteiligungs & Grundbesitz                         532              5,697
Total                                                                  26,447

Multi-industry conglomerates (1.4%)
AGIV                                                   100              1,081
Linde                                                  300             12,862
MAN                                                    300              6,237
Preussag                                               500             15,084
Siemens                                              2,500            140,758
Veba                                                 2,200            120,595
Total                                                                 296,617

Retail (0.3%)
Adidas-Salomon                                         100              6,755
Douglas Holding                                        110              3,111
Karstadtquelle                                         300              9,179
Metro                                                  900             34,476
Total                                                                  53,521

Utilities -- electric (0.3%)
RWE                                                  1,401             60,150

Greece (0.4%)
Banks and savings & loans (0.3%)
Alpha Bank                                             620             13,345
Bank of Piraeus                                        520              5,341
Commercial Bank of Greece                              300              9,922
EFG Eurobank Ergasias                                  600              8,074
Natl Bank of Greece                                    820             22,241
Total                                                                  58,923

Beverages & tobacco (--%)
Coca-Cola Hellenic Bottling                            420              5,791

Communications equipment & services (0.1%)
Hellenic Telecommunications Organization             1,140             16,538

Hong Kong (2.0%)
Airlines (0.1%)
Cathay Pacific Airways                               8,000             10,668

Banks and savings & loans (0.3%)
Bank of East Asia                                    3,200              7,467
Hang Seng Bank                                       5,000             56,094
Total                                                                  63,561

Computer software & services (--%)
Pacific Century CyberWorks                          34,355(b)           8,810

Electronics (0.1%)
ASM Pacific Technology                               1,000              1,686
Johnson Electric Holdings                           10,000             14,616
QPL Intl Holdings                                    1,000(b)             337
Total                                                                  16,639

Leisure time & entertainment (--%)
Hong Kong & Shanghai Hotels                          2,500              1,122
Shangri-La Asia                                      4,000              3,513
Total                                                                   4,635

Media (--%)
Oriental Press Group                                 4,800                646
South China Morning Post                             4,000              2,423
Television Broadcasts                                1,000              4,193
Total                                                                   7,262

Miscellaneous (0.5%)
Hang Lung Development                                3,000              2,962
Henderson Land Development                           4,000             18,873
Hysan Development                                    2,000              2,346
Li & Fung                                            8,000             13,232
New World Development                                5,000              5,417
Sino Land                                            8,099              3,089
Sun Hung Kai Properties                              6,000             52,697
Varitronix Intl                                      1,000                513
Wharf                                                6,000             13,578
Total                                                                 112,707

Multi-industry conglomerates (0.8%)
Citic Pacific                                        5,000             13,623
Hopewell Holdings                                    2,000              1,026
Hutchison Whampoa                                   10,900            105,165
Swire Pacific Cl A                                   4,000             21,386
Total                                                                 141,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
75 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Hong Kong (cont.)
Retail (--%)
Esprit Holdings                                      3,000             $3,500
Giordano Intl                                        4,000              2,282
Total                                                                   5,782

Utilities -- electric (0.1%)
CLP Holdings                                         6,600             27,841

Utilities -- gas (0.1%)
Hong Kong & China Gas                               14,410             17,829

Ireland (0.7%)
Airlines (--%)
Ryanair Holdings                                       774(b)           8,127

Banks and savings & loans (0.2%)
Allied Irish Bank                                    2,325             24,696

Building materials & construction (0.2%)
CRH                                                  1,362             23,238

Computer software & services (--%)
IONA Technologies                                       55(b)             962

Financial services (--%)
Irish Life & Permanent                                 684              7,990

Food (--%)
Kerry Group Cl A                                       406              5,073

Media (--%)
Independent News & Media                             1,216              2,585

Miscellaneous (0.3%)
Elan                                                   841(b)          48,491

Multi-industry conglomerates (--%)
DCC                                                    189              1,827

Paper & packaging (--%)
Jefferson Smurfit Group                              2,555              5,231

Retail (--%)
Waterford Wedgwood                                   1,580              1,493

Utilities -- telephone (--%)
Eircom                                               5,212              6,111

Italy (4.5%)
Airlines (0.0%)
Alitalia                                             4,000(b)           4,392

Automotive & related (0.2%)
Fiat                                                 1,000             22,757
Pirelli                                              5,000             10,587
Total                                                                  33,344

Banks and savings & loans (0.8%)
Banca Intesa                                        17,463             53,324
Banca Popolare di Milano                               680              2,618
Banco di Roma                                        3,000              9,003
Bipop-Carire                                         5,099             16,150
San Paolo-IMI                                        3,750             46,460
UniCredito Italiano                                 14,000             59,287
Total                                                                 186,842

Broker dealers (0.1%)
Mediobanca                                           1,500             17,167

Building materials & construction (--%)
Italcementi                                            520              4,245

Chemicals (--%)
Snia                                                 1,300              2,229

Communications equipment & services (0.7%)
Sirti                                                  500                582
Telecom Italia Mobile                               24,500            138,908
Tiscali                                                204(b)           1,315
Total                                                                 140,805

Food (--%)
La Rinascente                                        1,000              4,261
Parmalot Finanziaria                                 1,300              3,469
Total                                                                   7,730

Insurance (0.7%)
Assicurazioni Generali                               3,530            112,578
Riunione Adriatica di Sicurta                        1,800             22,065
Societa Assicuratrice Industriale                      250              3,478
Total                                                                 138,121

Media (0.2%)
Gruppo Editoriale L'Espresso                           833              3,134
Mediaset                                             3,000             25,303
Mondadori (Arnoldo) Editore                            500              3,719
Seat Pagine Gialle                                     616                645
Total                                                                  32,801

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
76 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Italy (cont.)
Miscellaneous (--%)
Beni Stabili                                         3,000             $1,391
Immsi                                                1,000(b)             595
Total                                                                   1,986

Restaurants & lodging (0.1%)
Autogrill                                            1,000             11,121

Retail (0.1%)
Bulgari                                              1,000             11,602

Textiles & apparel (--%)
Benetton Group                                         400              5,547

Transportation (0.1%)
Autostrade-Concessioni e Costruzioni Autostrade      2,862             19,933

Utilities -- electric (0.3%)
Enel                                                10,502             70,566

Utilities -- gas (0.7%)
ENI                                                 11,500            139,761
Italgas                                              1,000              9,379
Total                                                                 149,140

Utilities -- telephone (0.5%)
Telecom Italia                                      11,500             98,323

Japan (21.7%)
Airlines (0.1%)
Japan Airlines                                       4,000             12,172

Automotive & related (3.0%)
Autobacs Seven                                         100              2,763
Bridgestone                                          2,000             16,608
Denso                                                2,000             36,915
Honda Motor                                          3,000            136,450
Koyo Seiko                                           1,000              5,053
NGK Spark Plug                                       1,000              8,392
Nissan Motor                                        11,000(b)          75,576
Toyota Motor                                        10,000            329,915
Total                                                                 611,672

Banks and savings & loans (2.0%)
77 Bank                                              1,000              5,445
Asahi Bank                                           7,000             11,659
Ashikaga Bank                                        1,000(b)           1,433
Bank of Fukuoka                                      2,000              8,520
Bank of Yokohama                                     3,000             11,531
Chuo Mitsui Trust & Banking                          2,900              4,435
Daiwa Bank                                           5,000              5,165
Gunma Bank                                           1,000              4,604
Hokuriku Bank                                        2,000              3,427
Joyo Bank                                            2,000              5,365
Mitsubishi Tokyo Financial Group                        16(b)         127,995
Mizuho Holdings                                         25             96,092
Shizuoka Bank                                        2,000             16,336
Sumitomo Bank                                       15,000            107,383
Total                                                                 409,390

Beverages & tobacco (0.4%)
Asahi Breweries                                      1,000             10,738
Japan Tobacco                                            5             36,235
Kirin Brewery                                        3,000             24,551
Sapporo Breweries                                    1,000              3,035
Takara Shuzo                                         1,000             11,395
Total                                                                  85,954

Building materials & construction (0.7%)
Asahi Glass                                          3,000             21,572
Daikin Inds                                          1,000             19,579
Daiwa House Inds                                     1,000              7,383
Haseko                                               1,000(b)             304
Inax                                                 1,000              7,735
Kajima                                               2,000              5,461
Nippon Sheet Glass                                   1,000              5,085
Nishimatsu Construction                              1,000              4,244
Obayashi                                             2,000              7,912
Okumura                                              1,000              3,876
Penta-Ocean Construction                             1,000              1,377
Sanwa Shutter                                        1,000              2,554
Sekisui House                                        2,000             16,528
Shimizu                                              2,000              8,168
Sumitomo Osaka Cement                                1,000              1,786
Taiheiyo Cement                                      2,000              4,612
Taisei                                               2,000              5,269
Toda                                                 1,000              3,475
Tostem                                               1,000             18,338
Total                                                                 145,258

Chemicals (0.6%)
Asahi Chemical Inds                                  4,000             16,304
Daicel Chemicals Inds                                1,000              3,363
Dainippon Ink & Chemicals                            2,000              4,901

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
77 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Japan (cont.)

Chemicals (cont.)
Denki Kagaku Kogyo Kabushiki Kaisha                  1,000             $2,867
Ishihara Sangyo Kaisha                               1,000(b)           1,682
Kaneka                                               1,000              8,392
Mitsubishi Chemical                                  5,000             13,333
Mitsubishi Gas Chemical                              1,000              3,235
Nippon Shokubai                                      1,000              3,940
Nitto Denko                                            400              7,015
Sekisui Chemical                                     1,000              3,147
Shin-Etsu Chemical                                   1,000             34,672
Showa Denko K.K.                                     2,000(b)           2,354
Sumitomo Chemical                                    4,000             17,040
Tosoh                                                1,000              2,482
Ube Inds                                             2,000              3,539
Total                                                                 128,266

Communications equipment & services (0.9%)
Nippon Telegraph & Telephone                            35            179,651
Yamaha                                               1,000              9,978
Total                                                                 189,629

Computers & office equipment (0.8%)
Canon                                                2,000             67,584
CSK                                                    200              5,990
Fuji Soft ABC                                          100              4,965
Fujitsu                                              5,000             46,645
Konami                                                 300             13,285
Meitec                                                 100              3,363
Softbank                                               900             22,630
Trans Cosmos                                           100              3,163
Total                                                                 167,625

Consumer finance -- personal loans (0.3%)
ACOM                                                   400             32,607
Takefuji                                               400             33,888
Total                                                                  66,495

Electronics (3.5%)
Advantest                                              300             22,053
Casio Computer                                       1,000              5,317
Fanuc                                                  600             25,993
Hirose Electric                                        100              6,806
Hitachi                                              9,000             75,744
Kyocera                                                500             37,476
Matsushita Electric                                  6,000             83,600
Minebea                                              1,000              5,886
Mitsubishi Electric                                  6,000             25,128
Murata Mfg                                             700             44,843
NEC                                                  4,000             53,459
NGK Insulators                                       1,000              8,432
Omron                                                1,000             14,414
Rohm                                                   300             41,392
Sanyo Electric                                       5,000             27,506
Sharp                                                3,000             34,497
Sony                                                 2,500            123,117
Tohoku Electric Power                                1,300             22,902
Tokyo Electron                                         500             29,028
Toshiba                                              8,000             37,412
Yokogawa Electric                                    1,000              7,527
Total                                                                 732,532

Energy (--%)
Cosmo Oil                                            1,000              2,683

Financial services (0.8%)
Credit Saison                                          400              9,321
Daiwa Securities Group                               4,000             34,752
Nichiei                                                100                889
Nippon Shinpan                                       1,000              1,730
Nomura Securities                                    5,000             81,677
Orient                                               1,000(b)           1,441
Orix                                                   220             18,586
Promise                                                300             21,741
Total                                                                 170,137

Food (0.4%)
Ajinomoto                                            2,000             23,063
Katokichi                                              100              2,394
Kikkoman                                             1,000              6,590
Meiji Milk Products                                  1,000              3,884
Meiji Seika Kaisha                                   1,000              4,989
Nichirei                                             1,000              3,876
Nippon Meat Packers                                  1,000             12,035
Nisshin Flour Milling                                1,000              7,383
Nissin Food Products                                   300              6,450
Snow Brand Milk Products                             1,000              2,971
Yamazaki Baking                                      1,000              6,734
Total                                                                  80,369

Health care (0.1%)
Kanebo                                               1,000(b)           2,474
Terumo                                                 500              9,209
Total                                                                  11,683

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
78 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Japan (cont.)
Health care services (1.2%)
Chugai Pharmaceutical                                1,000            $14,093
Daiichi Pharmaceutical                               1,000             22,221
Eisai                                                1,000             20,980
Kyowa Hakko Kogyo                                    1,000              6,286
Sankyo                                               1,000             19,338
Shionogi                                             1,000             19,739
Taisho Pharmaceutical                                1,000             19,859
Takeda Chemical Inds                                 2,000             92,249
Yamanouchi Pharmaceutical                            1,000             27,706
Total                                                                 242,471

Household products (0.3%)
Kao                                                  2,000             46,765
Shiseido                                             1,000              9,385
Toto                                                 1,000              6,222
Total                                                                  62,372

Industrial equipment & services (0.8%)
Amada                                                1,000              5,053
Ebara                                                1,000              7,175
Fuji Machine Mfg                                       100              1,606
Hitachi Zosen                                        2,000(b)           1,521
Ishikawajima-Harima Heavy Inds                       3,000(b)           7,279
Japan Energy                                         2,000              3,844
Japan Steel Works                                    1,000(b)           1,217
JGC                                                  1,000              7,167
Kinden                                               1,000              6,230
Komatsu                                              2,000              8,216
Kubota                                               4,000             15,791
Marubeni                                             3,000              4,612
Mitsubishi Heavy Inds                                9,000(b)          34,089
Mitsui Engineering & Shipbuilding                    2,000(b)           3,011
Nidec                                                  200              9,065
Nippon Mitsubishi Oil                                4,000             21,204
SMC                                                    200             18,658
Sumitomo Heavy Inds                                  1,000(b)           1,241
Total                                                                 156,979

Industrial transportation (0.7%)
Central Japan Railway                                    6             35,410
East Japan Railway                                      11             58,927
Kamigumi                                             1,000              5,181
Nippon Express                                       3,000             12,180
Tobu Railway                                         2,000              6,166
Tokyu                                                3,000             16,840
Yamato Transport                                     1,000             19,459
Total                                                                 154,163

Insurance (0.3%)
Mitsui Marine & Fire Insurance                       2,000             10,858
Sumitomo Marine & Fire Insurance                     2,000             11,947
Tokio Marine & Fire Insurance                        4,000             37,412
Total                                                                  60,217

Leisure time & entertainment (0.5%)
Namco                                                  100              1,866
Nintendo                                               400             70,660
Oriental Land                                          300             22,461
Sega Enterprises                                       300(b)           4,730
Total                                                                  99,717

Media (0.2%)
Asatsu-Dk                                              100              2,026
Dai Nippon Printing                                  2,000             22,821
Fuji Television Network                                  1              4,925
Toho                                                   100             12,172
Total                                                                  41,944

Metals (0.3%)
Kawasaki Steel                                       7,000              7,455
Mitsubishi Materials                                 3,000              5,934
Mitsui Mining & Smelting                             1,000              3,748
Nippon Light Metal                                   1,000                905
Nippon Steel                                        17,000             24,094
NSK                                                  1,000              3,804
NTN                                                  1,000              2,466
Sumitomo Metal Inds                                  2,000              7,479
Sumitomo Metal Mining                                8,000(b)           4,228
Total                                                                  60,113

Miscellaneous (1.4%)
Benesse                                                300              8,937
Daito Trust Construction                               300              5,033
Fuji Photo Film                                      1,000             39,559
Hoya                                                   300             19,026
Itochu                                               4,000             14,029
Konica                                               1,000              6,614
Mitsubishi                                           4,000             31,326
Mitsubishi Estate                                    4,000             37,508
Mitsui Fudosan                                       2,000             18,930
Nikon                                                1,000              8,408
Nippon Suisan Kaisha                                 1,000              1,834
Olympus Optical                                      1,000             15,070
OYO                                                    100              1,150
Sanrio                                                 200              2,338
Secom                                                  500             27,026

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
79 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Japan (cont.)
Miscellaneous (cont.)
Shimano                                                300             $3,824
Sho-Bond                                               100              1,046
Sumitomo                                             3,000             17,969
Toppan Printing                                      2,000             19,507
Toyo Seikan Kaisha                                   1,000             14,902
World                                                  150              5,033
Total                                                                 299,069

Multi-industry conglomerates (0.1%)
Kawasaki Heavy Inds                                  3,000(b)           4,396
Mitsui                                               4,000             26,586
Total                                                                  30,982

Paper & packaging (0.2%)
Mitsubishi Paper Mills                               1,000              1,722
Nippon Unipac Holding                                    3             16,311
Oji Paper                                            3,000             16,311
Uni-Charm                                              200              5,445
Total                                                                  39,789

Retail (0.7%)
Aoyamma Trading                                        200              2,753
Citizen Watch                                        1,000              6,422
Daiei                                                2,000(b)           3,491
Daimaru                                              1,000              4,084
Hankyu Dept Store                                    1,000              5,822
Isetan                                               1,000             11,035
Ito-Yokado                                           1,000             43,962
Jusco                                                1,000             24,503
Marui                                                1,000             14,069
Mitsukoshi                                           1,000              3,635
Mycal                                                1,000                825
Seiyu                                                1,000(b)           3,059
Shimachu                                               100              1,429
Shimamura                                              100              5,766
Takashimaya                                          1,000              7,519
Uny                                                  1,000             10,370
Total                                                                 148,744

Textiles & apparel (0.2%)
Gunze                                                1,000              3,924
Kuraray                                              1,000              7,079
Mitsubishi Rayon                                     2,000              6,550
Nisshinbo Inds                                       1,000              4,877
Teijin                                               2,000              9,097
Toray Inds                                           4,000             13,292
Toyobo                                               2,000              3,619
Total                                                                  48,438

Transportation (0.2%)
Kawasaki Kisen Kaisha                                1,000              1,738
Keihin Electric Express Railway                      1,000              4,540
Kinki Nippon Railway                                 4,120             15,835
Nippon Yusen Kabushiki Kaisha                        3,000             11,075
Total                                                                  33,188

Utilities -- electric (0.6%)
Kansai Electric Power                                2,500             41,540
Tokyo Electric Power                                 3,600             84,896
Total                                                                 126,436

Utilities -- gas (0.2%)
Osaka Gas                                            6,000             18,690
Showa Shell Sekiyu K.K.                              1,000              5,966
Teikoku Oil                                          1,000              4,660
Tokyo Gas                                            7,000             21,861
Total                                                                  51,177

Wire & cable (0.2%)
Fujikura                                             1,000              5,637
Furukawa Electric                                    2,000             15,359
Sumitomo Electric Inds                               2,000             19,827
Total                                                                  40,823

Netherlands (5.7%)
Airlines (--%)
KLM                                                    131(b)           2,115

Banks and savings & loans (0.3%)
ABN AMRO Holding                                     4,082             72,110

Beverages & tobacco (0.2%)
Heineken                                             1,270             50,136

Building materials & construction (--%)
Hollandsche Beton Groep                                 83              1,231

Chemicals (0.2%)
Akzo Nobel                                             749             31,286

Communications equipment & services (0.1%)
KPN                                                  3,152             15,141

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
80 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Netherlands (cont.)
Computer software & services (--%)
Getronics                                              808             $2,559

Computers & office equipment (--%)
Oce                                                    197              2,094

Electronics (0.6%)
ASM Lithography Holding                              1,326(b)          27,636
Koninklijke (Royal) Philips Electronics              3,669            102,565
Total                                                                 130,201

Food (0.8%)
Koninklijke Ahold                                    2,181             65,530
Unilever                                             1,553             92,466
Total                                                                 157,996

Industrial equipment & services (--%)
Stork                                                   74                793

Industrial transportation (--%)
Nedlloyd                                                56              1,017

Insurance (1.4%)
Aegon                                                3,816            106,575
ING Groep                                            5,631            183,476
Total                                                                 290,051

Media (0.2%)
Elsevier                                             1,847             22,528
Wolters Kluwer                                         654             17,332
Total                                                                  39,860

Miscellaneous (--%)
Buhrmann                                               232              1,788
Vedior                                                 233              2,263
Total                                                                   4,051

Multi-industry conglomerates (--%)
Hagemeyer                                              248              4,453

Retail (--%)
Royal Vendex KBB                                       231              2,627

Transportation (0.1%)
IHC Caland                                              65              3,051
Koninklijke Vopak                                      130              2,639
TNT Post Group                                       1,147             23,293
Total                                                                  28,983

Utilities -- gas (1.8%)
Royal Dutch Petroleum                                6,070            353,975

New Zealand (0.1%)
Communications equipment & services (--%)
Telecom Corp of New Zealand                          2,915              6,424

Miscellaneous (--%)
Auckland Intl Airport                                  691                986
Rubicon                                                565(b)             186
Total                                                                   1,172

Paper & packaging (--%)
Carter Holt Harvey                                   4,053              3,116

Retail (--%)
Warehouse Group                                        474              1,091

Utilities -- electric (--%)
Contact Energy                                       1,411              1,909

Norway (0.4%)
Airlines (--%)
SAS Norge Cl B                                         135              1,300

Banks and savings & loans (--%)
DNB Holding                                          1,900              8,317

Communications equipment & services (--%)
Telenor                                              1,186(b)           5,088

Computers & office equipment (--%)
Merkantildata                                          300(b)             466

Energy (0.3%)
Norsk Hydro                                            717             30,405
Smedvig Cl A                                           270              2,482
Total                                                                  32,887

Energy equipment & services (--%)
Petroleum Geo-Services                                 200(b)           2,101

Industrial equipment & services (--%)
Kvaerner                                               244(b)           1,495

Insurance (--%)
Storebrand                                             600              4,662

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
81 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Norway (cont.)
Media (--%)
Schibsted                                              200             $2,014

Metals (--%)
Elkem                                                  135              2,260

Miscellaneous (--%)
Tomra Systems                                          400              4,990

Multi-industry conglomerates (0.1%)
Orkla                                                  535              9,953

Paper & packaging (--%)
Norske Skotindustrier                                  250              3,940

Transportation (--%)
Bergesen Cl B                                           35                582
Bergesen d.y. Cl A                                     135              2,401
Leif Hoegh                                             163(b)           1,338
Total                                                                   4,321

Utilities -- electric (--%)
Hafslund Cl A                                          270              1,152
Hafslund Cl B                                          270                946
Total                                                                   2,098

Portugal (0.5%)
Banks and savings & loans (0.2%)
Banco Comercial Portugues                            5,594             21,585
Banco Espirito Santo                                   489              5,990
Total                                                                  27,575

Building materials & construction (--%)
Cimpor-Cimentos de Portugal                            392              7,954

Financial services (--%)
BPI                                                  1,462              3,467

Food (--%)
Jeronimo Martins                                       200              1,374

Miscellaneous (--%)
Brisa-Auto Estradas de Portugal                        875              7,748

Paper & packaging (--%)
Portucel-Empresa Produtora de Pasta e Papel            965                802

Retail (--%)
Sonae SGPS                                           5,779              4,146

Utilities -- electric (0.2%)
EDP-Electricidade de Portugal                        8,755             23,134

Utilities -- telephone (0.1%)
Portugal Telecom                                     2,994             21,455

Singapore (0.9%)
Airlines (0.1%)
Singapore Airlines                                   3,000             21,144

Automotive & related (--%)
Cycle & Carriage                                     1,000              1,765

Banks and savings & loans (0.3%)
DBS Group Holdings                                   4,000             29,969
Oversea-Chinese Banking                              4,000             25,307
United Overseas Bank                                 3,112             18,135
Total                                                                  73,411

Beverages & tobacco (--%)
Fraser & Neave                                       1,000              4,329

Communications equipment & services (0.1%)
Singapore Telecommunications                        15,000             15,151

Electronics (0.1%)
Chartered Semiconductor Mfg                          3,000(b)           7,759
OMNI Inds                                            1,000              2,209
Venture Mfg                                          1,000              7,159
Total                                                                  17,127

Health care services (--%)
Parkway Holdings                                     2,000                955

Industrial equipment & services (0.1%)
Singapore Technologies Engineering                   7,000             10,683

Leisure time & entertainment (--%)
Hotel Properties                                     1,000                810

Media (0.1%)
Singapore Press Holdings                             1,000             10,711

Metals (--%)
United Industrial                                    3,000              1,299

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
82 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Singapore (cont.)
Miscellaneous (0.1%)
Capitaland                                           6,000(b)          $7,825
City Developments                                    2,000              6,826
First Capital                                        1,000                672
United Overseas Land                                 1,000                977
Wing Tai Holdings                                    2,000                949
Total                                                                  17,249

Multi-industry conglomerates (--%)
Keppel                                               2,000              4,041
Sembcorp Inds                                        4,000              3,707
Straits Trading                                      1,200              1,225
Total                                                                   8,973

Transportation (--%)
Comfort Group                                        1,500                558
Neptune Orient Lines                                 3,000(b)           2,031
Total                                                                   2,589

Spain (3.1%)
Banks and savings & loans (1.2%)
Banco Bilbao Vizcaya Argentaria                      9,430            115,429
Banco Santander Central Hispano                     13,324            117,161
Total                                                                 232,590

Beverages & tobacco (0.1%)
Altadis                                                864             12,413

Building materials & construction (0.1%)
ACS, Actividades de Construccion y Servicios           129              3,386
Autopistas, Concesianaria Espanola                    1308              6,667
Fomento de Construcciones y Contractas                 283              6,012
Grupo Dragados                                         405              5,032
Portland Valderrivas                                    57              1,381
Total                                                                  22,478

Communications equipment & services (0.8%)
Telefonica                                          13,253(b)         161,413

Food (--%)
Azucarera Ebro Agricolas                               255              2,945
Puleva                                                 255(d)              --
Total                                                                   2,945

Health care (--%)
Zeltia                                                 483              3,871

Industrial equipment & services (--%)
Zardoya Otis                                           388              3,646

Insurance (--%)
Corporacion Mapfre                                     142              3,106

Metals (--%)
Acerinox                                               138              3,815

Miscellaneous (--%)
Metrovacesa                                            128              1,895
Prosegur, CIA de Seguridad                             157              1,951
Vallehermoso                                           304              1,965
Total                                                                   5,811

Multi-industry conglomerates (0.3%)
Aguas de Barcelona                                     328              4,641
Repsol-YPF                                           3,602             59,564
Total                                                                  64,205

Restaurants & lodging (--%)
Sol Melia                                              404(b)           3,535

Retail (--%)
Cortefiel                                              184              1,259
TelePizza                                              505(b)             826
Total                                                                   2,085

Utilities -- electric (0.5%)
Endesa                                               2,812             45,886
Iberdrola                                            2,660             34,957
Union Electrica Fenosa                                 717             13,080
Total                                                                  93,923

Utilities -- gas (0.1%)
Gas Natural SDG Cl E                                 1,054             18,416

Sweden (2.2%)
Automotive & related (0.1%)
Volvo Cl A                                             300              4,545
Volvo Cl B                                             700             11,001
Total                                                                  15,546

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
83 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Sweden (cont.)
Banks and savings & loans (0.4%)
Nordic Baltic Holding                                7,199            $40,308
Skandinaviska Enskilda Banker Cl A                   1,720             15,700
Svenska Handelsbanken Cl A                           1,900             27,714
Svenska Handelsbanken Cl B                             100              1,421
Total                                                                  85,143

Beverages & tobacco (--%)
Swedish Match                                          743              3,531

Building materials & construction (0.1%)
Skanska Cl B                                         1,200             11,067

Communications equipment & services (0.8%)
Ericsson (LM) Cl B                                  23,500            127,158
NetCom Cl B                                            350(b)          11,462
Telia                                                4,400(b)          22,566
Total                                                                 161,186

Computer software & services (--%)
WM-Data Cl B                                         1,000              2,475

Financial services (--%)
OM Gruppen                                             200              2,447

Furniture & appliances (0.1%)
Electrolux Series B                                    800             12,008

Health care (--%)
Gambro Cl A                                            500              3,176
Gambro Cl B                                            200              1,242
Total                                                                   4,418

Industrial equipment & services (0.1%)
Atlas Copco Cl A                                       300              6,366
Atlas Copco Cl B                                       100              2,051
Sandvik                                                600             11,971
Total                                                                  20,388

Insurance (0.1%)
Skandia Forsakrings                                  3,000             27,667

Media (--%)
Modern Times Group Cl B                                159(b)           3,771

Metals (0.1%)
Assa Abloy Cl B                                        800             11,179
SAPA                                                   100              1,553
SKF Cl A                                               100              1,515
SKF Cl B                                               100              1,675
SSAB Svenskt Stal Series A                             200              1,732
Total                                                                  17,654

Miscellaneous (0.1%)
Diligentia                                             200              1,694
Drott Cl B                                             300              3,134
Securitas Cl B                                       1,000             18,585
Total                                                                  23,413

Multi-industry conglomerates (--%)
Trelleborg Cl B                                        200              1,515

Paper & packaging (0.1%)
AssiDoman                                              200              4,329
Svenska Cellulosa Cl B                                 500             11,104
Total                                                                  15,433

Retail (0.2%)
Hennes & Mauritz Cl B                                2,450             45,534

Switzerland (6.8%)
Airlines (--%)
SAirGroup                                               30              2,345

Banks and savings & loans (1.5%)
Credit Suisse Group                                    810            137,163
UBS AG                                               3,594            163,020
Total                                                                 300,183

Building materials & construction (0.2%)
Holcim                                                  50              2,317
Holcim Cl B                                            150             29,395
Total                                                                  31,712

Chemicals (0.1%)
Lonza                                                   20             11,903
Sika Finanz                                             10              2,316
Syngenta                                               272(b)          14,290
Total                                                                  28,509

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
84 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Switzerland (cont.)
Communications equipment & services (0.3%)
Ascom Holding Cl R                                      56             $1,945
Kudelski                                               249(b)          17,010
Swisscom                                               180             49,499
Total                                                                  68,454

Electronics (0.2%)
ABB                                                  3,240(b)          35,920
Unaxis Holding                                          32(b)           3,705
Total                                                                  39,625

Food (1.2%)
Nestle                                               1,100            235,623

Health care (2.4%)
Givaudan                                                22              6,254
Novartis                                             8,180            284,612
Roche Holding                                        2,000(b)         152,258
Roche Holding                                          445             38,128
Total                                                                 481,252

Industrial equipment & services (--%)
Fischer (Georg)                                         10              2,235
Sulzer                                                  10              1,997
Sulzer Medica                                           20              1,025
Total                                                                   5,257

Insurance (0.7%)
Swiss Re                                                39             81,710
Zurich Financial Services                              216             71,653
Total                                                                 153,363

Leisure time & entertainment (--%)
Kuoni Reisen                                            16              3,900

Media (--%)
PubliGroupe                                              6              1,820

Miscellaneous (0.1%)
Adecco                                                 500             24,894
SGS Societe Generale de Surveillance Holding            10              1,592
Total                                                                  26,486

Retail (0.1%)
Charles Voegele Holding                                 21              1,623
Swatch Group                                            40              8,105
Swatch Group Cl B                                       10              9,575
Valora Holding                                          10              1,821
Total                                                                  21,124

United Kingdom (20.2%)
Aerospace & defense (0.2%)
British Aerospace                                    7,791             41,556

Airlines (0.1%)
British Airways                                      2,538             12,407

Automotive & related (--%)
Lex Service                                            257              1,991

Banks and savings & loans (4.0%)
Abbey Natl                                           3,594             56,549
Barclays                                             4,244            125,871
Halifax Group                                        5,679             65,802
HSBC Holdings                                       24,639            285,316
Lloyds TSB Group                                    14,183            145,640
Royal Bank of Scotland Group                         7,016            159,989
Total                                                                 839,167

Beverages & tobacco (0.8%)
British American Tobacco                             5,655             45,375
Cadbury Schweppes                                    4,753             32,380
Diageo                                               8,766             90,077
Total                                                                 167,832

Building materials & construction (0.2%)
AMEC                                                   478              2,895
Balfour Beatty                                         935              2,169
Barratt Developments                                   509              2,463
Berkeley Group (The)                                   276              2,889
Caradon                                              1,018              2,002
Hanson                                               1,845             13,306
Jarvis                                                 303              1,917
Pilkington                                           2,433              3,884
RMC Group                                              569              5,377
Taylor Woodrow                                         879              2,195
Wimpey (George)                                        813              2,152
Wolseley                                             1,347              9,599
Total                                                                  50,848

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
85 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

United Kingdom (cont.)
Chemicals (0.1%)
BOC Group                                            1,123            $15,605
Imperial Chemical Inds                               1,721             10,645
Total                                                                  26,250

Communications equipment & services (2.7%)
British Telecommunications                          22,497            156,467
BTG                                                    246(b)           3,566
Vodafone AirTouch                                  179,746            393,229
Total                                                                 553,262

Computer software & services (0.2%)
CMG                                                  1,419              5,273
Logica                                               1,051             10,321
London Bridge Software Holdings                        386                696
Misys                                                1,305              6,956
Sage Group (The)                                     3,029             10,145
Total                                                                  33,391

Computers & office equipment (--%)
Psion                                                1,000              1,304

Electronics (0.2%)
ARM Holdings                                         2,222(b)           8,994
Chubb                                                1,717              4,087
Electrocomponents                                    1,019              7,908
FKI                                                  1,243              3,539
Invensys                                             8,574             10,386
Marconi                                              6,498              9,261
Pace Micro Technology                                  528              3,326
Total                                                                  47,501

Energy (2.4%)
BP Amoco                                            59,693            496,413

Financial services (0.2%)
Amvescap                                             1,799             28,589
Provident Financial                                    573              5,022
Schroders                                              699              8,642
Total                                                                  42,253

Food (0.5%)
Compass Group                                        5,266             39,363
Tate & Lyle                                            996              3,677
Unilever                                             7,455             63,644
Uniq                                                   263                753
Total                                                                 107,437

Health care (0.1%)
Smith & Nephew                                       2,150             10,856

Health care services (3.5%)
AstraZeneca Group                                    4,584            227,616
GlaxoSmithKline                                     16,463(b)         475,601
Nycomed Amersham                                     1,489             12,011
SSL Intl                                               402              2,979
Total                                                                 718,207

Industrial equipment & services (0.2%)
BBA Group                                              951              3,402
GKN                                                  1,674             16,964
Smiths Inds                                          1,293             14,226
Total                                                                  34,592

Insurance (0.8%)
CGNU                                                 5,836             82,344
Legal & General Group                               12,061             28,878
Prudential                                           5,244             64,723
Total                                                                 175,945

Leisure time & entertainment (0.3%)
Airtours                                             1,124              4,009
Bass                                                 2,050             20,554
Carlton Communications                               1,453              7,181
Eidos                                                  286(b)           1,072
EMI Group                                            1,800             11,294
Hilton Group                                         3,429             11,973
P & O Pricess Cruises                                1,520(b)           8,064
Rank Group                                           1,688              5,581
Total                                                                  69,728

Media (0.9%)
British Sky Broadcasting Group                       4,461(b)          50,226
Pearson                                              1,856             28,383
Reed Intl                                            3,022             25,928
Reuters Group                                        3,710             44,997
WPP Group                                            2,895             30,739
Total                                                                 180,273

Metals (0.2%)
Corus Group                                          7,377              6,098
Rio Tinto                                            2,697             45,357
Total                                                                  51,455

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
86 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

United Kingdom (cont.)
Miscellaneous (0.6%)
3i Group                                             1,400            $18,536
AWG                                                    594              4,825
AWG                                                182,952(b)             235
British Land                                         1,218              8,211
Canary Wharf Finance                                 1,609(b)          12,383
Capita Group                                         1,500             10,219
Celltech Group                                         615(b)           9,291
De La Rue                                              418              2,982
Granada Compass                                      6,739(b)          15,127
Great Portland Estates                                 494              1,962
Hammerson                                              629              4,379
Kidde                                                1,717(b)           1,988
Land Securities                                      1,277             15,980
Slough Estates                                         897              4,653
United Utilities                                     1,301             12,052
Wincanton                                              263                675
Total                                                                 123,498

Multi-industry conglomerates (0.2%)
Hays                                                 4,052             10,164
IMI                                                    764              2,504
Johnson Matthey                                        476              6,920
Rentokil Initial                                     5,118             17,688
Total                                                                  37,276

Paper & packaging (0.0%)
Bunzl                                                  992              6,504
Rexam                                                  862              3,845
Total                                                                  10,349

Retail (0.9%)
Boots                                                2,127             20,189
Dixon Group                                          3,904             12,756
Great Universal Stores                               2,378             21,148
Kingfisher                                           3,257             18,521
Marks & Spencer                                      6,751             23,789
Sainsbury (J)                                        4,514             26,378
Tesco                                               18,045             64,553
Total                                                                 187,334

Textiles & apparel (--%)
Coats Viyella                                        1,562              1,119

Transportation (0.2%)
BAA                                                  2,522             24,442
Ocean Group                                            698              7,670
Peninsular & Oriental Steam Navigation               1,520              5,643
Railtrack Group                                      1,198              5,617
Stagecoach Holdings                                  3,754              4,227
Total                                                                  47,599

Utilities -- electric (0.3%)
Innogy Holdings                                        204                683
Natl Grid Group                                      3,475             23,525
Natl Power                                           2,704             11,850
ScottishPower                                        4,291             29,967
Total                                                                  66,025

Utilities -- gas (0.4%)
BG Group                                             8,236             32,867
Centrica                                             9,396             29,796
Lattice Group                                        8,236(b)          19,338
Total                                                                  82,001

Total common stocks
(Cost: $24,159,423)                                               $19,635,874

Preferred stocks & other (0.4%)

Issuer                                              Shares           Value(a)

Australia (0.3%)
AMP
     Rights                                          1,344(d)             $--
News Corp                                            5,709             44,891

France (--%)
Casino Cl A
     Warrants                                           15                 56
Casino Cl B
     Warrants                                           15                 73
Casino Guichard-Perrachon                               38              2,186

Germany (0.1%)
Dyckerhoff                                             128              2,419
Hugo Boss                                              349              8,190
ProSieben Sat.1 Media                                  357              5,307
RWE                                                    200              6,448
Volkswagen                                             200              6,210

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
87 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP International Equity Index Fund

Issuer                                              Shares           Value(a)

Hong Kong (--%)
QPL Intl Holdings
     Warrants                                          200                $14

Italy (--%)
Fiat                                                   210              3,041

Switzerland (--%)
Holcim
     Rights                                             50                 59

United Kingdom (--%)
TI Group
     Rights                                          1,293(d)              --

Total preferred stocks & other
(Cost: $81,634)                                                       $78,894

Bond (--%)

Issuer                          Coupon           Principal           Value(a)
                                  rate              amount

Australia
AMP
     (Australian Dollar)
         12-20-49                 5.95%              3,600             $1,636

Total bond
(Cost: $2,607)                                                         $1,636

Short-term security (4.2%)

Issuer                            Rate              Shares           Value(a)

Investment company
Bank of New York Cash
     Reserve Fund                 2.35%            860,353(c)        $860,353

Total short-term security
(Cost: $860,353)                                                     $860,353

Total investments in securities
(Cost: $25,104,017)(e)                                            $20,576,757

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S dollars. For debt securities, principal amounts are denominated in the currency indicated.

(b)  Non-income producing.

(c) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                               Contracts
     Purchase contracts
     CAC 40                                                                 4
     FTSE 100                                                               5
     Nikkei 300                                                            13
     OMX 100                                                                2
     SPI 200                                                                3

(d)  Negligible market value.

(e) At July 31, 2001, the cost of securities for federal income tax purposes was approximately $25,104,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $   763,000
     Unrealized depreciation                                       (5,290,000)
                                                                   ----------
     Net unrealized depreciation                                  $(4,527,000)
                                                                  -----------

--------------------------------------------------------------------------------
88 AXP INDEX FUNDS -- SEMIANNUAL REPORT

Investments in Securities

AXP Nasdaq 100 Index Fund

July 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (100.1%)

Issuer                                              Shares           Value(a)

Automotive & related (0.4%)
PACCAR                                               2,005           $117,974

Communications equipment & services (10.1%)
ADC Telecommunications                              22,804(b)         111,968
Brocade Communications Systems                       5,376(b)         177,085
CIENA                                                9,060(b)         300,248
EchoStar Communications Cl A                         5,711(b)         169,902
Ericsson (LM) ADR Cl B                              22,394(c)         120,032
JDS Uniphase                                        31,706(b)         292,963
QUALCOMM                                            21,346(b)       1,349,709
RF Micro Devices                                     4,337(b)         118,660
Tellabs                                              5,451(b)          89,778
Total                                                               2,730,345

Computer software & services (24.8%)
Adobe Systems                                        5,478            205,370
Ariba                                                5,551(b)          22,260
At Home Series A                                     5,928(b)           6,995
BEA Systems                                          8,534(b)         188,175
BroadVision                                          6,939(b)          23,731
Citrix Systems                                       5,128(b)         171,634
Compuware                                            5,302(b)          72,637
Electronic Arts                                      3,134(b)         178,387
i2 Technologies                                     10,336(b)          99,742
Intuit                                               6,143(b)         211,196
Microsoft                                           43,292(b)       2,865,498
Novell                                              10,134(b)          50,569
Oracle                                              54,705(b)         989,066
Parametric Technology                                8,387(b)          79,425
PeopleSoft                                           9,709(b)         423,992
RealNetworks                                         3,526(b)          24,753
Siebel Systems                                      12,338(b)         425,167
VeriSign                                             4,427(b)         241,758
VERITAS Software                                     9,494(b)         402,641
Total                                                               6,682,996

Computers & office equipment (18.1%)
3Com                                                 4,011(b)          19,654
Apple Computer                                      11,378(b)         213,793
Check Point Software Technologies                    5,354(b,c)       236,861
Cisco Systems                                       61,113(b)       1,174,593
CMGI                                                 8,803(b)          17,782
CNET Networks                                        3,618(b)          39,798
Comverse Technology                                  4,156(b)         117,532
Concord EFS                                          6,391(b)         366,716
Dell Computer                                       22,402(b)         603,286
Exodus Communications                               13,897(b)          16,259
Fiserv                                               3,635(b)         208,576
Gemstar-TV Guide Intl                               10,075(b)         408,944
Inktomi                                              2,712(b)          10,848
Juniper Networks                                     4,926(b)         126,549
Mercury Interactive                                  2,055(b)          79,446
Network Appliance                                    7,955(b)          99,278
NVIDIA                                               1,766(b)         142,869
Palm                                                12,542(b)          67,351
Rational Software                                    4,962(b)          84,949
Sanmina                                              7,976(b)         173,478
Sun Microsystems                                    33,111(b)         539,378
Yahoo!                                               6,369(b)         112,222
Total                                                               4,860,162

Electronics (20.5%)
Altera                                              12,713(b)         382,153
Applied Materials                                    9,790(b)         448,968
Applied Micro Circuits                               8,147(b)         139,640
Atmel                                                8,131(b)          81,391
Broadcom Cl A                                        3,862(b)         168,499
Conexant Systems                                     6,376(b)          60,636
Flextronics Intl                                    12,210(b,c)       331,990
Intel                                               55,038          1,640,682
KLA-Tencor                                           5,251(b)         285,602
Linear Technology                                    9,929            432,706
Maxim Integrated Products                           10,752(b)         496,419
Microchip Technology                                 2,549(b)          92,529
Molex                                                2,273             78,191
Novellus Systems                                     3,396(b)         173,094
PMC-Sierra                                           4,228(b)         128,151
QLogic                                               2,195(b)          84,310
Vitesse Semiconductor                                4,641(b)          91,428
Xilinx                                              10,232(b)         409,280
Total                                                               5,525,669

Financial services (1.2%)
Paychex                                              8,279            325,365

See accompanying notes to investments in securities.

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89 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Nasdaq 100 Index Fund

Issuer                                              Shares           Value(a)

Health care (10.5%)
Amgen                                               11,364(b)        $712,637
Biogen                                               4,268(b)         241,953
Biomet                                               5,631            273,385
Chiron                                               6,207(b)         266,280
Genzyme-General Division                             5,684(b)         318,304
Human Genome Sciences                                2,923(b)         148,430
IDEC Pharmaceuticals                                 3,792(b)         204,692
Immunex                                             17,382(b)         268,030
MedImmune                                            5,321(b)         204,965
Millennium Pharmaceuticals                           5,578(b)         174,480
Total                                                               2,813,156

Health care services (0.2%)
Abgenix                                              1,908(b)          55,485

Industrial equipment & services (0.9%)
Cintas                                               4,740            237,806

Media (3.4%)
Adelphia Communications Cl A                         3,856(b)         142,286
Comcast Special Cl A                                10,478(b)         398,479
TMP Worldwide                                        2,662(b)         133,206
USA Networks                                         8,257(b)         231,279
Total                                                                 905,250

Miscellaneous (1.6%)
Nasdaq-100 Shares                                   10,505(b)         438,689

Paper & packaging (0.4%)
Smurfit-Stone Container                              5,582(b)          97,183

Restaurants & lodging (0.8%)
Starbucks                                           12,354(b)         222,866

Retail (3.7%)
Amazon.com                                           5,573(b)          69,607
Bed Bath & Beyond                                    9,072(b)         292,391
Costco Wholesale                                     5,540(b)         238,497
eBay                                                 4,709(b)         294,642
Staples                                              7,163(b)         107,373
Total                                                               1,002,510

Utilities -- telephone (3.5%)
Level 3 Communications                               5,976(b)          26,713
McLeodUSA Cl A                                      11,583(b)          28,263
Metromedia Fiber Network Cl A                       13,804(b)          12,009
Nextel Communications Cl A                          21,954(b)         365,534
PanAmSat                                             4,717(b)         153,916
WorldCom                                            24,281(b)         339,934
XO Communications Cl A                               7,056(b)           9,455
Total                                                                 935,824

Total common stocks
(Cost: $49,451,517)                                               $26,951,280

Total investments in securities
(Cost: $49,451,517)(d)                                            $26,951,280

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2001, the value of foreign securities represented 2.56% of net assets.

(d) At July 31, 2001, the cost of securities for federal income tax purposes was approximately $49,452,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $  1,215,000
     Unrealized depreciation                                      (23,716,000)
                                                                  -----------
     Net unrealized depreciation                                 $(22,501,000)
                                                                 ------------

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90 AXP INDEX FUNDS -- SEMIANNUAL REPORT

AXP Index Funds
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
AXP S&P 500 Index Fund                    Class D: ADIDX        Class E: ADIEX
AXP Mid Cap Index Fund                    Class D: N/A          Class E: N/A
AXP Total Stock Market Index Fund         Class D: N/A          Class E: N/A
AXP International Equity Index Fund       Class D: N/A          Class E: N/A
AXP Nasdaq 100 Index Fund                 Class D: INDDX        Class E: AXIEX

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6436 C (9/01)